 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2006


                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]


                        POST-EFFECTIVE AMENDMENT NO. 13                     [X]


                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]


                               AMENDMENT NO. 30                             [X]


                        THE NEW ENGLAND VARIABLE ACCOUNT

                           (EXACT NAME OF REGISTRANT)

                       METROPOLITAN LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)


                 200 PARK AVENUE, NEW YORK, NEW YORK 10166
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


James L. Lipscomb, Esq.                   Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Mary E. Thornton, Esquire
200 Park Avenue                           Sutherland Asbill & Brennan LLP
New York, NY 10166                        1275 Pennsylvania Avenue, N.W.
                                          Washington, D.C. 20004-2415



It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2006 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts.

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


This registration statement incorporates by reference the supplements dated May 1, 2005 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-11131) on April 27, 2005.


This registration statement incorporates by reference the supplements dated May 1, 2004 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-11131) on April 29, 2004.

This registration statement incorporates by reference the supplements dated May 1, 2003 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-11131) on April 25, 2003.

This registration statement incorporates by reference the supplements dated May 1, 2002 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-11131) on April 30, 2002.

This registration statement incorporates by reference the supplements dated May 1, 2001 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-11131) on April 26, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000, the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, the supplement dated May 1, 2000 to the prospectus dated May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000.

This registration statement incorporates by reference the prospectus dated April 30, 1999 for the contracts as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999.

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY


                         Supplement dated May 1, 2006

       to the Prospectus dated April 30, 1999 as annually supplemented.

   The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

1. GENERAL TAX TREATMENT OF ANNUITIES

   For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

   Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

   From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

   Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

   No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate of 20%.

2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

   A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

   The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

VA-999-04

   When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

   The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

   If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

   A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

   Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

   A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

   Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

   The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

   The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

   The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

   In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

   Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 12.5% capital gain tax rate.

   After December 31, 2007, an average of 10% of the contributions to the Puerto Rico qualified retirement plan must be invested in "property located in Puerto Rico" for a three year period for a lump sum distribution due to separation from service to be eligible for the 12.5% tax rate. If the 10% investment requirement is not satisfied, the distribution will generally be subject to a 20% tax rate. The three year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico generally includes shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.


   The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

   Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

4. A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

   A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

   This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

   An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

   Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

   A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

   Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

   The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

   Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

                              Designated Office:
                         Annuity Administrative Office
                                P.O. Box 14594
                           Des Moines, IA 50306-3594

                         SUPPLEMENT DATED MAY 1, 2006
      TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).

   This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2006, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-777-5897.

   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

   If the Owner of a non-qualified annuity Contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the Contract are generally not eligible for tax deferral.

STATE VARIATIONS

   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

                                 EXPENSE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

       Sales Charge Imposed on Purchase Payments................................           None
       Contingent Deferred Sales Charge (as a percentage of Contract Value)      6.5% declining annually--
                                                                                       See Note (1)
       Transfer Fee(2)..........................................................            $10

--------
NOTES:
(1)The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:

                    IF WITHDRAWN DURING CONTRACT YEAR CHARGE
                    --------------------------------- ------
                                    1................  6.5%
                                    2................  6.0%
                                    3................  5.5%
                                    4................  5.0%
                                    5................  4.5%
                                    6................  4.0%
                                    7................  3.5%
                                    8................  3.0%
                                    9................  2.0%
                                   10................  1.0%
                                   11................    0%

(2)Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

                      Administration Contract Charge(1)..... $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                                       AMERICAN FUNDS
                                                                       GROWTH-INCOME
                                                                        SUB-ACCOUNT,
                                                                       AMERICAN FUNDS
                                                                    GROWTH SUB-ACCOUNT,
                                                                     AND AMERICAN FUNDS         ALL
                                                                        GLOBAL SMALL           OTHER
                                                                 CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                                                 -------------------------- ------------
       Mortality and Expense Risk Charge........................           1.20%                .95%
                                                                           -----               -----
       Administration Asset Charge..............................            .40%                .40%
                                                                           =====               =====
              Total Variable Account Annual Expenses............           1.60%               1.35%
                                                                           -----               -----

--------
NOTE:
(1)The Administration Contract Charge is not imposed after annuitization.

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees,
  distribution (12b-1) fees, and other expenses)..........................................   .29%   8.27%

                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
NET TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES(1)
(expenses that are deducted from Eligible Fund assets, including management fees, distribution (12b-1) fees, and other expenses after any applicable contractual waiver or
  reimbursement arrangement)..............................................................   .28%   1.44%

--------
NOTE:
(1)The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2007, as described in more detail below.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2005, before and after any applicable contractual expense subsidy or expense deferral arrangement:

ANNUAL ELIGIBLE FUND OPERATING EXPENSES (as a percentage of average net assets)(1)

                                                                                                       NET TOTAL
                                                                                                        ANNUAL
                                                                                                       PORTFOLIO
                                                                                                       EXPENSES
                                                                                                       INCLUDING
                                                                     GROSS   CONTRACTUAL  NET TOTAL    ESTIMATED
                                                 12B-1               TOTAL     EXPENSE   CONTRACTUAL  EXPENSES OF
                                   MANAGEMENT DISTRIBUTION  OTHER    ANNUAL  SUBSIDY OR    ANNUAL     UNDERLYING
                                      FEES      FEES(2)    EXPENSES EXPENSES  DEFERRAL   EXPENSES(3) PORTFOLIOS(3)
                                   ---------- ------------ -------- -------- ----------- ----------- -------------
METROPOLITAN SERIES FUND, INC.
"METROPOLITAN FUND"(4)
BlackRock Money Market
  Portfolio(5)....................    .35%          0%       .07%      .42%      .01%        .41%
Western Asset Management U.S.
  Government Portfolio............    .54%          0%       .07%      .61%        0%        .61%
BlackRock Bond Income
  Portfolio(5)....................    .40%          0%       .07%      .47%        0%        .47%
Lehman Brothers(R) Aggregate Bond
  Index Portfolio(5)..............    .25%        .25%       .06%      .56%      .01%        .55%
Western Asset Management Strategic
  Bond Opportunities Portfolio....    .65%          0%       .10%      .75%        0%        .75%
BlackRock Diversified Portfolio...    .44%        .25%       .06%      .75%        0%        .75%
MFS(R) Total Return Portfolio
  CLASS (A)(5)(8).................    .57%          0%       .16%      .73%        0%        .73%
MFS(R) Total Return Portfolio
  CLASS E(5)(8)...................    .57%        .15%       .16%      .88%        0%        .88%
Harris Oakmark Focused Value
  Portfolio.......................    .73%          0%       .04%      .77%        0%        .77%
BlackRock Large Cap Value
  Portfolio(5)(7).................    .70%        .15%       .15%     1.00%        0%       1.00%
Davis Venture Value Portfolio.....    .72%         .0%       .04%      .76%        0%        .76%
FI Value Leaders Portfolio........    .66%          0%       .07%      .73%        0%        .73%
Harris Oakmark Large Cap Value
  Portfolio.......................    .72%        .15%       .06%      .93%        0%        .93%
Neuberger Berman Mid Cap Value
  Portfolio.......................    .67%        .25%       .09%     1.01%        0%       1.01%
Oppenheimer Global Equity
  Portfolio.......................    .60%        .25%       .33%     1.18%        0%       1.18%
BlackRock Strategic Value
  Portfolio.......................    .83%          0%       .06%      .89%        0%        .89%
BlackRock Investment Trust
  Portfolio.......................    .49%        .25%       .06%      .80%        0%        .80%
MetLife Stock Index Portfolio
  CLASS A(5)(10)..................    .25%          0%       .04%      .29%      .01%        .28%
MetLife Stock Index Portfolio
  CLASS B(5)(11)..................    .25%        .25%       .04%      .54%      .01%        .53%
FI Mid Cap Opportunities Portfolio    .68%        .25%       .07%     1.00%        0%       1.00%
MetLife Mid Cap Stock Index
  Portfolio(5)....................    .25%        .25%       .09%      .59%      .01%        .58%

                                                                                                        NET TOTAL
                                                                                                         ANNUAL
                                                                                                        PORTFOLIO
                                                                                                        EXPENSES
                                                                                                        INCLUDING
                                                                      GROSS   CONTRACTUAL  NET TOTAL    ESTIMATED
                                                  12B-1               TOTAL     EXPENSE   CONTRACTUAL  EXPENSES OF
                                    MANAGEMENT DISTRIBUTION  OTHER    ANNUAL  SUBSIDY OR    ANNUAL     UNDERLYING
                                       FEES      FEES(2)    EXPENSES EXPENSES  DEFERRAL   EXPENSES(3) PORTFOLIOS(3)
                                    ---------- ------------ -------- -------- ----------- ----------- -------------
FI International Stock Portfolio...    .86%          0%       .20%    1.06%         0%       1.06%
Morgan Stanley EAFE(R) Index
  Portfolio(5).....................    .30%        .25%       .22%     .77%       .01%        .76%
BlackRock Legacy Large Cap Growth
  Portfolio........................    .73%          0%       .07%     .80%         0%        .80%
FI Large Cap Portfolio(5)(13)......    .80%        .25%       .06%    1.11%         0%       1.11%
Jennison Growth Portfolio..........    .64%          0%       .05%     .69%         0%        .69%
T. Rowe Price Large Cap Growth
  Portfolio........................    .60%        .25%       .12%     .97%         0%        .97%
Loomis Sayles Small Cap
  Portfolio(5).....................    .90%          0%       .08%     .98%       .05%        .93%
Russell 2000(R) Index Portfolio(5).    .25%        .25%       .11%     .61%       .01%        .60%
BlackRock Aggressive Growth
  Portfolio........................    .73%        .25%       .06%    1.04%         0%       1.04%
Franklin Templeton Small Cap Growth
  Portfolio(5)(7)..................    .90%        .25%       .23%    1.38%         0%       1.38%
T. Rowe Price Small Cap Portfolio..    .51%        .25%       .09%     .85%         0%        .85%
Zenith Equity Portfolio(9).........      0%          0%       .01%     .01%         0%        .01%         .73%

MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio(7)....    .50%        .25%       .07%     .82%         0%        .82%
Lord Abbett Bond Debenture
  Portfolio........................    .51%        .25%       .05%     .81%         0%        .81%
PIMCO Inflation Protected Bond
  Portfolio(6).....................    .50%        .25%       .05%     .80%         0%        .80%
Neuberger Berman Real Estate
  Portfolio(6).....................    .67%        .25%       .03%     .95%         0%        .95%
Legg Mason Value Equity Portfolio
  CLASS A(6)(14)...................    .70%          0%      7.57%    8.27%      7.47%        .80%
Lazard Mid-Cap Portfolio(6)........    .70%        .25%       .09%    1.04%         0%       1.04%
Harris Oakmark International
  Portfolio(6).....................    .82%        .15%       .13%    1.10%         0%       1.10%
MFS(R) Research International
  Portfolio(6)(7)..................    .74%        .25%       .23%    1.22%         0%       1.22%
Janus Aggressive Growth
  Portfolio(6).....................    .67%        .25%       .05%     .97%         0%        .97%
Oppenheimer Capital Appreciation
  Portfolio(6)(7)..................    .59%        .25%       .10%     .94%         0%        .94%
T. Rowe Price Mid-Cap Growth
  Portfolio(6).....................    .75%        .25%       .07%    1.07%         0%       1.07%
Met/AIM Small Cap Growth
  Portfolio(6)(7)..................    .90%        .25%       .11%    1.26%         0%       1.26%
RCM Global Technology
  Portfolio(6)(7)..................    .92%        .25%       .27%    1.44%         0%       1.44%
Cyclical Growth and Income ETF
  Portfolio(6)(15).................    .45%        .25%      3.03%    3.73%      2.93%        .80%        1.13%

                                                                                                          NET TOTAL
                                                                                                           ANNUAL
                                                                                                          PORTFOLIO
                                                                                                          EXPENSES
                                                                                                          INCLUDING
                                                                        GROSS   CONTRACTUAL  NET TOTAL    ESTIMATED
                                                    12B-1               TOTAL     EXPENSE   CONTRACTUAL  EXPENSES OF
                                      MANAGEMENT DISTRIBUTION  OTHER    ANNUAL  SUBSIDY OR    ANNUAL     UNDERLYING
                                         FEES      FEES(2)    EXPENSES EXPENSES  DEFERRAL   EXPENSES(3) PORTFOLIOS(3)
                                      ---------- ------------ -------- -------- ----------- ----------- -------------
Cyclical Growth ETF
  Portfolio(6)(15)...................    .45%        .25%      1.89%    2.59%      1.79%        .80%        1.18%

AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Bond Fund
  Portfolio..........................    .43%        .25%       .01%     .69%         0%        .69%
American Funds Growth-Income
  Fund...............................    .28%        .25%       .01%     .54%         0%        .54%
American Funds Global Small
  Capitalization Fund................    .74%        .25%       .05%    1.04%         0%       1.04%
American Funds Growth Fund...........    .33%        .25%       .02%     .60%         0%        .60%

VARIABLE INSURANCE PRODUCTS FUND(4)
VIP Equity-Income Portfolio (Initial
  Class).............................    .47%          0%       .09%     .56%         0%        .56%
VIP Overseas Portfolio (Initial
  Class).............................    .72%          0%       .17%     .89%         0%        .89%

METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(4)
MetLife Conservative Allocation
  Portfolio CLASS B(5)(12)...........    .10%        .25%       .95%    1.30%       .95%        .35%         .98%
MetLife Conservative to Moderate
  Allocation Portfolio
  CLASS B(5)(12).....................    .10%        .25%       .31%     .66%       .31%        .35%        1.00%
MetLife Moderate Allocation Portfolio
  CLASS B(5)(12).....................    .10%        .25%       .19%     .54%       .19%        .35%        1.04%
MetLife Moderate to Aggressive
  Portfolio CLASS B(5)(12)...........    .10%        .25%       .24%     .59%       .24%        .35%        1.06%
MetLife Aggressive Allocation
  Portfolio Class B(5)(12)...........    .10%        .25%      1.66%    2.01%      1.66%        .35%        1.07%

--------
NOTES:
 (1)The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.

 (2)The Metropolitan Series Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.

 (3)Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements.

 (4)Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund") including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series. Fidelity Management & Research Company is the investment adviser to the Portfolios of the Variable Insurance Products Fund.

 (5)MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2006, the following percentages: 1.20% for the FI Large Cap Value Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and the Asset Allocation Portfolios if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife Advisers has contractually agreed, until at least April 30, 2007, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio. Management fees shown in the table for the MFS Total Return Portfolio have been restated to reflect a new fee schedule that came into effect May 1, 2006.

 (6)Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2006, the following percentages: .80% for the Cyclical Growth and Income ETF and Cyclical Growth EFT Portfolios; .80% for the Legg Mason Value Equity Portfolio; 1.15% for the Neuberger Berman Real Estate Portfolio; 1.05% for the Lazard Mid-Cap Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; .90% for the PIMCO Inflation Protected Bond Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits. Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Expenses for the RCM Global Technology Portfolio were 1.35% for the year ended December 31, 2005. Management fees shown in the table for the Lazard Mid-Cap Portfolio have been restated to reflect a new fee schedule that came into effect December 19, 2005.

 (7)Certain amounts were recouped by the investment manager during 2005. These amounts are reflected in Other Expenses and per Portfolio are: .02% for the BlackRock Large Cap Value Portfolio; .03% for the Franklin Templeton Small Cap Growth Portfolio; .05% for the Oppenheimer Capital Appreciation Portfolio; .05% for the MFS Research International Portfolio; .04% for the Met/AIM Small Cap Growth Portfolio; .01% for the PIMCO Total Return Portfolio; and .14% for the RCM Global Technology Portfolio.

 (8)For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class B is available during the accumulation phase and the MFS Total Return Portfolio Class A is available during the annuity phase.

 (9)The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio has its own operating expenses and bears its pro rata portion of the operating expenses of the Underlying Portfolios including the management fee. The Total Contractual Annual Expenses of the Zenith Equity Portfolio, including the weighted average of the total operating expenses of the Underlying Portfolios (before applicable contractual expense limitations) is .73%. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of investing in the Zenith Equity Portfolio.

(10)For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. Class A shares of MetLife Stock Index Portfolio were substituted for the Westpeak Stock Index Series on April 27, 2001.

(11)For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available during the accumulation phase and the MetLife Stock Index Portfolio Class A is available during the annuity phase.

(12)The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in other portfolios of the Metropolitan Series Fund, Inc. and/or the Met Investors Series Trust. Because these Asset Allocation Portfolios invest in other underlying portfolios, each of the Asset Allocation Portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are .63% for the MetLife Conservative Allocation Portfolio, .65% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .71% for the MetLife Moderate to Aggressive Allocation Portfolio, and .72% for the MetLife Aggressive Allocation Portfolio. The Gross Total Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio, 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13)Total Annual Expenses for the FI Large Cap Portfolio have been restated to reflect the reorganization of another Portfolio into the FI Large Cap Portfolio, which occurred as of the close of business on April 28, 2006. The FI Large Cap Portfolio's expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(14)Total Annual Expenses for the Legg Mason Value Equity Portfolio are annualized based on the months the Portfolio was in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005.

(15)Each Portfolio was designed on established principals of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are; 0.33% for Cyclical Growth and Income ETF Portfolio, and 0.38% for the Cyclical Growth ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying EFTs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard(R) U.S. Spector Index Funds, for the fiscal year ended August 31, 2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the portfolios for a description of the allocation targets for each portfolio. Total annual expenses are annualized based on the months the portfolios were in operation (commencement of operations was October 1, 2005).

EXAMPLE

   The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

   The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:

                                          1 YEAR    3 YEARS   5 YEARS  10 YEARS
                                         --------- --------- --------- ---------
(a)..................................... $1,504.00 $3,136.00 $4,625.00 $7,749.00
(b)..................................... $  778.00 $1,083.00 $1,402.00 $2,137.00

    (2)If you do NOT surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):

                                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                          ------- --------- --------- ---------
 (a)..................................... $946.00 $2,707.00 $4,307.00 $7,693.00
 (b)..................................... $174.00 $  539.00 $  927.00 $2,013.00

   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:
(1)The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.071% has been used. (See Note (1) to the first table on p. A-3.)

(2)The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)

--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-32).

                                  THE COMPANY

   The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers.

   New England Life Insurance Company ('NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO is located at 501 Boylston Street, Boston, Massachusetts 02116. The Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below, is Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

   The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

BLACKROCK MONEY MARKET PORTFOLIO

   The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

   During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO)

   The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

BLACKROCK BOND INCOME PORTFOLIO

   The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

   The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO)

   The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

BLACKROCK DIVERSIFIED PORTFOLIO

   The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

MFS TOTAL RETURN PORTFOLIO CLASS A AND CLASS E

   The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS E IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE MFS TOTAL RETURN PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

   The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

BLACKROCK LARGE CAP VALUE PORTFOLIO

   The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is growth of capital.

FI VALUE LEADERS PORTFOLIO

   The FI Value Leaders Portfolio's investment objective is long-term growth of capital.

HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

   The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

   The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

   The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.

BLACKROCK STRATEGIC VALUE PORTFOLIO

   The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

BLACKROCK INVESTMENT TRUST PORTFOLIO

   The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.

METLIFE STOCK INDEX PORTFOLIO CLASS A AND CLASS B

   The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS B IS AVAILABLE DURING THE

ACCUMULATION PHASE AND THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.

FI MID CAP OPPORTUNITIES PORTFOLIO

   The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

METLIFE MID CAP STOCK INDEX PORTFOLIO

   The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

FI INTERNATIONAL STOCK PORTFOLIO

   The FI International Stock Portfolio's investment objective is long-term growth of capital.

MORGAN STANLEY EAFE INDEX PORTFOLIO

   The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

   The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.

FI LARGE CAP PORTFOLIO

   The FI Large Cap Portfolio's investment objective is long-term growth of capital.

JENNISON GROWTH PORTFOLIO

   The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

   The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.

LOOMIS SAYLES SMALL CAP PORTFOLIO

   The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

RUSSELL 2000 INDEX PORTFOLIO

   The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.

BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

   The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

   The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

   The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

PIMCO TOTAL RETURN PORTFOLIO

   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

LORD ABBETT BOND DEBENTURE PORTFOLIO

   The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

   The PIMCO Inflation Protected Bond Portfolio's investment objective is maximum real return, consistent with preservation of capital and prudent investment management.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

   The Neuberger Berman Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

LEGG MASON VALUE EQUITY PORTFOLIO (FORMERLY MFS INVESTORS TRUST PORTFOLIO)

   The Legg Mason Value Equity Portfolio's investment objective is long-term capital appreciation.

LAZARD MID-CAP PORTFOLIO (FORMERLY MET/AIM MID CAP CORE EQUITY PORTFOLIO)

   The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

MFS RESEARCH INTERNATIONAL PORTFOLIO

   The MFS Research International Portfolio's investment objective is capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

   The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

   The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

   The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

   The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

RCM GLOBAL TECHNOLOGY PORTFOLIO

   The RCM Global Technology Portfolio's investment objective is to seek capital appreciation, no consideration is given to income.

AMERICAN FUNDS BOND FUND

   The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GROWTH-INCOME FUND

   The American Funds Growth-Income Fund's Investment objective is to seek capital appreciation and income.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

   The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

AMERICAN FUNDS GROWTH FUND

   The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

   The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE MODERATE ALLOCATION PORTFOLIO

   The MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

ZENITH EQUITY PORTFOLIO

   The Zenith Equity Portfolio's investment objective is long-term capital appreciation.

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

   The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.

CYCLICAL GROWTH ETF PORTFOLIO

   The Cyclical Growth ETF Portfolio's investment objective is growth of capital.

VIP EQUITY-INCOME PORTFOLIO

   The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor's 500/SM/ Index.

VIP OVERSEAS PORTFOLIO

   The VIP Overseas Portfolio seeks long-term growth of capital.

INVESTMENT ADVICE

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Portfolio                                             Subadviser
---------                                             ----------
BlackRock Money Market                                BlackRock Advisors, Inc.
Western Asset Management U.S. Government/(1)/         Western Asset Management Company/(2)/
BlackRock Bond Income                                 BlackRock Advisors, Inc.
Lehman Brothers Aggregate Bond Index                  Metropolitan Life Insurance Company
Western Asset Management Strategic Bond Opportunities Western Asset Management Company/(2)/
BlackRock Diversified                                 BlackRock Advisors, Inc.
MFS Total Return                                      Massachusetts Financial Services Company
Harris Oakmark Focused Value                          Harris Associates L.P.
BlackRock Large Cap Value                             BlackRock Advisors, Inc.
Davis Venture Value                                   Davis Selected Advisers, L.P./(3)/
FI Value Leaders                                      Fidelity Management & Research Company
Harris Oakmark Large Cap Value                        Harris Associates L.P.
Neuberger Berman Mid Cap Value                        Neuberger Berman Management Inc.
Oppenheimer Global Equity                             OppenheimerFunds, Inc.
BlackRock Strategic Value                             BlackRock Advisors, Inc.
BlackRock Investment Trust                            BlackRock Advisors, Inc.
MetLife Stock Index                                   Metropolitan Life Insurance Company
FI Mid Cap Opportunities                              Fidelity Management & Research Company
MetLife Mid Cap Stock Index                           Metropolitan Life Insurance Company
FI International Stock                                Fidelity Management & Research Company
Morgan Stanley EAFE Index                             Metropolitan Life Insurance Company
BlackRock Legacy Large Cap Growth                     BlackRock Advisors, Inc.
FI Large Cap                                          Fidelity Management & Research Company
Jennison Growth                                       Jennison Associates LLC
T. Rowe Price Large Cap Growth                        T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap                               Loomis, Sayles & Company, L.P.

Portfolio                                        Subadviser
---------                                        ----------
Russell 2000 Index                               Metropolitan Life Insurance Company
BlackRock Aggressive Growth                      BlackRock Advisors, Inc.
Franklin Templeton Small Cap Growth              Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth                   T. Rowe Price Associates, Inc.
MetLife Conservative Allocation/(5)/             N/A/(5)/
MetLife Conservative to Moderate Allocation/(5)/ N/A/(5)/
MetLife Moderate Allocation/(5)/                 N/A/(5)/
MetLife Moderate to Aggressive Allocation/(5)/   N/A/(5)/
MetLife Aggressive Allocation/(5)/               N/A/(5)/
Zenith Equity/(4)/                               N/A/(4)/

--------
/(1)/Effective May 1, 2006, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio and Salomon Brothers Strategic Bond Opportunities Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio.

/(2)/On May 1, 2006, Western Asset Management Company replaced Salomon Brothers
    Asset Management Inc. as Subadviser.

/(3)/Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY. Inc., a wholly-owned subsidiary.

/(4)/The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio has its own operating expenses and bears its pro rata portion of the operating expenses of the Underlying Portfolios including the management fee. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of investing in the Zenith Equity Portfolio.

/(5)/Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative
    Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. Although there is no subadviser, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying portfolio has its own subadviser.

   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (I.E. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (I.E. subadviser).

    Portfolio                      Adviser (Subadviser)
    ---------                      --------------------
    PIMCO Total Return             Pacific Investment Management Company LLC
    Lord Abbett Bond Debenture     Lord, Abbett & Co. LLC
    PIMCO Inflation Protected Bond Pacific Investment Management Company LLC
    Neuberger Berman Real Estate   Neuberger Berman Management Inc.
    Legg Mason Value Equity/(3)/   Legg Mason Capital Management, Inc.
    Lazard Mid-Cap/(1)/            Lazard Asset Management LLC/(2)/
    Harris Oakmark International   Harris Associates L.P.
    MFS Research International     Massachusetts Financial Services Company
    Janus Aggressive Growth        Janus Capital Management LLC

        Portfolio                        Adviser (Subadviser)
        ---------                        --------------------
        Oppenheimer Capital Appreciation OppenheimerFunds, Inc.
        T. Rowe Price Mid-Cap Growth     T. Rowe Price Associates, Inc.
        Met/AIM Small Cap Growth         A I M Capital Management, Inc.
        RCM Global Technology            RCM Capital Management LLC
        Cyclical Growth and Income ETF   Gallatin Asset Management, Inc.
        Cyclical Growth ETF              Gallatin Asset Management, Inc.

--------
/(1)/Effective December 19, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid-Cap Portfolio.

/(2)/Effective December 19, 2005, Lazard Asset Management LLC replaced A I M
     Capital Management, Inc. as Adviser (subadviser).

/(3)/On or about May 1, 2006, MFS Investors Trust Portfolio, which had been offered as an Eligible Fund up to that date, merged with and into Legg Mason Value Equity Portfolio.

   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

                     Portfolio                  Subadviser
                     ---------                  ----------
                     American Funds Bond Fund   N/A
                     American Funds
                       Growth-Income            N/A
                     American Funds Global
                       Small Capitalization     N/A
                     American Funds Growth      N/A

   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Fidelity Management & Research Company is the investment manager for the portfolios of the Variable Insurance Products Fund.

                        Portfolio         Subadviser
                        ---------         ----------
                        VIP Equity-Income FMR Co., Inc.
                        VIP Overseas      FMR Co., Inc.

   For more information about the investment manager see the Variable Insurance Products fund prospectus attached at the end of this prospectus and its Statement of Additional Information which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

   You can also get information about the Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

   An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory, LLC) or subadviser of an Eligible Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "EXPENSE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

   Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Eligible Fund's prospectus. (See "EXPENSE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF CONTRACTS.") The payments are deducted from assets of the Eligible Funds and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the Eligible Fund's investment return.

   We select the Eligible Funds offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Eligible Funds based on recommendations made by selling firms. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Eligible Fund.

   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF CONTRACTS.")

SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

    . For the Metropolitan Fund we offer Class A shares of the BlackRock Money Market, Western Asset Management Strategic Bond Opportunities, Western Asset Management U.S. Government, BlackRock Bond Income, MFS Total Return (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), BlackRock Legacy Large Cap Growth, Zenith Equity, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Loomis Sayles Small Cap, MetLife Stock Index (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), Jennison Growth, FI International Stock and BlackRock Strategic Value Portfolios; Class B shares of the FI Large Cap Portfolio, FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts issued after May 1, 1995 in the accumulation phase), Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan

       Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, BlackRock Aggressive Growth, BlackRock Diversified, Metlife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the Harris Oakmark Large Cap Value, BlackRock Large Cap Value and MFS Total Return (for Contracts issued on or after May 1, 1995 in the accumulation phase) Portfolios.

    . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio, which is Class E.

    .  For the American Funds Insurance Series, we offer Class 2 shares only.

    .  For VIP, we offer Initial Class only.

   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

TRANSFER PRIVILEGE

--GENERAL

   The Company currently allows an unlimited number of free transfers per Contract Year prior to annuitization. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. Currently, after variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request, by telephone or by fax.

   Transfers out of the Fixed Account are limited as to timing, frequency and amount.

--MARKET TIMING

   Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the Western Asset Management Strategic Bond Opportunities Portfolio, BlackRock Strategic Value Portfolio, Loomis Sayles Small Cap Portfolio, Russell 2000 Index

Portfolio, Franklin Templeton Small Cap Growth Portfolio, T. Rowe Price Small Cap Growth Portfolio, Oppenheimer Global Equity Portfolio, FI International Stock Portfolio, Morgan Stanley EAFE Index Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Harris Oakmark International Portfolio, MFS Research International Portfolio, American Funds Global Small Capitalization Fund, and VIP Overseas Portfolio--the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were, (1) six or more transfers (in or out) involving the given category; (2) cumulative gross transfers (in and out) involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days in either case subject to certain other criteria.

   We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

   Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m.

   Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

   The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

   In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

   Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

    . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

    .  Through your Registered Representative

    . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594; or

    .  By fax (515) 457-4301

    . For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.

   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

   All other requests must be in written form, satisfactory to us. Any request for a withdrawal, transfer, or reallocation over the telephone or by fax, may be subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

   Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

   A recording of daily unit values is available by calling 1-800-333-2501.

                               ANNUITY PAYMENTS

   During the Annuity Period, the following sub-accounts are currently not available: MFS Total Return (Class E), BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital appreciation, FI Large Cap, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth & Income ETF, Cyclical Growth ETF, American Funds Bond and PIMCO Inflation Protected Bond Sub-accounts.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT be purchased for use with such plans.

   For any tax qualified account (E.G. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

   A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (currently 15% in 2006) applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

   In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    .  made on or after the taxpayer reaches age 59 1/2;

    .  made on or after the death of an Owner;

    .  attributable to the taxpayer's becoming disabled;

    . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

    . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

   Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

   In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess.

Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

   The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

   Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 591/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 591/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 591/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. Traditional IRAs/SEP, Simple IRAs and Roth IRAs may not invest in life insurance. The Contract may provide death benefits that could exceed the greater of premiums paid or the Contract Value. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules.

   THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

   SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59-1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

   ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59-1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

   The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2006, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

HURRICANE RELIEF

   DISTRIBUTIONS. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

   To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

   LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

   SECTION 457(B) PLANS: an eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

   LOANS. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

   OTHER TAX ISSUES. Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

   Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

   Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

   FOREIGN TAX CREDITS. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.

   COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

    . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

    . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

    . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

   GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes they may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                           DISTRIBUTION OF CONTRACTS

   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Tables" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all purchase payments allocated to the American Funds Bond Fund, the American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.

   The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.

   Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

   Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partner may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

   Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the Sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash Compensation to their Sales representatives.

   In addition to the payments listed above, MetLife makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

   Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

   The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

   Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

   We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               LEGAL PROCEEDINGS

   In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

   It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of New England Securities Corporation to perform its contract with the Variable Account or of MetLife to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS

   Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

   Set forth below are accumulation unit values through December 31, 2005 for each Sub-account of The New England Variable Account.

                                BLACKROCK
                               MONEY MARKET
                               SUB-ACCOUNT
                               ------------
                                 9/29/88*     1/1/89     1/1/90     1/1/91       1/1/92       1/1/93     1/1/94
                                    TO          TO         TO         TO           TO           TO         TO
                                 12/31/88    12/31/89   12/31/90   12/31/91     12/31/92     12/31/93   12/31/94
                               ------------ ---------- ---------- ---------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........       1.384       1.408      1.518      1.620        1.697        1.738      1.766
Accumulation Unit Value at
 end of period................       1.408       1.518      1.620      1.697        1.738        1.766      1.811
Numberof Accumulation Units
      outstanding at end of
      period..................     915,605   7,661,069 21,629,006 26,332,938   26,759,532   25,016,975 30,220,356

                                  1/1/95      1/1/96     1/1/97     1/1/98       1/1/99       1/1/00     1/1/01
                                    TO          TO         TO         TO           TO           TO         TO
                                 12/31/95    12/31/96   12/31/97   12/31/98     12/31/99     12/31/00   12/31/01
                               ------------ ---------- ---------- ---------- -------------- ---------- ----------
AccumulationUnit Value at
            beginning of
            period............       1.811       1.889      1.959      2.036        2.114        2.190      2.295
AccumulationUnit Value at end
            of period.........       1.889       1.959      2.036      2.114        2.190        2.295      2.353
Numberof Accumulation Units
      outstanding at end of
      period..................  33,015,018  33,412,517 26,785,902 33,716,959   36,481,209   31,587,553 29,851,477

                                                                             WESTERN ASSET
                                                                               MANAGEMENT
                                                                             STRATEGIC BOND
                                                                             OPPORTUNITIES
                                                                             SUB-ACCOUNT(1)
                                                                             --------------
                                  1/1/02      1/1/03     1/1/04     1/1/05     10/31/94*      1/1/95     1/1/96
                                    TO          TO         TO         TO           TO           TO         TO
                                 12/31/02    12/31/03   12/31/04   12/31/05     12/31/94     12/31/95   12/31/96
                               ------------ ---------- ---------- ---------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........       2.353       2.355      2.342      2.333        1.000        0.984      1.159
Accumulation Unit Value at
 end of period................       2.355       2.342      2.333      2.369        0.984        1.159      1.307
Number of Accumulation Units
 outstanding at end of period.  29,978,273  18,712,117 13,448,596 11,440,636    1,124,133    6,132,563 15,034,554

                                  1/1/97      1/1/98     1/1/99     1/1/00       1/1/01       1/1/02     1/1/03
                                    TO          TO         TO         TO           TO           TO         TO
                                 12/31/97    12/31/98   12/31/99   12/31/00     12/31/01     12/31/02   12/31/03
                               ------------ ---------- ---------- ---------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........       1.307       1.433      1.442      1.443        1.527        1.609      1.740
Accumulation Unit Value at
 end of period................       1.433       1.442      1.443      1.527        1.609        1.740      1.933
Number of Accumulation Units
 outstanding at end of period.  23,074,669  24,945,159 20,278,882 16,337,092   14,811,810   12,769,969 12,195,522

--------
*  Date these Sub-accounts were first available.

                                                      WESTERN ASSET
                                                        MANAGEMENT
                                                           U.S.
                                                        GOVERNMENT
                                                      SUB-ACCOUNT(1)
                                                      --------------
                                 1/1/04      1/1/05     10/31/94*      1/1/95     1/1/96      1/1/97     1/1/98
                                   TO          TO           TO           TO         TO          TO         TO
                                12/31/04    12/31/05     12/31/94     12/31/95   12/31/96    12/31/97   12/31/98
                               ----------- ---------- -------------- ---------- ----------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.933       2.034        1.000        1.004      1.139       1.161      1.242
Accumulation Unit Value at
 end of period................      2.034       2.063        1.004        1.139      1.161       1.242      1.319
Number of Accumulation Units
 outstanding at end of period. 10,800,354   9,727,358      910,020    4,495,184  5,785,148   8,616,135 12,796,204

                                 1/1/99      1/1/00       1/1/01       1/1/02     1/1/03      1/1/04     1/1/05
                                   TO          TO           TO           TO         TO          TO         TO
                                12/31/99    12/31/00     12/31/01     12/31/02   12/31/03    12/31/04   12/31/05
                               ----------- ---------- -------------- ---------- ----------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.319       1.304        1.421        1.496      1.593       1.598      1.624
Accumulation Unit Value at
 end of period................      1.304       1.421        1.496        1.593      1.598       1.624      1.630
Number of Accumulation Units
 outstanding at end of period. 10,314,952   8,874,230   10,827,033   14,892,461 11,075,788   8,131,240  6,359,030

                                BLACKROCK
                               BOND INCOME
                               SUB-ACCOUNT
                               -----------
                                10/5/88*     1/1/89       1/1/90       1/1/91     1/1/92      1/1/93     1/1/94
                                   TO          TO           TO           TO         TO          TO         TO
                                12/31/88    12/31/89     12/31/90     12/31/91   12/31/92    12/31/93   12/31/94
                               ----------- ---------- -------------- ---------- ----------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.631       1.634        1.810        1.930      2.247       2.398      2.664
Accumulation Unit Value at
 end of period................      1.634       1.810        1.930        2.247      2.398       2.664      2.540
Number of Accumulation Units
 outstanding at end of period.    299,002   4,287,540   10,139,527   17,797,335 28,871,719  41,939,487 41,657,182

                                 1/1/95      1/1/96       1/1/97       1/1/98     1/1/99      1/1/00     1/1/01
                                   TO          TO           TO           TO         TO          TO         TO
                                12/31/95    12/31/96     12/31/97     12/31/98   12/31/99    12/31/00   12/31/01
                               ----------- ---------- -------------- ---------- ----------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      2.540       3.037        3.134        3.429      3.689       3.622      3.865
Accumulation Unit Value at
 end of period................      3.037       3.134        3.429        3.689      3.622       3.865      4.149
Number of Accumulation Units
 outstanding at end of period. 42,231,987  41,138,874   37,260,367   38,630,894 32,707,422  25,348,903 25,107,756

                                                                                 MFS TOTAL
                                                                                  RETURN
                                                                                SUB-ACCOUNT
                                                                                CLASS A(2)
                                                                                -----------
                                 1/1/02      1/1/03       1/1/04       1/1/05    9/21/88*     1/1/89     1/1/90
                                   TO          TO           TO           TO         TO          TO         TO
                                12/31/02    12/31/03     12/31/04     12/31/05   12/31/88    12/31/89   12/31/90
                               ----------- ---------- -------------- ---------- ----------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      4.149       4.439        4.636        4.776      1.042       1.063      1.250
Accumulation Unit Value at
 end of period................      4.439       4.636        4.776        4.826      1.063       1.250      1.272
Number of Accumulation Units
 outstanding at end of period. 21,965,782  17,110,556   13,806,056   11,248,007    731,349   9,179,207 18,099,540

                                 1/1/91      1/1/92       1/1/93       1/1/94     1/1/95      1/1/96     1/1/97
                                   TO          TO           TO           TO         TO          TO         TO
                                12/31/91    12/31/92     12/31/93     12/31/94   12/31/95    12/31/96   12/31/97
                               ----------- ---------- -------------- ---------- ----------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.272       1.508        1.588        1.733      1.691       2.190      2.485
Accumulation Unit Value at
 end of period................      1.508       1.588        1.733        1.691      2.190       2.485      3.103
Number of Accumulation Units
 outstanding at end of period. 26,478,398  41,588,546   60,696,659   61,961,278 56,145,463  52,130,165 48,490,618

                                 1/1/98      1/1/99       1/1/00       1/1/01     1/1/02      1/1/03     1/1/04
                                   TO          TO           TO           TO         TO          TO         TO
                                12/31/98    12/31/99     12/31/00     12/31/01   12/31/02    12/31/03   12/31/04
                               ----------- ---------- -------------- ---------- ----------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      3.103       3.664        3.975        3.789      3.596       3.357      3.875
Accumulation Unit Value at
 end of period................      3.664       3.975        3.789        3.596      3.357       3.875      4.253
Number of Accumulation Units
 outstanding at end of period. 42,358,784  37,391,028   30,014,285   24,501,065 19,130,634  15,049,705 13,288,556

--------
*  Date these Sub-accounts were first available.

                                            MFS TOTAL
                                             RETURN
                                           SUB-ACCOUNT
                                           CLASS A(3)
                                           -----------
                                 1/1/05     10/31/94*     1/1/95       1/1/96     1/1/97       1/1/98       1/1/99
                                   TO          TO           TO           TO         TO           TO           TO
                                12/31/05    12/31/94     12/31/95     12/31/96   12/31/97     12/31/98     12/31/99
                               ----------- ----------- ------------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      4.253       1.000        0.997        1.227      1.415        1.622        1.747
Accumulation Unit Value at
 end of period................      4.327       0.997        1.227        1.415      1.622        1.747        1.636
Number of Accumulation Units
 outstanding at end of period. 11,053,293   1,736,189   10,987,597   20,107,324 28,677,041   30,824,135   27,038,754

                                                                                             MFS TOTAL
                                                                                               RETURN
                                                                                            SUB-ACCOUNT
                                                                                             CLASS E(3)
                                                                                           --------------
                                 1/1/00      1/1/01       1/1/02       1/1/03     1/1/04      05/01/04      1/1/05
                                   TO          TO           TO           TO         TO           TO           TO
                                12/31/00    12/31/01     12/31/02     12/31/03   4/30/04      12/31/04     12/31/05
                               ----------- ----------- ------------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      1.636       1.583        1.492        1.273      1.504       38.200       41.490
Accumulation Unit Value at
 end of period................      1.583       1.492        1.273        1.504      1.492       41.490       42.144
Number of Accumulation Units
 outstanding at end of period. 19,606,177  17,247,901   14,361,234   12,665,983 12,220,963      338,825      294,937

                                BLACKROCK
                                 LEGACY
                                LARGE CAP
                                 GROWTH
                               SUB-ACCOUNT
                               -----------
                                10/31/94*    1/1/95       1/1/96       1/1/97     1/1/98       1/1/99       1/1/00
                                   TO          TO           TO           TO         TO           TO           TO
                                12/31/94    12/31/95     12/31/96     12/31/97   12/31/98     12/31/99     12/31/00
                               ----------- ----------- ------------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      1.000       0.956        1.402        1.566      1.941        2.829        3.744
Accumulation Unit Value at
 end of period................      0.956       1.402        1.556        1.941      2.829        3.744        3.189
Number of Accumulation Units
 outstanding at end of period.  1,857,319  24,163,685   40,025,594   44,518,891 49,255,773   60,072,409   64,809,207

                                                                                           ZENITH EQUITY
                                                                                           SUB-ACCOUNT(4)
                                                                                           --------------
                                 1/1/01      1/1/02       1/1/03       1/1/04     1/1/05      9/16/88*      1/1/89
                                   TO          TO           TO           TO         TO           TO           TO
                                12/31/01    12/31/02     12/31/03     12/31/04   12/31/05     12/31/88     12/31/89
                               ----------- ----------- ------------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      3.189       2.767        1.825        2.433      2.612        4.645        4.612
Accumulation Unit Value at
 end of period................      2.767       1.825        2.433        2.612      2.757        4.612        5.950
Number of Accumulation Units
 outstanding at end of period. 53,583,938  40,343,771   32,774,920   26,001,424 20,745,322      439,393    5,337,778

                                 1/1/90      1/1/91       1/1/92       1/1/93     1/1/94       1/1/95       1/1/96
                                   TO          TO           TO           TO         TO           TO           TO
                                12/31/90    12/31/91     12/31/92     12/31/93   12/31/94     12/31/95     12/31/96
                               ----------- ----------- ------------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      5.950       5.666        8.608        7.978      9.050        8.298       11.300
Accumulation Unit Value at
 end of period................      5.666       8.608        7.978        9.050      8.298       11.300       13.496
Number of Accumulation Units
 outstanding at end of period. 12,591,788  21,719,884   33,645,983   40,091,665 43,592,961   41,663,900   41,363,155

                                 1/1/97      1/1/98       1/1/99       1/1/00     1/1/01       1/1/02       1/1/03
                                   TO          TO           TO           TO         TO           TO           TO
                                12/31/97    12/31/98     12/31/99     12/31/00   12/31/01     12/31/02     12/31/03
                               ----------- ----------- ------------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........     13.496      16.442       21.752       24.831     23.359       19.257       14.832
Accumulation Unit Value at
 end of period................     16.442      21.752       24.831       23.359     19.257       14.832       19.235
Number of Accumulation Units
 outstanding at end of period. 40,200,592  33,502,039   38,236,116   27,364,614 22,565,710   17,578,438   14,440,815

                                                           DAVIS
                                                       VENTURE VALUE
                                                        SUB-ACCOUNT
                                                       -------------
                                 1/1/04      1/1/05      10/31/94*     1/1/95     1/1/96       1/1/97       1/1/98
                                   TO          TO           TO           TO         TO           TO           TO
                                12/31/04    12/31/05     12/31/94     12/31/95   12/31/96     12/31/97     12/31/98
                               ----------- ----------- ------------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........     19.235      21.064        1.000        0.963      1.323        1.643        2.163
Accumulation Unit Value at
 end of period................     21.064      22.892        0.963        1.323      1.643        2.163        2.442
Number of Accumulation Units
 outstanding at end of period. 11,979,638   9,937,720    3,499,719   19,608,688 34,997,024   53,997,107   58,765,470

--------
*  Date these Sub-accounts were first available.

                                 1/1/99       1/1/00       1/1/01     1/1/02       1/1/03       1/1/04     1/1/05
                                   TO           TO           TO         TO           TO           TO         TO
                                12/31/99     12/31/00     12/31/01   12/31/02     12/31/03     12/31/04   12/31/05
                               ----------- ------------- ---------- ---------- -------------- ---------- -----------
Accumulation Unit Value at
 beginning of period..........      2.442        2.831        3.059      2.681        2.212        2.856      3.166
Accumulation Unit Value at
 end of period................      2.831        3.059        2.681      2.212        2.856        3.166      3.446
Number of Accumulation Units
 outstanding at end of period. 57,370,889   59,644,558   54,077,372 43,784,343   37,120,735   31,393,749 26,814,147

                                 HARRIS
                                 OAKMARK
                                 FOCUSED
                                  VALUE
                               SUB-ACCOUNT
                               -----------
                                10/1/93*      1/1/94       1/1/95     1/1/96       1/1/97       1/1/98     1/1/99
                                   TO           TO           TO         TO           TO           TO         TO
                                12/31/93     12/31/94     12/31/95   12/31/96     12/31/97     12/31/98   12/31/99
                               ----------- ------------- ---------- ---------- -------------- ---------- -----------
Accumulation Unit Value at
 beginning of period..........      1.125        1.137        1.119      1.439        1.669        1.932      1.802
Accumulation Unit Value at
 end of period................      1.137        1.119        1.439      1.669        1.932        1.802      1.784
Number of Accumulation Units
 outstanding at end of period.  4,515,611   15,572,344   19,773,057 24,345,379   24,035,279   21,347,155 17,151,815

                                                                                                           LOOMIS
                                                                                                           SAYLES
                                                                                                          SMALL CAP
                                                                                                         SUB-ACCOUNT
                                                                                                         -----------
                                 1/1/00       1/1/01       1/1/02     1/1/03       1/1/04       1/1/05     5/2/94*
                                   TO           TO           TO         TO           TO           TO         TO
                                12/31/00     12/31/01     12/31/02   12/31/03     12/31/04     12/31/05   12/31/94
                               ----------- ------------- ---------- ---------- -------------- ---------- -----------
Accumulation Unit Value at
 beginning of period..........      1.784        2.120        2.673      2.404        3.146        3.412      1.000
Accumulation Unit Value at
 end of period................      2.120        2.673        2.404      3.146        3.412        3.703      0.959
Number of Accumulation Units
 outstanding at end of period. 15,593,693   23,265,733   22,307,958 20,350,274   17,678,283   14,874,735  2,988,971

                                 1/1/95       1/1/96       1/1/97     1/1/98       1/1/99       1/1/00     1/1/01
                                   TO           TO           TO         TO           TO           TO         TO
                                12/31/95     12/31/96     12/31/97   12/31/98     12/31/99     12/31/00   12/31/01
                               ----------- ------------- ---------- ---------- -------------- ---------- -----------
Accumulation Unit Value at
 beginning of period..........      0.959        1.219        1.572      1.936        1.878        2.441      2.535
Accumulation Unit Value at
 end of period................      1.219        1.572        1.936      1.878        2.441        2.535      2.280
Number of Accumulation Units
 outstanding at end of period. 13,533,326   26,307,748   39,442,109 40,318,239   32,700,400   39,281,394 31,036,981

                                                                                 LEGG MASON
                                                                                VALUE EQUITY
                                                                               SUB-ACCOUNT(5)
                                                                               --------------
                                 1/1/02       1/1/03       1/1/04     1/1/05      7/2/01*       1/1/02     1/1/03
                                   TO           TO           TO         TO           TO           TO         TO
                                12/31/02     12/31/03     12/31/04   12/31/05     12/31/01     12/31/02   12/31/03
                               ----------- ------------- ---------- ---------- -------------- ---------- -----------
Accumulation Unit Value at
 beginning of period..........      2.280        1.764        2.375      2.728        0.898        0.833      0.656
Accumulation Unit Value at
 end of period................      1.764        2.375        2.728      2.877        0.833        0.656      0.788
Number of Accumulation Units
 outstanding at end of period. 24,037,246   20,108,467   16,931,561 14,046,323      311,202      743,289    835,828

                                            LEGG MASON
                                           VALUE EQUITY
                                           PORTFOLIO(15)
                                            SUB-ACCOUNT
                                              CLASS A
                                           -------------
                                 1/1/04      10/31/94*     1/1/95     1/1/96       1/1/97       1/1/98     1/1/99
                                   TO           TO           TO         TO           TO           TO         TO
                                12/31/04     12/31/94     12/31/95   12/31/96     12/31/97     12/31/98   12/31/99
                               ----------- ------------- ---------- ---------- -------------- ---------- -----------
Accumulation Unit Value at
 beginning of period..........      0.788        1.000        0.997      1.227        1.415        1.622      1.747
Accumulation Unit Value at
 end of period................      0.866        0.997        1.227      1.415        1.622        1.747      1.636
Number of Accumulation Units
 outstanding at end of period.  1,323,979    1,736,189   10,987,597 20,107,324   28,677,041   30,824,135 27,038,754

                                                                                                          FI VALUE
                                                                                                           LEADERS
                                                                                                         SUB-ACCOUNT
                                                                                                         -----------
                                 1/1/00       1/1/01       1/1/02     1/1/03       1/1/04       1/1/05    10/1/93*
                                   TO           TO           TO         TO           TO           TO         TO
                                12/31/00     12/31/01     12/31/02   12/31/03     12/31/04     12/31/05   12/31/93
                               ----------- ------------- ---------- ---------- -------------- ---------- -----------
Accumulation Unit Value at
 beginning of period..........      1.636        1.583        1.492      1.273        1.503        0.866      1.105
Accumulation Unit Value at
 end of period................      1.583        1.492        1.273      1.504        1.492        0.916      1.132
Number of Accumulation Units
 outstanding at end of period. 19,606,177   17,247,901   14,361,234 12,665,983   12,220,963      860,656  3,359,317

--------
*  Date these Sub-accounts were first available.

                                 1/1/94     1/1/95       1/1/96        1/1/97       1/1/98       1/1/99       1/1/00
                                   TO         TO           TO            TO           TO           TO           TO
                                12/31/94   12/31/95     12/31/96      12/31/97     12/31/98     12/31/99     12/31/00
                               ---------- ----------- ------------ -------------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      1.132      1.103        1.486         1.731        2.279        2.799        3.019
Accumulation Unit Value at
 end of period................      1.103      1.486        1.731         2.279        2.799        3.019        2.825
Number of Accumulation Units
 outstanding at end of period. 16,092,325 21,168,965   26,104,465    30,306,103   35,514,558   35,663,197   29,466,287

                                                                                             METLIFE STOCK
                                                                                               INDEX SUB-
                                                                                                ACCOUNT
                                                                                             CLASS A(6)(7)
                                                                                             --------------
                                 1/1/01     1/1/02       1/1/03        1/1/04       1/1/05      8/1/92*       1/1/93
                                   TO         TO           TO            TO           TO           TO           TO
                                12/31/01   12/31/02     12/31/03      12/31/04     12/31/05     12/31/92     12/31/93
                               ---------- ----------- ------------ -------------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      2.825      2.399        1.906         2.387        2.678        1.592        1.644
Accumulation Unit Value at
 end of period................      2.399      1.906        2.387         2.678        2.925        1.644        1.780
Number of Accumulation Units
 outstanding at end of period. 23,927,806 17,850,173   14,261,808    11,794,230    9,811,468   21,583,607   11,017,884

                                 1/1/94     1/1/95       1/1/96        1/1/97       1/1/98       1/1/99       1/1/00
                                   TO         TO           TO            TO           TO           TO           TO
                                12/31/94   12/31/95     12/31/96      12/31/97     12/31/98     12/31/99     12/31/00
                               ---------- ----------- ------------ -------------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      1.780      1.775        2.398         2.898        3.788        4.781        5.678
Accumulation Unit Value at
 end of period................      1.775      2.398        2.898         3.788        4.781        5.678        5.096
Number of Accumulation Units
 outstanding at end of period. 14,282,355 15,539,609   15,623,253    15,874,978   15,292,906   15,111,062   13,740,976

                                                                                                   FI
                                                                                             INTERNATIONAL
                                                                                                 STOCK
                                                                                             SUB-ACCOUNT(8)
                                                                                             --------------
                                 1/1/01     1/1/02       1/1/03        1/1/04       1/1/05     10/31/94*      1/1/95
                                   TO         TO           TO            TO           TO           TO           TO
                                12/31/01   12/31/02     12/31/03      12/31/04     12/31/05     12/31/94     12/31/95
                               ---------- ----------- ------------ -------------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      5.096      3.682        2.822         3.569        3.892        1.179        1.207
Accumulation Unit Value at
 end of period................      3.682      2.822        3.569         3.892        4.018        1.207        1.265
Number of Accumulation Units
 outstanding at end of period. 14,020,250 11,436,136    9,542,274     7,653,999    6,132,270    2,473,991    9,383,114

                                 1/1/96     1/1/97       1/1/98        1/1/99       1/1/00       1/1/01       1/1/02
                                   TO         TO           TO            TO           TO           TO           TO
                                12/31/96   12/31/97     12/31/98      12/31/99     12/31/00     12/31/01     12/31/02
                               ---------- ----------- ------------ -------------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      1.265      1.331        1.296         1.371        1.686        1.494        1.170
Accumulation Unit Value at
 end of period................      1.331      1.296        1.371         1.686        1.494        1.170        0.953
Number of Accumulation Units
 outstanding at end of period. 13,845,613 14,635,944   13,860,555    12,308,176   13,507,918   12,484,035   11,478,963

                                                                      JENNISON
                                                                       GROWTH
                                                                   SUB-ACCOUNT(9)
                                                                   --------------
                                 1/1/03     1/1/04       1/1/05       1/22/01*      1/1/02       1/1/03       1/1/04
                                   TO         TO           TO            TO           TO           TO           TO
                                12/31/03   12/31/04     12/31/05      12/31/01     12/31/02     12/31/03     12/31/04
                               ---------- ----------- ------------ -------------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      0.953      1.203        1.403         0.753        0.494        0.346        0.430
Accumulation Unit Value at
 end of period................      1.203      1.403        1.634         0.494        0.346        0.430        0.445
Number of Accumulation Units
 outstanding at end of period.  9,688,303  7,713,228    6,649,210     2,569,263    2,363,367    2,208,850    1,342,940

                                           JENNISON
                                            GROWTH    VIP OVERSEAS
                                          SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ------------
                                 1/1/05     5/1/05      10/1/93*       1/1/94       1/1/95       1/1/96       1/1/97
                                   TO         TO           TO            TO           TO           TO           TO
                                4/30/05    12/31/05     12/31/93      12/31/94     12/31/95     12/31/96     12/31/97
                               ---------- ----------- ------------ -------------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      0.445      0.411        1.458         1.532        1.538        1.664        1.859
Accumulation Unit Value at
 end of period................      0.410      0.495        1.532         1.538        1.664        1.859        2.046
Number of Accumulation Units
 outstanding at end of period.  1,146,456    980,101   10,878,551    43,034,544   41,273,183   44,846,316   45,289,247

--------
*  Date these Sub-accounts were first available.

                                 1/1/98      1/1/99      1/1/00     1/1/01      1/1/02       1/1/03          1/1/04
                                   TO          TO          TO         TO          TO           TO              TO
                                12/31/98    12/31/99    12/31/00   12/31/01    12/31/02     12/31/03        12/31/04
                               ----------- ----------- ---------- ----------- ---------- --------------- ---------------
Accumulation Unit Value at
 beginning of period..........      2.046       2.276       3.202      2.556       1.987        1.563           2.211
Accumulation Unit Value at
 end of period................      2.276       3.202       2.556      1.987       1.563        2.211           2.479
Number of Accumulation Units
 outstanding at end of period. 40,546,153  36,251,177  33,830,970 26,663,772  21,187,687   17,591,860      14,387,457

                                           VIP EQUITY-
                                             INCOME
                                           SUB-ACCOUNT
                                           -----------
                                 1/1/05     10/1/93*     1/1/94     1/1/95      1/1/96       1/1/97          1/1/98
                                   TO          TO          TO         TO          TO           TO              TO
                                12/31/05    12/31/93    12/31/94   12/31/95    12/31/96     12/31/97        12/31/98
                               ----------- ----------- ---------- ----------- ---------- --------------- ---------------
Accumulation Unit Value
 at beginning of period.......      2.478       1.980       1.992      2.104       2.804        3.162           3.996
Accumulation Unit Value
 at end of period.............      2.911       1.992       2.104      2.804       3.162        3.996           4.401
Number of Accumulation
 Units outstanding at end of
 period....................... 11,693,540   5,649,743  25,852,849 38,010,655  44,037,798   45,104,192      42,926,506

                                 1/1/99      1/1/00      1/1/01     1/1/02      1/1/03       1/1/04          1/1/05
                                   TO          TO          TO         TO          TO           TO              TO
                                12/31/99    12/31/00    12/31/01   12/31/02    12/31/03     12/31/04        12/31/05
                               ----------- ----------- ---------- ----------- ---------- --------------- ---------------
Accumulation Unit Value
 at beginning of period.......      4.401       4.617       4.939      4.631       3.794        4.879           5.368
Accumulation Unit Value
 at end of period.............      4.617       4.939       4.631      3.794       4.879        5.368           5.607
Number of Accumulation
 Units outstanding at end of
 period....................... 37,676,846  28,617,928  24,545,075 19,947,966  16,865,067   13,982,830      11,401,848

                                 LEHMAN
                                BROTHERS                                                      JANUS
                                AGGREGATE                                                  AGGRESSIVE
                               BOND INDEX                                                    GROWTH
                               SUB-ACCOUNT                                               SUB-ACCOUNT(10)
                               -----------                                               ---------------
                                01/22/01*    1/1/02      1/1/03     1/1/04      1/1/05      05/01/01*        1/1/02
                                   TO          TO          TO         TO          TO           TO              TO
                                12/31/01    12/31/02    12/31/03   12/31/04    12/31/05     12/31/01        12/31/02
                               ----------- ----------- ---------- ----------- ---------- --------------- ---------------
Accumulation Unit Value
 at beginning of period.......      1.077       1.131       1.226      1.251       1.281            1           0.775
Accumulation Unit Value
 at end of period.............      1.131       1.226       1.251      1.281       1.288        0.775           0.529
Number of Accumulation
 Units outstanding at end of
 period.......................  2,019,440   5,543,843   4,465,718  3,813,153   2,859,445      344,674         566,433

                                                                    METLIFE
                                                                  STOCK INDEX
                                                                  SUB-ACCOUNT
                                                                  CLASS B(11)
                                                                  -----------
                                 1/1/03      1/1/04      1/1/05    01/22/01*    1/1/02       1/1/03          1/1/04
                                   TO          TO          TO         TO          TO           TO              TO
                                12/31/03    12/31/04    12/31/05   12/31/01    12/31/02     12/31/03        12/31/04
                               ----------- ----------- ---------- ----------- ---------- --------------- ---------------
Accumulation Unit Value
 at beginning of period.......      0.529       0.678       0.725      4.150       3.528        2.697           3.402
Accumulation Unit Value
 at end of period.............      0.678       0.725       0.813      3.528       2.697        3.402           3.702
Number of Accumulation
 Units outstanding at end of
 period.......................    581,098     499,763     599,986    268,034     603,435      852,620         855,202

                                            BLACKROCK                                                          FI
                                           INVESTMENT                                                        MID CAP
                                              TRUST                                                       OPPORTUNITIES
                                           SUB-ACCOUNT                                                   SUB-ACCOUNT(12)
                                           -----------                                                   ---------------
                                 1/1/05     05/01/01*    1/1/02     1/1/03      1/1/04       1/1/05          5/1/02*
                                   TO          TO          TO         TO          TO           TO              TO
                                12/31/05    12/31/01    12/31/02   12/31/03    12/31/04     12/31/05        12/31/02
                               ----------- ----------- ---------- ----------- ---------- --------------- ---------------
Accumulation Unit Value
 at beginning of period.......      3.702       7.438       6.526      4.746       6.083        6.637           1.000
Accumulation Unit Value
 at end of period.............      3.812       6.526       4.746      6.083       6.637        6.766           0.811
Number of Accumulation
 Units outstanding at end of
 period.......................    693,290      31,594      39,946     80,379      65,779       70,894         163,429

--------
*  Date these Sub-accounts were first available.

                                                             FI
                                                           MID CAP
                                                        OPPORTUNITIES
                                                       SUB-ACCOUNT(13)
                                                       ---------------
                                 1/1/03      1/1/04       01/22/01*      1/1/02      1/1/03      1/1/04      1/1/05
                                   TO          TO            TO            TO          TO          TO          TO
                                12/31/03    04/30/04      12/31/01      12/31/02    12/31/03    12/31/04    12/31/05
                               ----------- ----------- --------------- ----------- ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      0.811       1.136         2.599         1.552       1.085       1.437       1.656
Accumulation Unit Value
 at end of period.............      1.136       1.126         1.552         1.085       1.437       1.652       1.743
Number of Accumulation
 Units outstanding at end of
 period.......................    765,033     900,393     1,630,351     1,138,071   1,239,384   1,530,755   1,164,331

                                                                                                NEUBERGER
                                 METLIFE                                                         BERMAN
                                 MID CAP                                                         MID CAP
                               STOCK INDEX                                                        VALUE
                               SUB-ACCOUNT                                                     SUB-ACCOUNT
                               -----------                                                     -----------
                                01/22/01*    1/1/02        1/1/03        1/1/04      1/1/05     05/01/01*    1/1/02
                                   TO          TO            TO            TO          TO          TO          TO
                                12/31/01    12/31/02      12/31/03      12/31/04    12/31/05    12/31/01    12/31/02
                               ----------- ----------- --------------- ----------- ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      1.036       1.031         0.863         1.146       1.308       1.542       1.503
Accumulation Unit Value
 at end of period.............      1.031       0.863         1.146        1. 308       1.446       1.503       1.336
Number of Accumulation
 Units outstanding at end of
 period.......................  1,448,527   2,232,301     2,512,009     2,683,144   2,080,739     245,461   2,012,000

                                                                        FRANKLIN
                                                                        TEMPLETON
                                                                        SMALL CAP
                                                                         GROWTH
                                                                       SUB-ACCOUNT
                                                                       -----------
                                 1/1/03      1/1/04        1/1/05       05/01/01*    1/1/02      1/1/03      1/1/04
                                   TO          TO            TO            TO          TO          TO          TO
                                12/31/03    12/31/04      12/31/05      12/31/01    12/31/02    12/31/03    12/31/04
                               ----------- ----------- --------------- ----------- ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      1.336       1.795         2.172             1       0.880       0.625       0.891
Accumulation Unit Value
 at end of period.............      1.795       2.171         2.398         0.880       0.625       0.891       0.977
Number of Accumulation
 Units outstanding at end of
 period.......................  1,750,230   3,099,203     3,489,753       609,228   1,263,448   1,909,751   1,713,731

                                                                                                            BLACKROCK
                                             RUSSELL                                                        STRATEGIC
                                           2000 INDEX                                                         VALUE
                                           SUB-ACCOUNT                                                     SUB-ACCOUNT
                                           -----------                                                     -----------
                                 1/1/05     01/22/01*      1/1/02        1/1/03      1/1/04      1/1/05     01/22/01*
                                   TO          TO            TO            TO          TO          TO          TO
                                12/31/05    12/31/01      12/31/02      12/31/03    12/31/04    12/31/05    12/31/01
                               ----------- ----------- --------------- ----------- ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      0.977       1.203         1.186         0.929       1.336       1.547       1.234
Accumulation Unit Value at
 end of period................      1.007       1.186         0.929         1.336       1.548       1.592       1.401
Number of Accumulation
 Units outstanding at end of
 period.......................  1,506,541   1,046,199     1,956,327     3,302,678  12,076,094   2,674,744  11,264,904

                                                                                     MORGAN
                                                                                     STANLEY
                                                                                   EAFE/INDEX
                                                                                   SUB-ACCOUNT
                                                                                   -----------
                                 1/1/02      1/1/03        1/1/04        1/1/05     01/22/01*    1/1/02      1/1/03
                                   TO          TO            TO            TO          TO          TO          TO
                                12/31/02    12/31/03      12/31/04      12/31/05    12/31/01    12/31/02    12/31/03
                               ----------- ----------- --------------- ----------- ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      1.401       1.087         1.611         1.833       1.102       0.853       0.700
Accumulation Unit Value at
 end of period................      1.087       1.611         1.833         1.884       0.853       0.700       0.948
Number of Accumulation
 Units outstanding at end of
 period....................... 13,358,433  12,946,787     3,128,640     9,355,903     641,779   1,349,943   1,681,173

--------
*  Date these Sub-accounts were first available.

                                                         LORD ABBETT
                                                            BOND
                                                          DEBENTURE
                                                         SUB-ACCOUNT
                                                         -----------
                                 1/1/04       1/1/05      05/01/01*    1/1/02      1/1/03        1/1/04       1/1/05
                                   TO           TO           TO          TO          TO            TO           TO
                                12/31/04     12/31/05     12/31/01    12/31/02    12/31/03      12/31/04     12/31/05
                               ----------- ------------- ----------- ----------- ----------- -------------- -----------
Accumulation Unit Value
 at beginning of period.......      0.948        1.116        1.389       1.375       1.349        1.585         1.692
Accumulation Unit Value at
 end of period................      1.116        1.243        1.375       1.349       1.585        1.692         1.694
Number of Accumulation
 Units outstanding at end of
 period.......................  2,023,819    1,939,715      199,974     841,031   1,736,428    1,823,231     1,693,088

                                  PIMCO
                                  TOTAL                                                      T. ROWE PRICE
                                 RETURN                                                      MID-CAP GROWTH
                               SUB-ACCOUNT                                                    SUB-ACCOUNT
                               -----------                                                   --------------
                                05/01/01*     1/1/02       1/1/03      1/1/04      1/1/05      05/01/01*      1/1/02
                                   TO           TO           TO          TO          TO            TO           TO
                                12/31/01     12/31/02     12/31/03    12/31/04    12/31/05      12/31/01     12/31/02
                               ----------- ------------- ----------- ----------- ----------- -------------- -----------
Accumulation Unit Value
 at beginning of period.......      1.001        1.054        1.137       1.170       1.212        0.981         0.824
Accumulation Unit Value at
 end of period................      1.054        1.137        1.170       1.212       1.222        0.824         0.455
Number of Accumulation
 Units outstanding at end of
 period.......................  1,887,995   12,468,313   11,969,667  10,308,470   9,832,142      822,978     1,945,971

                                                                     RCM GLOBAL
                                                                     TECHNOLOGY
                                                                     SUB-ACCOUNT
                                                                     -----------
                                 1/1/03       1/1/04       1/1/05     05/01/01*    1/1/02        1/1/03       1/1/04
                                   TO           TO           TO          TO          TO            TO           TO
                                12/31/03     12/31/04     12/31/05    12/31/01    12/31/02      12/31/03     12/31/04
                               ----------- ------------- ----------- ----------- ----------- -------------- -----------
Accumulation Unit Value
 at beginning of period.......      0.455        0.613        0.713       0.823       0.610        0.296         0.461
Accumulation Unit Value at
 end of period................      0.613        0.713        0.806       0.610       0.296        0.461         0.435
Number of Accumulation
 Units outstanding at end of
 period.......................  3,614,693    4,658,094    4,162,391     176,284     314,143    1,825,498     1,483,587

                                                                                                             AMERICAN
                                           MFS RESEARCH                                                        FUNDS
                                           INTERNATIONAL                                                    GROWTH FUND
                                            SUB-ACCOUNT                                                     SUB-ACCOUNT
                                           -------------                                                    -----------
                                 1/1/05      05/01/01*     1/1/02      1/1/03      1/1/04        1/1/05      05/01/01*
                                   TO           TO           TO          TO          TO            TO           TO
                                12/31/05     12/31/01     12/31/02    12/31/03    12/31/04      12/31/05     12/31/01
                               ----------- ------------- ----------- ----------- ----------- -------------- -----------
Accumulation Unit Value at
 beginning of period..........      0.435        0.972        0.848       0.738       0.962        1.134        13.039
Accumulation Unit Value at
 end of period................      0.476        0.848        0.738       0.962       1.134        1.303        11.078
Number of Accumulation
 Units outstanding at end of
 period.......................  1,063,605      262,000      481,522     928,006   1,446,531    1,520,771       261,891

                                                                                  AMERICAN
                                                                                    FUNDS
                                                                                   GROWTH-
                                                                                   INCOME
                                                                                 SUB-ACCOUNT
                                                                                 -----------
                                 1/1/02       1/1/03       1/1/04      1/1/05     05/01/01*      1/1/02       1/1/03
                                   TO           TO           TO          TO          TO            TO           TO
                                12/31/02     12/31/03     12/31/04    12/31/05    12/31/01      12/31/02     12/31/03
                               ----------- ------------- ----------- ----------- ----------- -------------- -----------
Accumulation Unit Value at
 beginning of period..........     11.078        8.236       11.089      12.276       8.544        8.240         6.622
Accumulation Unit Value at
 end of period................      8.236       11.089       12.276      14.038       8.240        6.622         8.630
Number of Accumulation
 Units outstanding at end of
 period.......................    986,402    1,552,153    1,588,660   1,492,261     315,481      999,190     1,454,819

--------
*  Date these Sub-accounts were first available.

                                                         AMERICAN FUNDS
                                                          GLOBAL SMALL
                                                         CAPITALIZATION
                                                          SUB-ACCOUNT
                                                         --------------
                                 1/1/04       1/1/05       05/01/01*     1/1/02       1/1/03         1/1/04         1/1/05
                                   TO           TO             TO          TO           TO             TO             TO
                                12/31/04     12/31/05       12/31/01    12/31/02     12/31/03       12/31/04       12/31/05
                               ----------- ------------- -------------- --------- -------------- --------------- -------------
Accumulation Unit Value at
 beginning of period..........      8.630        9.374        1.479         1.345       1.071           1.619          1.926
Accumulation Unit Value at
 end of period................      9.374        9.763        1.345         1.071       1.619           1.926          2.376
Number of Accumulation
 Units outstanding at end of
 period.......................  1,495,376    1,389,278      284,714     1,031,114   1,421,682       2,017,792      2,351,449

                                BLACKROCK                                         HARRIS OAKMARK
                                LARGE CAP                                           LARGE CAP
                                  VALUE                                               VALUE
                               SUB-ACCOUNT                                         SUB-ACCOUNT
                               -----------                                        --------------
                                 5/1/02*      1/1/03         1/1/04      1/1/05      5/1/02*         1/1/03         1/1/04
                                   TO           TO             TO          TO           TO             TO             TO
                                12/31/02     12/31/03       12/31/04    12/31/05     12/31/02       12/31/03       12/31/04
                               ----------- ------------- -------------- --------- -------------- --------------- -------------
Accumulation Unit Value at
 beginning of period..........      1.000        0.793        1.059         1.184       1.186           0.973          1.203
Accumulation Unit Value at
 end of period................      0.793        1.059        1.184         1.235       0.973           1.203          1.321
Number of Accumulation
 Units outstanding at end of
 period.......................     73,924      374,652      813,927       722,685     793,465       2,130,663      2,319.472

                                              HARRIS
                                              OAKMARK                                                LAZARD
                                           INTERNATIONAL                                             MID-CAP
                                            SUB-ACCOUNT                                          SUB-ACCOUNT(14)
                                           -------------                                         ---------------
                                 1/1/05       5/1/02*        1/1/03      1/1/04       1/1/05         5/1/02*        1/1/03
                                   TO           TO             TO          TO           TO             TO             TO
                                12/31/05     12/31/02       12/31/03    12/31/04     12/31/05       12/31/02       12/31/03
                               ----------- ------------- -------------- --------- -------------- --------------- -------------
Accumulation Unit Value at
 beginning of period..........      1.321        1.060        0.884         1.179       1.404           1.140          0.967
Accumulation Unit Value at
 end of period................      1.284        0.884        1.179         1.404       1.583           0.967          1.204
Number of Accumulation
 Units outstanding at end of
 period.......................  1,934,007        8,900      952,956     2,168,632   3,570,280         418,397        749,950

                                                            MET/AIM
                                                           SMALL CAP                                              OPPENHEIMER
                                                             GROWTH                                              GLOBAL EQUITY
                                                          SUB-ACCOUNT                                             SUB-ACCOUNT
                                                         --------------                                          -------------
                                 1/1/04       1/1/05        5/1/02*      1/1/03       1/1/04         1/1/05         5/1/04*
                                   TO           TO             TO          TO           TO             TO             TO
                                12/31/04     12/31/05       12/31/02    12/31/03     12/31/04       12/31/05       12/31/04
                               ----------- ------------- -------------- --------- -------------- --------------- -------------
Accumulation Unit Value at
 beginning of period..........      1.204        1.359        1.122         0.848       1.162           1.220         12.799
Accumulation Unit Value at
 end of period................      1.359        1.449        0.848         1.162       1.220           1.303         14.768
Number of Accumulation
 Units outstanding at end of
 period.......................    752,154      722,942      556,582     1,320,114     802,132         674,289          7.408

                                            OPPENHEIMER    BLACKROCK                                             T. ROWE PRICE
                                              CAPITAL      AGGRESSIVE               BLACKROCK                      LARGE CAP
                                           APPRECIATION      GROWTH                DIVERSIFIED                      GROWTH
                                            SUB-ACCOUNT   SUB-ACCOUNT              SUB-ACCOUNT                    SUB-ACCOUNT
                                           ------------- --------------           --------------                 -------------
                                 1/1/05       5/1/05        5/1/04*      1/1/05      5/1/04*         1/1/05         5/1/04*
                                   TO           TO             TO          TO           TO             TO             TO
                                12/31/05     12/31/05       12/31/04    12/31/05     12/31/04       12/31/05       12/31/04
                               ----------- ------------- -------------- --------- -------------- --------------- -------------
Accumulation Unit Value at
 beginning of period..........     14.768       10.024       33.837        37.527      35.648          38.475         11.198
Accumulation Unit Value at
 end of period................     16.899       10.888       37.527        40.888      38.475          39.030         12.138
Number of Accumulation
 Units outstanding at end of
 period.......................     26,823       15,335        1,917         2,225       3.016             846         15.970

--------
*  Date these Sub-accounts were first available.

                                                                      NEUBERGER                          METLIFE
                                           T. ROWE PRICE               BERMAN               METLIFE    CONSERVATIVE
                                             SMALL CAP               REAL ESTATE          CONSERVATIVE      TO
                                              GROWTH                 SUB-ACCOUNT           ALLOCATION    MODERATE
                                            SUB-ACCOUNT               (CLASS B)           SUB-ACCOUNT  SUB-ACCOUNT
                                           -------------             -----------          ------------ ------------
                                 1/1/05       5/1/04*      1/1/05      5/3/04     1/1/05     5/1/05       5/1/05
                                   TO           TO           TO          TO         TO         TO           TO
                                12/31/05     12/31/04     12/31/05    12/31/04   12/31/05   12/31/05     12/31/05
                               ----------- ------------- ----------- ----------- -------- ------------ ------------
Accumulation Unit Value at
 beginning of period..........   12.138       12.426       13.252        9.999    12.816      9.999        9.999
Accumulation Unit Value at
 end of period................   12.733       13.252       14.476       12.838    14.349     10.303       10.521
Number of Accumulation Units
 outstanding at end of period.   81,410        1.999        7,208      124,242   179,430      4,181        2,188

                                              METLIFE
                                             MODERATE
                                 METLIFE        TO         METLIFE
                                MODERATE    AGGRESSIVE   AGGRESSIVE
                               ALLOCATION   ALLOCATION   ALLOCATION
                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                               ----------- ------------- -----------
                                 5/1/05       5/1/05       5/1/05
                                   TO           TO           TO
                                12/31/05     12/31/05     12/31/05
                               ----------- ------------- -----------
Accumulation Unit Value at
 beginning of period..........    9.999        9.999        9.999
Accumulation Unit Value at
 end of period................   10.752       10.978       11.154
Number of Accumulation Units
 outstanding at end of period.   55,018       36,461        5,881

--------
  *Date these Sub-accounts were first available.
 /(1)/Effective May 1, 2006, Salomon Brothers Strategic Bond Opportunities
      Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio, and Western Asset Management Company replaced Salomon Brothers Asset Management Inc as Subadviser to each Portfolio.
 /(2)/For Contracts issued prior to May 1, 1995, and for Contracts in the annuity phase issued on and after May 1, 1995 the MFS Total Return Sub-account Class A is available.
 /(3)/Previously, the Balanced Sub-account. On April 30, 2004, the Balanced
      Portfolio merged into the MFS Total Return Portfolio. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase.
 /(4)/Previously, the Capital Growth Sub-account. Effective May 1, 2002, the
      Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund.
 /(5)/Previously, the MFS Research Managers Sub-account. On April 30, 2004, the
      MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio. On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.
 /(6)/For Contracts issued prior to May 1, 1995, and Contracts in the annuity phase issued on and after May 1, 1995 the MetLife Stock Index Sub-account Class A is available.
 /(7)/Previously, the Westpeak Stock Index Sub-account. On April 27, 2001, the
      MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-account through the date of the substitution.
 /(8)/Previously, the Morgan Stanley International Magnum Equity Sub-account.
      On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-account, formerly Putnam International Stock Portfolio, reflects the accumulation unit value history of the Morgan Stanley International Magnum Equity Sub-account through the date of the substitution.

/(9)/On or about April 29, 2005, The Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged that date merged with and into the Jennison Growth Portfolio.
/(10)/Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus
      Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-account is based on the May 1, 2001 inception date of the Janus Growth Sub-account and reflects the accumulation unit value history of the Janus Growth Sub-account through the date of the merger.
/(11)/For Contracts issued on and after May 1, 1995, the MetLife Stock Index
      Portfolio Class B is available during the accumulation phase. /(12)/Previously, the FI Mid Cap Opportunities Sub-account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.
/(13)/Previously, the Janus Mid Cap Sub-account. On April 30, 2004, the FI Mid
      Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-account reflects the accumulation unit value history of the Janus Mid Cap Sub-account through the date of the merger. Information shown for the FI Mid Cap Opportunities Sub-account (formerly Janus Mid Cap Sub-account) reflects unit value history of the Janus Mid Cap Sub-account through the date of the merger.
/(14)/Effective April 28, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid Cap Portfolio and effective December 19, 2005, Lazard Asset Investment LLC replaced AIM Capital Management, Inc. as Adviser.
/(15)/On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.

   Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                         CONTRACTS USED WITH TAX
          JURISDICTION  QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
          ------------  -------------------------- -------------------
          California...            0.50%*                 2.35%
          Maine........              --                   2.00%
          Nevada.......              --                   3.50%
          Puerto Rico..            3.00%                  3.00%
          South Dakota.              --                   1.25%
          West Virginia            1.00%                  1.00%
          Wyoming......              --                   1.00%

--------
* Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

   See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                               TABLE OF CONTENTS
                                    OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            FOR ZENITH ACCUMULATOR

                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-5
       CALCULATION OF PERFORMANCE DATA.............................  II-6
       CALCULATION OF YIELDS.......................................  II-7
       NET INVESTMENT FACTOR.......................................  II-9
       ANNUITY PAYMENTS............................................  II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       TAX STATUS OF THE CONTRACTS................................. II-12
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-12
       LEGAL MATTERS............................................... II-13
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...  FF-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY   F-1

   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   New England Securities Corporation
   501 Boylston Street
   Boston, Massachusetts 02116

       [_]Zenith Accumulator -- The New England Variable Account
       [_]Metropolitan Series Fund, Inc.
       [_]Met Investors Series Trust
       [_]American Funds Insurance Series
       [_]Variable Insurance Products Fund
       [_]My current address is:

                         ---------------   Name    ---
                         Contract Number

                         ---------------   Address ---
                            Signature
                                                   ---
                                                   Zip

                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                                  MAY 1, 2006

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated May 1, 2006, and any previous supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.



VA-410-05

                               TABLE OF CONTENTS

                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-5
       CALCULATION OF PERFORMANCE DATA.............................  II-6
       CALCULATION OF YIELDS.......................................  II-7
       NET INVESTMENT FACTOR.......................................  II-9
       ANNUITY PAYMENTS............................................  II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       TAX STATUS OF THE CONTRACTS................................. II-12
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-12
       LEGAL MATTERS............................................... II-13
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...   F-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY     1

                                    HISTORY

   The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Variable Account was not established until July 15, 1987. The Contracts were not available until September, 1988. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

   The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

   Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE

   The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

   MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

   MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio, currently known as BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio, currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly known as the FI Structured Equity Portfolio, and is currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995; in the case of the Capital Growth Series (currently known as the Zenith Equity Portfolio), MetLife Advisers became the Adviser on May 1, 2001.

   The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

   The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was

Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio, which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio, which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock became the subadviser on January 31, 2005. The subadviser to the MFS Total Return Portfolio (formerly, the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the Westpeak Stock Index Series (which was replaced by the MetLife Stock Index Portfolio Class A on April 27, 2001, and was formerly known as the Stock Index Series) was Back Bay Advisors L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock became the Subadviser on January 31, 2005.

   Prior to May 1, 2002, Capital Growth Management Limited Partnership was the subadviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the subadviser to the Zenith Equity Portfolio and at that time, Zenith Equity Portfolio became a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. The subadvisers to these Portfolios are Fidelity Management & Research Company, Jennison Associates LLC and Capital Guardian Trust Company, respectively.

   On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio of the Metropolitan Fund.

   On or about April 23, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.

   The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

   Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Research & Management became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio (currently known as the FI International Stock Portfolio) on December 1, 2000, and was formerly known as the Draycott International Equity Series) was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

   On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

   On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

   The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Investment Trust Portfolio (formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On or about April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

   The subadviser to the Western Asset Management US Government Portfolio (formerly, Salomon Brothers US Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

   The following is the Adviser (I.E., the "subadviser") history of the Met Investors Series Trust:

   Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

   The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

   The sub-adviser to the RCM Global Technology Portfolio (formerly, the PIMCO PEA Innovation Portfolio), was PEA Capital LLC until January 15, 2005, when RCM Capital Management, LLC became the sub-adviser.

   The subadviser to the Lazard Mid-Cap Portfolio (formerly, MET/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

                         DISTRIBUTION OF THE CONTRACTS

   New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

   Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

                                        AGGREGATE AMOUNT OF COMMISSIONS
                   AGGREGATE AMOUNT OF   RETAINED BY DISTRIBUTOR AFTER
                   COMMISSIONS PAID TO PAYMENTS TO ITS REGISTERED PERSONS
       FISCAL YEAR    DISTRIBUTOR*             AND SELLING FIRMS
       ----------- ------------------- ----------------------------------
          2002....      $651,140                       $0
          2003....      $501,750                       $0
          2004....      $507,664                       $0
          2005....      $482,042                       $0

* Includes sales compensation paid to registered persons of Distributor.

   Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

   We may provide illustrations to show hypothetical Average Annual Total Returns for each Sub-Account based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Sub-Account for 1, 5 and 10 years, or for a shorter period, if applicable.

   We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

   The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

   Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

   Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.

   As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Experience Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

   We may also show daily unit values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-account value by the Sub-account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub- account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Money Market Sub-account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                 Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

   Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Sub-account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the sub-account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-account may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-accounts (other than the BlackRock Money Market Sub-account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-account refers to income generated by the Sub-account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-account units less sub-account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used. Based on the actual distribution of Contract sizes, we have assumed the average per unit Administration Contract Charge to be 0.087%.

The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6-/1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-account's units.

ES = expenses of the Sub-account for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Sub-account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

   The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

      (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

      (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

      (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

      (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

   At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

   When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

   The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

   The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

   The number of annuity units credited under a variable payment option is determined as follows:

      (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

      (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

   The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

   The value of an annuity unit for each Sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

   The annuity unit value for each Sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is ..9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

   The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

   When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

   The illustrations show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

   We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

   The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

   The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. The Company offers an alternative Assumed Interest Rates (AIR) of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

   The illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                          TAX STATUS OF THE CONTRACTS

   Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements of New England Variable Account and Metropolitan Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

                                 LEGAL MATTERS

   The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                 ANNUAL REPORT

                                      OF

                         NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY
                               DECEMBER 31, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE CONTRACT OWNERS OF
THE NEW ENGLAND VARIABLE ACCOUNT
AND THE BOARD OF DIRECTORS OF
METROPOLITAN LIFE INSURANCE COMPANY:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Account (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2005, and the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Separate Account of Metropolitan Life as of December 31 2005, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                                       BLACKROCK   BLACKROCK        MFS        HARRIS OAKMARK
                                                        ZENITH EQUITY BOND INCOME MONEY MARKET  TOTAL RETURN   FOCUSED VALUE
                                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                                        ------------- ----------- ------------ --------------- --------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 (559,369 Shares; cost $240,704,399)................... $233,077,921  $        -- $        --  $            --  $        --
BlackRock Bond Income Portfolio
 (513,370 Shares; cost $54,982,410)....................           --   56,722,193          --               --           --
BlackRock Money Market Portfolio
 (276,943 Shares; cost $27,694,262)....................           --           --  27,694,264               --           --
MFS Total Return Portfolio
 (426,106 Shares; cost $59,691,456)....................           --           --          --       63,044,651           --
Harris Oakmark Focused Value Portfolio
 (210,567 Shares; cost $35,407,408)....................           --           --          --               --   55,836,155
FI Value Leaders Portfolio
 (151,336 Shares; cost $29,477,379)....................           --           --          --               --           --
Loomis Sayles Small Cap Portfolio
 (174,803 Shares; cost $36,773,434)....................           --           --          --               --           --
Salomon Brothers U.S. Government Portfolio
 (867,165 Shares; cost $10,575,628)....................           --           --          --               --           --
BlackRock Legacy Large Cap Growth Portfolio
 (2,650,498 Shares; cost $69,012,350)..................           --           --          --               --           --
Davis Venture Value Portfolio
 (3,022,437 Shares; cost $75,984,728)..................           --           --          --               --           --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (1,601,684 Shares; cost $18,513,677)..................           --           --          --               --           --
MFS Investors Trust Portfolio
 (80,644 Shares; cost $664,845)........................           --           --          --               --           --
FI International Stock Portfolio
 (815,662 Shares; cost $8,547,950).....................           --           --          --               --           --
Jennison Growth Portfolio
 (39,664 Shares; cost $404,602)........................           --           --          --               --           --
FI Mid Cap Opportunities Portfolio
 (119,701 Shares; cost $1,745,802).....................           --           --          --               --           --
Russell 2000 Index Portfolio
 (310,749 Shares; cost $3,584,035).....................           --           --          --               --           --
MetLife Stock Index Portfolio
 (843,760 Shares; cost $26,237,315)....................           --           --          --               --           --
MetLife Mid Cap Stock Index Portfolio
 (213,691 Shares; cost $2,399,738).....................           --           --          --               --           --
Morgan Stanley EAFE Index Portfolio
 (189,430 Shares; cost $1,774,156).....................           --           --          --               --           --
Lehman Brothers Aggregate Bond Index Portfolio
 (357,083 Shares; cost $3,852,505).....................           --           --          --               --           --
Neuberger Berman Mid Cap Value Portfolio
 (405,165 Shares; cost $7,191,805).....................           --           --          --               --           --
Franklin Templeton Small Cap Growth Portfolio
 (150,000 Shares; cost $1,330,725).....................           --           --          --               --           --
BlackRock Investment Trust Portfolio
 (17,587 Shares; cost $393,620)........................           --           --          --               --           --
BlackRock Large Cap Value Portfolio
 (71,810 Shares; cost $826,614)........................           --           --          --               --           --
Harris Oakmark Large Cap Value Portfolio
 (191,157 Shares; cost $2,333,871).....................           --           --          --               --           --
BlackRock Strategic Value Portfolio
 (968,639 Shares; cost $14,525,157)....................           --           --          --               --           --
T. Rowe Price Large Cap Growth Portfolio
 (76,958 Shares; cost $962,242)........................           --           --          --               --           --
T. Rowe Price Small Cap Growth Portfolio
 (7,012 Shares; cost $96,852)..........................           --           --          --               --           --
Oppenheimer Global Equity Portfolio
 (30,098 Shares; cost $418,413)........................           --           --          --               --           --
BlackRock Aggressive Growth Portfolio
 (4,233 Shares; cost $80,948)..........................           --           --          --               --           --
BlackRock Diversified Portfolio
 (2,032 Shares; cost $32,596)..........................           --           --          --               --           --
                                                        ------------  ----------- -----------  ---------------  -----------
Total investments......................................  233,077,921   56,722,193  27,694,264       63,044,651   55,836,155
Cash and Accounts Receivable...........................       32,099       11,959       1,226            6,619        6,279
                                                        ------------  ----------- -----------  ---------------  -----------
Total assets...........................................  233,110,020   56,734,152  27,695,490       63,051,270   55,842,434
LIABILITIES:
Due to Metropolitan Life Insurance Company.............           --           --          --               --           --
                                                        ------------  ----------- -----------  ---------------  -----------
NET ASSETS............................................. $233,110,020  $56,734,152 $27,695,490  $    63,051,270  $55,842,434
                                                        ============  =========== ===========  ===============  ===========
Outstanding Units (In Thousands).......................       10,183       11,756      11,692           11,995       15,082
Unit Fair Values....................................... $      22.89  $      4.83 $      2.37  $4.33 to $42.14  $      3.70

                      See Notes to Financial Statements.

     FI       LOOMIS SAYLES SALOMON BROTHERS        BLACKROCK            DAVIS           SALOMON BROTHERS             MFS
VALUE LEADERS   SMALL CAP   U.S. GOVERNMENT  LEGACY LARGE CAP GROWTH VENTURE VALUE STRATEGIC BOND OPPORTUNITIES INVESTORS TRUST
 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------- ------------- ---------------- ----------------------- ------------- ---------------------------- ---------------
 $        --   $        --    $        --          $        --        $        --          $        --             $     --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
  29,219,903            --             --                   --                 --                   --                   --
          --    40,692,425             --                   --                 --                   --                   --
          --            --     10,596,762                   --                 --                   --                   --
          --            --             --           57,515,802                 --                   --                   --
          --            --             --                   --         93,423,521                   --                   --
          --            --             --                   --                 --           20,373,417                   --
          --            --             --                   --                 --                   --              788,694
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
          --            --             --                   --                 --                   --                   --
 -----------   -----------    -----------          -----------        -----------          -----------             --------
  29,219,903    40,692,425     10,596,762           57,515,802         93,423,521           20,373,417              788,694
       1,111           931            816                   --              4,475                2,926                   --
 -----------   -----------    -----------          -----------        -----------          -----------             --------
  29,221,014    40,693,356     10,597,578           57,515,802         93,427,996           20,376,343              788,694
          --            --             --                 (171)                --                   --                   --
 -----------   -----------    -----------          -----------        -----------          -----------             --------
 $29,221,014   $40,693,356    $10,597,578          $57,515,631        $93,427,996          $20,376,343             $788,694
 ===========   ===========    ===========          ===========        ===========          ===========             ========
       9,990        14,142          6,503               20,859             27,115                9,876                  861
 $      2.93   $      2.88    $      1.63          $      2.76        $      3.45          $      2.06             $   0.92

        FI
INTERNATIONAL STOCK
    SUB-ACCOUNT
-------------------
    $        --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
     10,995,121
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
             --
    -----------
     10,995,121
            222
    -----------
     10,995,343
             --
    -----------
    $10,995,343
    ===========
          6,730
    $      1.63

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                         JENNISON    FI MID CAP     RUSSELL      METLIFE     METLIFE MID CAP
                                                          GROWTH    OPPORTUNITIES 2000 INDEX   STOCK INDEX     STOCK INDEX
                                                        SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                                                        ----------- ------------- ----------- -------------- ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 (559,369 Shares; cost $240,704,399)...................  $     --    $       --   $       --  $           --   $       --
BlackRock Bond Income Portfolio
 (513,370 Shares; cost $54,982,410)....................        --            --           --              --           --
BlackRock Money Market Portfolio
 (276,943 Shares; cost $27,694,262)....................        --            --           --              --           --
MFS Total Return Portfolio
 (426,106 Shares; cost $59,691,456)....................        --            --           --              --           --
Harris Oakmark Focused Value Portfolio
 (210,567 Shares; cost $35,407,408)....................        --            --           --              --           --
FI Value Leaders Portfolio
 (151,336 Shares; cost $29,477,379)....................        --            --           --              --           --
Loomis Sayles Small Cap Portfolio
 (174,803 Shares; cost $36,773,434)....................        --            --           --              --           --
Salomon Brothers U.S. Government Portfolio
 (867,165 Shares; cost $10,575,628)....................        --            --           --              --           --
BlackRock Legacy Large Cap Growth Portfolio
 (2,650,498 Shares; cost $69,012,350)..................        --            --           --              --           --
Davis Venture Value Portfolio
 (3,022,437 Shares; cost $75,984,728)..................        --            --           --              --           --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (1,601,684 Shares; cost $18,513,677)..................        --            --           --              --           --
MFS Investors Trust Portfolio
 (80,644 Shares; cost $664,845)........................        --            --           --              --           --
FI International Stock Portfolio
 (815,662 Shares; cost $8,547,950).....................        --            --           --              --           --
Jennison Growth Portfolio
 (39,664 Shares; cost $404,602)........................   491,051            --           --              --           --
FI Mid Cap Opportunities Portfolio
 (119,701 Shares; cost $1,745,802).....................        --     2,050,476           --              --           --
Russell 2000 Index Portfolio
 (310,749 Shares; cost $3,584,035).....................        --            --    4,266,589              --           --
MetLife Stock Index Portfolio
 (843,760 Shares; cost $26,237,315)....................        --            --           --      27,948,406           --
MetLife Mid Cap Stock Index Portfolio
 (213,691 Shares; cost $2,399,738).....................        --            --           --              --    3,060,057
Morgan Stanley EAFE Index Portfolio
 (189,430 Shares; cost $1,774,156).....................        --            --           --              --           --
Lehman Brothers Aggregate Bond Index Portfolio
 (357,083 Shares; cost $3,852,505).....................        --            --           --              --           --
Neuberger Berman Mid Cap Value Portfolio
 (405,165 Shares; cost $7,191,805).....................        --            --           --              --           --
Franklin Templeton Small Cap Growth Portfolio
 (150,000 Shares; cost $1,330,725).....................        --            --           --              --           --
BlackRock Investment Trust Portfolio
 (17,587 Shares; cost $393,620)........................        --            --           --              --           --
BlackRock Large Cap Value Portfolio
 (71,810 Shares; cost $826,614)........................        --            --           --              --           --
Harris Oakmark Large Cap Value Portfolio
 (191,157 Shares; cost $2,333,871).....................        --            --           --              --           --
BlackRock Strategic Value Portfolio
 (968,639 Shares; cost $14,525,157)....................        --            --           --              --           --
T. Rowe Price Large Cap Growth Portfolio
 (76,958 Shares; cost $962,242)........................        --            --           --              --           --
T. Rowe Price Small Cap Growth Portfolio
 (7,012 Shares; cost $96,852)..........................        --            --           --              --           --
Oppenheimer Global Equity Portfolio
 (30,098 Shares; cost $418,413)........................        --            --           --              --           --
BlackRock Aggressive Growth Portfolio
 (4,233 Shares; cost $80,948)..........................        --            --           --              --           --
BlackRock Diversified Portfolio
 (2,032 Shares; cost $32,596)..........................        --            --           --              --           --
                                                         --------    ----------   ----------  --------------   ----------
Total investments......................................   491,051     2,050,476    4,266,589      27,948,406    3,060,057
Cash and Accounts Receivable...........................         4            --           65           2,334          307
                                                         --------    ----------   ----------  --------------   ----------
Total assets...........................................   491,055     2,050,476    4,266,654      27,950,740    3,060,364
LIABILITIES:
Due to Metropolitan Life Insurance Company.............        --          (181)          --              --           --
                                                         --------    ----------   ----------  --------------   ----------
NET ASSETS.............................................  $491,055    $2,050,295   $4,266,654  $   27,950,740   $3,060,364
                                                         ========    ==========   ==========  ==============   ==========
Outstanding Units (In Thousands).......................       992         1,176        2,680           6,992        2,117
Unit Fair Values.......................................  $   0.50    $     1.74   $     1.59  $3.81 to $4.02   $     1.45

                      See Notes to Financial Statements.

MORGAN STANLEY   LEHMAN BROTHERS    NEUBERGER BERMAN FRANKLIN TEMPLETON    BLACKROCK        BLACKROCK    HARRIS OAKMARK
  EAFE INDEX   AGGREGATE BOND INDEX  MID CAP VALUE    SMALL CAP GROWTH  INVESTMENT TRUST LARGE CAP VALUE LARGE CAP VALUE
 SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-------------- -------------------- ---------------- ------------------ ---------------- --------------- ---------------
  $       --        $       --         $       --        $       --         $     --        $     --       $       --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
   2,417,123                --                 --                --               --              --               --
          --         3,806,508                 --                --               --              --               --
          --                --          8,419,332                --               --              --               --
          --                --                 --         1,548,001               --              --               --
          --                --                 --                --          482,938              --               --
          --                --                 --                --               --         899,060               --
          --                --                 --                --               --              --        2,492,685
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
          --                --                 --                --               --              --               --
  ----------        ----------         ----------        ----------         --------        --------       ----------
   2,417,123         3,806,508          8,419,332         1,548,001          482,938         899,060        2,492,685
          57                --                 --               255                3              --               --
  ----------        ----------         ----------        ----------         --------        --------       ----------
   2,417,180         3,806,508          8,419,332         1,548,256          482,941         899,060        2,492,685
          --               (27)               (64)               --               --            (342)             (95)
  ----------        ----------         ----------        ----------         --------        --------       ----------
  $2,417,180        $3,806,481         $8,419,268        $1,548,256         $482,941        $898,718       $2,492,590
  ==========        ==========         ==========        ==========         ========        ========       ==========
       1,945             2,956              3,510             1,538               71             728            1,942
  $     1.24        $     1.29         $     2.40        $     1.01         $   6.77        $   1.23       $     1.28

   BLACKROCK
STRATEGIC VALUE
  SUB-ACCOUNT
---------------
  $        --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
   17,977,947
           --
           --
           --
           --
           --
  -----------
   17,977,947
        2,597
  -----------
   17,980,544
           --
  -----------
  $17,980,544
  ===========
        9,546
  $      1.88

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                         T. ROWE PRICE    T. ROWE PRICE    OPPENHEIMER      BLACKROCK
                                                        LARGE CAP GROWTH SMALL CAP GROWTH GLOBAL EQUITY AGGRESSIVE GROWTH
                                                          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                        ---------------- ---------------- ------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 (559,369 Shares; cost $240,704,399)...................    $       --        $     --       $     --         $    --
BlackRock Bond Income Portfolio
 (513,370 Shares; cost $54,982,410)....................            --              --             --              --
BlackRock Money Market Portfolio
 (276,943 Shares; cost $27,694,262)....................            --              --             --              --
MFS Total Return Portfolio
 (426,106 Shares; cost $59,691,456)....................            --              --             --              --
Harris Oakmark Focused Value Portfolio
 (210,567 Shares; cost $35,407,408)....................            --              --             --              --
FI Value Leaders Portfolio
 (151,336 Shares; cost $29,477,379)....................            --              --             --              --
Loomis Sayles Small Cap Portfolio
 (174,803 Shares; cost $36,773,434)....................            --              --             --              --
Salomon Brothers U.S. Government Portfolio
 (867,165 Shares; cost $10,575,628)....................            --              --             --              --
BlackRock Legacy Large Cap Growth Portfolio
 (2,650,498 Shares; cost $69,012,350)..................            --              --             --              --
Davis Venture Value Portfolio
 (3,022,437 Shares; cost $75,984,728)..................            --              --             --              --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (1,601,684 Shares; cost $18,513,677)..................            --              --             --              --
MFS Investors Trust Portfolio
 (80,644 Shares; cost $664,845)........................            --              --             --              --
FI International Stock Portfolio
 (815,662 Shares; cost $8,547,950).....................            --              --             --              --
Jennison Growth Portfolio
 (39,664 Shares; cost $404,602)........................            --              --             --              --
FI Mid Cap Opportunities Portfolio
 (119,701 Shares; cost $1,745,802).....................            --              --             --              --
Russell 2000 Index Portfolio
 (310,749 Shares; cost $3,584,035).....................            --              --             --              --
MetLife Stock Index Portfolio
 (843,760 Shares; cost $26,237,315)....................            --              --             --              --
MetLife Mid Cap Stock Index Portfolio
 (213,691 Shares; cost $2,399,738).....................            --              --             --              --
Morgan Stanley EAFE Index Portfolio
 (189,430 Shares; cost $1,774,156).....................            --              --             --              --
Lehman Brothers Aggregate Bond Index Portfolio
 (357,083 Shares; cost $3,852,505).....................            --              --             --              --
Neuberger Berman Mid Cap Value Portfolio
 (405,165 Shares; cost $7,191,805).....................            --              --             --              --
Franklin Templeton Small Cap Growth Portfolio
 (150,000 Shares; cost $1,330,725).....................            --              --             --              --
BlackRock Investment Trust Portfolio
 (17,587 Shares; cost $393,620)........................            --              --             --              --
BlackRock Large Cap Value Portfolio
 (71,810 Shares; cost $826,614)........................            --              --             --              --
Harris Oakmark Large Cap Value Portfolio
 (191,157 Shares; cost $2,333,871).....................            --              --             --              --
BlackRock Strategic Value Portfolio
 (968,639 Shares; cost $14,525,157)....................            --              --             --              --
T. Rowe Price Large Cap Growth Portfolio
 (76,958 Shares; cost $962,242)........................     1,036,633              --             --              --
T. Rowe Price Small Cap Growth Portfolio
 (7,012 Shares; cost $96,852)..........................            --         104,346             --              --
Oppenheimer Global Equity Portfolio
 (30,098 Shares; cost $418,413)........................            --              --        453,280              --
BlackRock Aggressive Growth Portfolio
 (4,233 Shares; cost $80,948)..........................            --              --             --          90,967
BlackRock Diversified Portfolio
 (2,032 Shares; cost $32,596)..........................            --              --             --              --
                                                           ----------        --------       --------         -------
Total investments......................................     1,036,633         104,346        453,280          90,967
Cash and Accounts Receivable...........................            --              --              4               1
                                                           ----------        --------       --------         -------
Total assets...........................................     1,036,633         104,346        453,284          90,968
LIABILITIES:
Due to Metropolitan Life Insurance Company.............            --              (1)            --              --
                                                           ----------        --------       --------         -------
NET ASSETS.............................................    $1,036,633        $104,345       $453,284         $90,968
                                                           ==========        ========       ========         =======
Outstanding Units (In Thousands).......................            81               7             27               2
Unit Fair Values.......................................    $    12.73        $  14.48       $  16.90         $ 40.89

                                                         BLACKROCK
                                                        DIVERSIFIED
                                                        SUB-ACCOUNT
                                                        -----------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 (559,369 Shares; cost $240,704,399)...................   $    --
BlackRock Bond Income Portfolio
 (513,370 Shares; cost $54,982,410)....................        --
BlackRock Money Market Portfolio
 (276,943 Shares; cost $27,694,262)....................        --
MFS Total Return Portfolio
 (426,106 Shares; cost $59,691,456)....................        --
Harris Oakmark Focused Value Portfolio
 (210,567 Shares; cost $35,407,408)....................        --
FI Value Leaders Portfolio
 (151,336 Shares; cost $29,477,379)....................        --
Loomis Sayles Small Cap Portfolio
 (174,803 Shares; cost $36,773,434)....................        --
Salomon Brothers U.S. Government Portfolio
 (867,165 Shares; cost $10,575,628)....................        --
BlackRock Legacy Large Cap Growth Portfolio
 (2,650,498 Shares; cost $69,012,350)..................        --
Davis Venture Value Portfolio
 (3,022,437 Shares; cost $75,984,728)..................        --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (1,601,684 Shares; cost $18,513,677)..................        --
MFS Investors Trust Portfolio
 (80,644 Shares; cost $664,845)........................        --
FI International Stock Portfolio
 (815,662 Shares; cost $8,547,950).....................        --
Jennison Growth Portfolio
 (39,664 Shares; cost $404,602)........................        --
FI Mid Cap Opportunities Portfolio
 (119,701 Shares; cost $1,745,802).....................        --
Russell 2000 Index Portfolio
 (310,749 Shares; cost $3,584,035).....................        --
MetLife Stock Index Portfolio
 (843,760 Shares; cost $26,237,315)....................        --
MetLife Mid Cap Stock Index Portfolio
 (213,691 Shares; cost $2,399,738).....................        --
Morgan Stanley EAFE Index Portfolio
 (189,430 Shares; cost $1,774,156).....................        --
Lehman Brothers Aggregate Bond Index Portfolio
 (357,083 Shares; cost $3,852,505).....................        --
Neuberger Berman Mid Cap Value Portfolio
 (405,165 Shares; cost $7,191,805).....................        --
Franklin Templeton Small Cap Growth Portfolio
 (150,000 Shares; cost $1,330,725).....................        --
BlackRock Investment Trust Portfolio
 (17,587 Shares; cost $393,620)........................        --
BlackRock Large Cap Value Portfolio
 (71,810 Shares; cost $826,614)........................        --
Harris Oakmark Large Cap Value Portfolio
 (191,157 Shares; cost $2,333,871).....................        --
BlackRock Strategic Value Portfolio
 (968,639 Shares; cost $14,525,157)....................        --
T. Rowe Price Large Cap Growth Portfolio
 (76,958 Shares; cost $962,242)........................        --
T. Rowe Price Small Cap Growth Portfolio
 (7,012 Shares; cost $96,852)..........................        --
Oppenheimer Global Equity Portfolio
 (30,098 Shares; cost $418,413)........................        --
BlackRock Aggressive Growth Portfolio
 (4,233 Shares; cost $80,948)..........................        --
BlackRock Diversified Portfolio
 (2,032 Shares; cost $32,596)..........................    33,022
                                                          -------
Total investments......................................    33,022
Cash and Accounts Receivable...........................         4
                                                          -------
Total assets...........................................    33,026
LIABILITIES:
Due to Metropolitan Life Insurance Company.............        --
                                                          -------
NET ASSETS.............................................   $33,026
                                                          =======
Outstanding Units (In Thousands).......................         1
Unit Fair Values.......................................   $ 39.03

                      See Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                                              METLIFE                   METLIFE
                                                               METLIFE    CONSERVATIVE TO   METLIFE   MODERATE TO   METLIFE
                                                             CONSERVATIVE    MODERATE      MODERATE   AGGRESSIVE  AGGRESSIVE
                                                              ALLOCATION    ALLOCATION    ALLOCATION  ALLOCATION  ALLOCATION
                                                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                             ------------ --------------- ----------- ----------- -----------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND--(CONTINUED)
MetLife Conservative Allocation Portfolio
 (4,158 Shares; cost $42,287)...............................   $43,077        $    --      $     --    $     --     $    --
MetLife Conservative to Moderate Allocation Portfolio
 (2,176 Shares; cost $22,512)...............................        --         23,020            --          --          --
MetLife Moderate Allocation Portfolio
 (54,724 Shares; cost $581,642).............................        --             --       591,562          --          --
MetLife Moderate to Aggressive Allocation Portfolio
 (36,256 Shares; cost $397,202).............................        --             --            --     400,267          --
MetLife Aggressive Allocation Portfolio
 (5,862 Shares; cost $61,891)...............................        --             --            --          --      65,600
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income Portfolio
 (2,547,488 Shares; cost $58,769,219).......................        --             --            --          --          --
VIP Overseas Portfolio
 (1,679,329 Shares; cost $23,261,559).......................        --             --            --          --          --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (236,683 Shares; cost $2,879,407)..........................        --             --            --          --          --
PIMCO Total Return Portfolio
 (1,054,583 Shares; cost $12,142,321).......................        --             --            --          --          --
RCM Global Technology Portfolio
 (100,324 Shares; cost $485,172)............................        --             --            --          --          --
T. Rowe Price Mid-Cap Growth Portfolio
 (409,927 Shares; cost $2,725,473)..........................        --             --            --          --          --
MFS Research International Portfolio
 (154,862 Shares; cost $1,693,127)..........................        --             --            --          --          --
Lazard Mid-Cap Portfolio
 (77,244 Shares; cost $938,889).............................        --             --            --          --          --
Met/AIM Small Cap Growth Portfolio
 (65,213 Shares; cost $709,686).............................        --             --            --          --          --
Harris Oakmark International Portfolio
 (353,648 Shares; cost $4,803,245)..........................        --             --            --          --          --
Janus Aggressive Growth Portfolio
 (56,766 Shares; cost $397,763).............................        --             --            --          --          --
Neuberger Berman Real Estate Portfolio
 (182,470 Shares; cost $2,263,920)..........................        --             --            --          --          --
Oppenheimer Capital Appreciation Portfolio
 (19,370 Shares; cost $167,220).............................        --             --            --          --          --
AMERICAN SERIES FUNDS ("AMERICAN FUND")
American Funds Growth Portfolio
 (356,090 Shares; cost $14,730,573).........................        --             --            --          --          --
American Funds Growth-Income Portfolio
 (358,188 Shares; cost $10,913,580).........................        --             --            --          --          --
American Funds Global Small Capitalization Portfolio
 (267,200 Shares; cost $3,977,086)..........................        --             --            --          --          --
                                                               -------        -------      --------    --------     -------
Total investments...........................................    43,077         23,020       591,562     400,267      65,600
Cash and Accounts Receivable................................        --              1             1           1          --
                                                               -------        -------      --------    --------     -------
Total assets................................................    43,077         23,021       591,563     400,268      65,600
LIABILITIES:
Due to Metropolitan Life Insurance Company..................        --             --            --          --          (1)
                                                               -------        -------      --------    --------     -------
NET ASSETS..................................................   $43,077        $23,021      $591,563    $400,268     $65,599
                                                               =======        =======      ========    ========     =======
Outstanding Units (In Thousands)............................         4              2            55          36           6
Unit Fair Values............................................   $ 10.30        $ 10.52      $  10.75    $  10.98     $ 11.15

                      See Notes to Financial Statements.


     VIP          VIP      LORD ABBETT      PIMCO     RCM GLOBAL  T. ROWE PRICE  MFS RESEARCH    LAZARD
EQUITY-INCOME  OVERSEAS   BOND DEBENTURE TOTAL RETURN TECHNOLOGY  MID-CAP GROWTH INTERNATIONAL   MID CAP
 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
------------- ----------- -------------- ------------ ----------- -------------- ------------- -----------

 $        --  $        --   $       --   $        --   $     --     $       --    $       --   $       --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
  64,935,479           --           --            --         --             --            --           --
          --   34,610,974           --            --         --             --            --           --
          --           --    2,885,166            --         --             --            --           --
          --           --           --    12,127,702         --             --            --           --
          --           --           --            --    506,636             --            --           --
          --           --           --            --         --      3,435,193            --           --
          --           --           --            --         --             --     2,003,910           --
          --           --           --            --         --             --            --    1,048,194
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
          --           --           --            --         --             --            --           --
 -----------  -----------   ----------   -----------   --------     ----------    ----------   ----------
  64,935,479   34,610,974    2,885,166    12,127,702    506,636      3,435,193     2,003,910    1,048,194
       2,947        2,931           --            --         --             25            13            4
 -----------  -----------   ----------   -----------   --------     ----------    ----------   ----------
  64,938,426   34,613,905    2,885,166    12,127,702    506,636      3,435,218     2,003,923    1,048,198
          --           --          (77)         (213)        --             --            --           --
 -----------  -----------   ----------   -----------   --------     ----------    ----------   ----------
 $64,938,426  $34,613,905   $2,885,089   $12,127,489   $506,636     $3,435,218    $2,003,923   $1,048,198
 ===========  ===========   ==========   ===========   ========     ==========    ==========   ==========
      11,582       11,889        1,703         9,922      1,064          4,260         1,538          724
 $      5.61  $      2.91   $     1.69   $      1.22   $   0.48     $     0.81    $     1.30   $     1.45

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                                 MET/AIM      HARRIS OAKMARK       JANUS       NEUBERGER BERMAN
                                                             SMALL CAP GROWTH INTERNATIONAL  AGGRESSIVE GROWTH   REAL ESTATE
                                                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                             ---------------- -------------- ----------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND--(CONTINUED)
MetLife Convervative Allocation Portfolio
 (4,158 Shares; cost $42,287)...............................     $     --       $       --       $     --         $       --
MetLife Conservative to Moderate Allocation Portfolio
 (2,176 Shares; cost $22,512)...............................           --               --             --                 --
MetLife Moderate Allocation Portfolio
 (54,724 Shares; cost $581,642).............................           --               --             --                 --
MetLife Moderate to Aggressive Allocation Portfolio
 (36,256 Shares; cost $397,202).............................           --               --             --                 --
MetLife Aggressive Allocation Portfolio
 (5,862 Shares; cost $61,891)...............................           --               --             --                 --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income Portfolio
 (2,547,488 Shares; cost $58,769,219).......................           --               --             --                 --
VIP Overseas Portfolio
 (1,679,329 Shares; cost $23,261,559).......................           --               --             --                 --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (236,683 Shares; cost $2,879,407)..........................           --               --             --                 --
PIMCO Total Return Portfolio
 (1,054,583 Shares; cost $12,142,321).......................           --               --             --                 --
RCM Global Technology Portfolio
 (100,324 Shares; cost $485,172)............................           --               --             --                 --
T. Rowe Price Mid-Cap Growth Portfolio
 (409,927 Shares; cost $2,725,473)..........................           --               --             --                 --
MFS Research International Portfolio
 (154,862 Shares; cost $1,693,127)..........................           --               --             --                 --
Lazard Mid-Cap Portfolio
 (77,244 Shares; cost $938,889).............................           --               --             --                 --
Met/AIM Small Cap Growth Portfolio
 (65,213 Shares; cost $709,686).............................      881,031               --             --                 --
Harris Oakmark International Portfolio
 (353,648 Shares; cost $4,803,245)..........................           --        5,707,880             --                 --
Janus Aggressive Growth Portfolio
 (56,766 Shares; cost $397,763).............................           --               --        488,190                 --
Neuberger Berman Real Estate Portfolio
 (182,470 Shares; cost $2,263,920)..........................           --               --             --          2,574,662
Oppenheimer Capital Appreciation Portfolio
 (19,370 Shares; cost $167,220).............................           --               --             --                 --
AMERICAN SERIES FUNDS ("AMERICAN FUND")
American Funds Growth Portfolio
 (356,090 Shares; cost $14,730,573).........................           --               --             --                 --
American Funds Growth-Income Portfolio
 (358,188 Shares; cost $10,913,580).........................           --               --             --                 --
American Funds Global Small Capitalization Portfolio
 (267,200 Shares; cost $3,977,086)..........................           --               --             --                 --
                                                                 --------       ----------       --------         ----------
Total investments...........................................      881,031        5,707,880        488,190          2,574,662
Cash and Accounts Receivable................................           --              113              1                 --
                                                                 --------       ----------       --------         ----------
Total assets................................................      881,031        5,707,993        488,191          2,574,662
LIABILITIES:
Due to Metropolitan Life Insurance Company..................          (52)              --             --                 --
                                                                 --------       ----------       --------         ----------
NET ASSETS..................................................     $880,979       $5,707,993       $488,191         $2,574,662
                                                                 ========       ==========       ========         ==========
Outstanding Units (In Thousands)............................          676            3,606            601                179
Unit Fair Values............................................     $   1.30       $     1.58       $   0.81         $    14.35

                                                                 OPPENHEIMER
                                                             CAPTIAL APPRECIATION
                                                                 SUB-ACCOUNT
                                                             --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND--(CONTINUED)
MetLife Convervative Allocation Portfolio
 (4,158 Shares; cost $42,287)...............................       $     --
MetLife Conservative to Moderate Allocation Portfolio
 (2,176 Shares; cost $22,512)...............................             --
MetLife Moderate Allocation Portfolio
 (54,724 Shares; cost $581,642).............................             --
MetLife Moderate to Aggressive Allocation Portfolio
 (36,256 Shares; cost $397,202).............................             --
MetLife Aggressive Allocation Portfolio
 (5,862 Shares; cost $61,891)...............................             --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income Portfolio
 (2,547,488 Shares; cost $58,769,219).......................             --
VIP Overseas Portfolio
 (1,679,329 Shares; cost $23,261,559).......................             --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (236,683 Shares; cost $2,879,407)..........................             --
PIMCO Total Return Portfolio
 (1,054,583 Shares; cost $12,142,321).......................             --
RCM Global Technology Portfolio
 (100,324 Shares; cost $485,172)............................             --
T. Rowe Price Mid-Cap Growth Portfolio
 (409,927 Shares; cost $2,725,473)..........................             --
MFS Research International Portfolio
 (154,862 Shares; cost $1,693,127)..........................             --
Lazard Mid-Cap Portfolio
 (77,244 Shares; cost $938,889).............................             --
Met/AIM Small Cap Growth Portfolio
 (65,213 Shares; cost $709,686).............................             --
Harris Oakmark International Portfolio
 (353,648 Shares; cost $4,803,245)..........................             --
Janus Aggressive Growth Portfolio
 (56,766 Shares; cost $397,763).............................             --
Neuberger Berman Real Estate Portfolio
 (182,470 Shares; cost $2,263,920)..........................             --
Oppenheimer Capital Appreciation Portfolio
 (19,370 Shares; cost $167,220).............................        166,970
AMERICAN SERIES FUNDS ("AMERICAN FUND")
American Funds Growth Portfolio
 (356,090 Shares; cost $14,730,573).........................             --
American Funds Growth-Income Portfolio
 (358,188 Shares; cost $10,913,580).........................             --
American Funds Global Small Capitalization Portfolio
 (267,200 Shares; cost $3,977,086)..........................             --
                                                                   --------
Total investments...........................................        166,970
Cash and Accounts Receivable................................             --
                                                                   --------
Total assets................................................        166,970
LIABILITIES:
Due to Metropolitan Life Insurance Company..................             --
                                                                   --------
NET ASSETS..................................................       $166,970
                                                                   ========
Outstanding Units (In Thousands)............................             15
Unit Fair Values............................................       $  10.89

                      See Notes to Financial Statements.

           AMERICAN FUNDS AMERICAN FUNDS       AMERICAN FUNDS
               GROWTH     GROWTH-INCOME  GLOBAL SMALL CAPITALIZATION
            SUB-ACCOUNT    SUB-ACCOUNT           SUB-ACCOUNT
           -------------- -------------- ---------------------------
            $        --    $        --           $       --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
                     --             --                   --
             21,002,171             --                   --
                     --     13,654,120                   --
                     --             --            5,643,254
            -----------    -----------           ----------
             21,002,171     13,654,120            5,643,254
                                 2,351                  309
            -----------    -----------           ----------
             21,002,171     13,656,471            5,643,563
                   (104)            --                   --
            -----------    -----------           ----------
            $21,002,067    $13,656,471           $5,643,563
            ===========    ===========           ==========
                  1,496          1,399                2,375
            $     14.04    $      9.76           $     2.38

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                               BLACKROCK    BLACKROCK       MFS
                                                                ZENITH EQUITY BOND INCOME  MONEY MARKET TOTAL RETURN
                                                                 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                ------------- -----------  ------------ ------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.................................................... $  2,228,814  $ 3,295,285    $875,902   $ 1,955,468
                                                                ------------  -----------    --------   -----------
Expenses:
  Mortality and expense charges................................    2,249,297      589,575     293,843       636,932
  Administrative charges.......................................      947,085      248,246     123,725       268,185
                                                                ------------  -----------    --------   -----------
  Total Expenses...............................................    3,196,382      837,821     417,568       905,117
                                                                ------------  -----------    --------   -----------
Net investment income (loss)...................................     (967,568)   2,457,464     458,334     1,050,351
                                                                ------------  -----------    --------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from security transactions.........  (11,153,382)     200,269          --    (3,639,599)
Change in unrealized appreciation (depreciation) of investments   31,096,207   (2,009,449)         --     3,644,518
                                                                ------------  -----------    --------   -----------
Net realized and unrealized gains (losses) on Investments......   19,942,825   (1,809,180)         --         4,919
                                                                ------------  -----------    --------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................... $ 18,975,257  $   648,284    $458,334   $ 1,055,270
                                                                ============  ===========    ========   ===========

                                                                HARRIS OAKMARK
                                                                FOCUSED VALUE
                                                                 SUB-ACCOUNT
                                                                --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $  635,614
                                                                  ----------
Expenses:
  Mortality and expense charges................................      546,821
  Administrative charges.......................................      230,243
                                                                  ----------
  Total Expenses...............................................      777,064
                                                                  ----------
Net investment income (loss)...................................     (141,450)
                                                                  ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from security transactions.........    4,807,257
Change in unrealized appreciation (depreciation) of investments       10,809
                                                                  ----------
Net realized and unrealized gains (losses) on Investments......    4,818,066
                                                                  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...............................................   $4,676,616
                                                                  ==========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

                                              BLACKROCK                   SALOMON BROTHERS
 FI VALUE   LOOMIS SAYLES SALOMON BROTHERS      LEGACY          DAVIS      STRATEGIC BOND        MFS               FI
  LEADERS     SMALL CAP   U.S. GOVERNMENT  LARGE CAP GROWTH VENTURE VALUE  OPPORTUNITIES   INVESTORS TRUST INTERNATIONAL STOCK
SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------- ------------- ---------------- ---------------- ------------- ---------------- --------------- -------------------
$  348,962   $  531,933      $ 417,478       $   257,087     $  670,838     $ 1,100,709       $  5,305         $   67,883
----------   ----------      ---------       -----------     ----------     -----------       --------         ----------
   283,156      399,193        114,720           562,927        894,536         202,148          8,735             98,629
   119,225      168,083         48,304           237,025        376,652          85,116          3,678             41,529
----------   ----------      ---------       -----------     ----------     -----------       --------         ----------
   402,381      567,276        163,024           799,952      1,271,188         287,264         12,413            140,158
----------   ----------      ---------       -----------     ----------     -----------       --------         ----------
   (53,419)     (35,343)       254,454          (542,865)      (600,350)        813,445         (7,108)           (72,275)
----------   ----------      ---------       -----------     ----------     -----------       --------         ----------
  (955,335)   2,998,832          5,916        (6,573,691)     4,962,794         552,401         93,923            (21,607)
 3,588,809     (864,319)      (215,486)        9,837,031      3,499,994      (1,058,475)       (49,441)         1,669,947
----------   ----------      ---------       -----------     ----------     -----------       --------         ----------
 2,633,474    2,134,513       (209,570)        3,263,340      8,462,788        (506,074)        44,482          1,648,340
----------   ----------      ---------       -----------     ----------     -----------       --------         ----------

$2,580,055   $2,099,170      $  44,884       $ 2,720,475     $7,862,438     $   307,371       $ 37,374         $1,576,065
==========   ==========      =========       ===========     ==========     ===========       ========         ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                            MET/PUTNAM       JENNISON      FI MID CAP     RUSSELL     METLIFE
                                                              VOYAGER         GROWTH      OPPORTUNITIES 2000 INDEX  STOCK INDEX
                                                          SUB-ACCOUNT (A) SUB-ACCOUNT (B)  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                                          --------------- --------------- ------------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
  Dividends..............................................    $  2,386         $    --       $      --    $ 203,861   $483,749
                                                             --------         -------       ---------    ---------   --------
Expenses:
  Mortality and expense charges..........................       1,624           3,133          20,162       42,143    279,925
  Administrative charges.................................         684           1,319           8,490       17,745    117,865
                                                             --------         -------       ---------    ---------   --------
  Total Expenses.........................................       2,308           4,452          28,652       59,888    397,790
                                                             --------         -------       ---------    ---------   --------
Net investment income (loss).............................          78          (4,452)        (28,652)     143,973     85,959
                                                             --------         -------       ---------    ---------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from security transactions...      44,845          10,544         221,756      407,117    (70,820)
Change in unrealized appreciation (depreciation) of
 investments.............................................     (88,439)         86,449        (132,859)    (439,946)   796,895
                                                             --------         -------       ---------    ---------   --------
Net realized and unrealized gains (losses) on Investments     (43,594)         96,993          88,897      (32,829)   726,075
                                                             --------         -------       ---------    ---------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                             $(43,516)        $92,541       $  60,245    $ 111,144   $812,034
                                                             ========         =======       =========    =========   ========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                       See Notes to Financial Statements

                               LEHMAN BROTHERS
METLIFE MID CAP MORGAN STANLEY    AGGREGATE    NEUBERGER BERMAN FRANKLIN TEMPLETON    BLACKROCK        BLACKROCK
  STOCK INDEX     EAFE INDEX     BOND INDEX     MID CAP VALUE    SMALL CAP GROWTH  INVESTMENT TRUST LARGE CAP VALUE
  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
--------------- -------------- --------------- ---------------- ------------------ ---------------- ---------------
   $ 168,402       $ 30,730       $155,805        $ 644,800         $  58,252          $ 3,913         $ 19,728
   ---------       --------       --------        ---------         ---------          -------         --------
      29,474         19,958         39,458           70,668            15,114            4,534            9,133
      12,410          8,403         16,614           29,755             6,364            1,909            3,846
   ---------       --------       --------        ---------         ---------          -------         --------
      41,884         28,361         56,072          100,423            21,478            6,443           12,979
   ---------       --------       --------        ---------         ---------          -------         --------
     126,518          2,369         99,733          544,377            36,774           (2,530)           6,749
   ---------       --------       --------        ---------         ---------          -------         --------

     267,926        122,350        (30,689)         453,082           144,205           19,796          106,008
    (121,890)       118,441        (50,078)        (215,292)         (132,991)          (4,255)         (69,775)
   ---------       --------       --------        ---------         ---------          -------         --------
     146,036        240,791        (80,767)         237,790            11,214           15,541           36,233
   ---------       --------       --------        ---------         ---------          -------         --------
   $ 272,554       $243,160       $ 18,966        $ 782,167         $  47,988          $13,011         $ 42,982
   =========       ========       ========        =========         =========          =======         ========

HARRIS OAKMARK
LARGE CAP VALUE
  SUB-ACCOUNT
---------------
   $  15,755
   ---------
      26,693
      11,239
   ---------
      37,932
   ---------
     (22,177)
   ---------

     176,550
    (240,921)
   ---------
     (64,371)
   ---------
   $ (86,548)
   =========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                T. ROWE PRICE T. ROWE PRICE OPPENHEIMER
                                                                   BLACKROCK      LARGE CAP     SMALL CAP     GLOBAL
                                                                STRATEGIC VALUE    GROWTH        GROWTH       EQUITY
                                                                  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                                --------------- ------------- ------------- -----------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $ 1,323,797      $ 2,004       $   --       $   989
                                                                  -----------      -------       ------       -------
Expenses:
  Mortality and expense charges................................       183,635        6,626          660         2,388
  Administrative charges.......................................        77,321        2,790          278         1,005
                                                                  -----------      -------       ------       -------
  Total Expenses...............................................       260,956        9,416          938         3,393
                                                                  -----------      -------       ------       -------
Net investment income (loss)...................................     1,062,841       (7,412)        (938)       (2,404)
                                                                  -----------      -------       ------       -------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from security transactions.........     1,603,224       (1,068)       1,295         9,687
Change in unrealized appreciation (depreciation) of investments    (2,247,512)      73,039        7,258        30,203
                                                                  -----------      -------       ------       -------
Net realized and unrealized gains (losses) on Investments......      (644,288)      71,971        8,553        39,890
                                                                  -----------      -------       ------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...............................................   $   418,553      $64,559       $7,615       $37,486
                                                                  ===========      =======       ======       =======

                                                                 BLACKROCK
                                                                AGGRESSIVE
                                                                  GROWTH
                                                                SUB-ACCOUNT
                                                                -----------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $    --
                                                                  -------
Expenses:
  Mortality and expense charges................................       800
  Administrative charges.......................................       337
                                                                  -------
  Total Expenses...............................................     1,137
                                                                  -------
Net investment income (loss)...................................    (1,137)
                                                                  -------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from security transactions.........     2,949
Change in unrealized appreciation (depreciation) of investments     5,311
                                                                  -------
Net realized and unrealized gains (losses) on Investments......     8,260
                                                                  -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...............................................   $ 7,123
                                                                  =======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                       See Notes to Financial Statements

                                                                    METLIFE
                METLIFE           METLIFE           METLIFE       MODERATE TO       METLIFE
 BLACKROCK   CONSERVATIVE     CONSERVATIVE TO      MODERATE       AGGRESSIVE      AGGRESSIVE         VIP          VIP
DIVERSIFIED   ALLOCATION    MODERATE ALLOCATION   ALLOCATION      ALLOCATION      ALLOCATION    EQUITY-INCOME  OVERSEAS
SUB-ACCOUNT SUB-ACCOUNT (B)   SUB-ACCOUNT (B)   SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)  SUB-ACCOUNT  SUB-ACCOUNT
----------- --------------- ------------------- --------------- --------------- --------------- ------------- -----------
  $ 1,279       $  153             $  80            $ 2,181         $1,012          $  385       $3,788,069   $  412,146
  -------       ------             -----            -------         ------          ------       ----------   ----------
      807          248               127               1191            504             287          652,201      314,669
      340          104                53                501            212             121          274,615      132,494
  -------       ------             -----            -------         ------          ------       ----------   ----------
    1,147          352               180              1,692            716             408          926,816      447,163
  -------       ------             -----            -------         ------          ------       ----------   ----------
      132         (199)             (100)               489            296             (23)       2,861,253      (35,017)
  -------       ------             -----            -------         ------          ------       ----------   ----------

    8,779          531               439                397             31             (45)         613,925     (766,024)
   (9,743)         790               508              9,920          3,065           3,709         (836,492)   6,057,782
  -------       ------             -----            -------         ------          ------       ----------   ----------
     (964)       1,321               947             10,317          3,096           3,664         (222,567)   5,291,758
  -------       ------             -----            -------         ------          ------       ----------   ----------
  $  (832)      $1,122             $ 847            $10,806         $3,392          $3,641       $2,638,686   $5,256,741
  =======       ======             =====            =======         ======          ======       ==========   ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                           LORD ABBETT      PIMCO     RCM GLOBAL  T. ROWE PRICE  MFS RESEARCH
                                                          BOND DEBENTURE TOTAL RETURN TECHNOLOGY  MID-CAP GROWTH INTERNATIONAL
                                                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                                          -------------- ------------ ----------- -------------- -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends..............................................   $ 121,794      $ 79,056    $  3,484      $ 73,747      $ 98,483
                                                            ---------      --------    --------      --------      --------
Expenses:
  Mortality and expense charges..........................      30,165       115,303       4,587        30,717        18,138
  Administrative charges.................................      12,701        48,549       1,931        12,933         7,637
                                                            ---------      --------    --------      --------      --------
  Total Expenses.........................................      42,866       163,852       6,518        43,650        25,775
                                                            ---------      --------    --------      --------      --------
Net investment income (loss).............................      78,928       (84,796)     (3,034)       30,097        72,708
                                                            ---------      --------    --------      --------      --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from security transactions...     100,031        94,385     (23,343)      391,006       257,013
Change in unrealized appreciation (depreciation) of
 investments.............................................    (184,305)       81,482      53,391       (18,665)      (47,120)
                                                            ---------      --------    --------      --------      --------
Net realized and unrealized gains (losses) on Investments     (84,274)      175,867      30,048       372,341       209,893
                                                            ---------      --------    --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                            $  (5,346)     $ 91,071    $ 27,014      $402,438      $282,601
                                                            =========      ========    ========      ========      ========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                       See Notes to Financial Statements

                                                                                           AMERICAN      AMERICAN
              MET/AIM      HARRIS        JANUS     NEUBERGER    OPPENHEIMER    AMERICAN      FUNDS        FUNDS
  LAZARD     SMALL CAP     OAKMARK    AGGRESSIVE  BERMAN REAL     CAPITAL        FUNDS      GROWTH-    GLOBAL SMALL
  MID-CAP     GROWTH    INTERNATIONAL   GROWTH      ESTATE     APPRECIATION     GROWTH      INCOME    CAPITALIZATION
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
----------- ----------- ------------- ----------- ----------- --------------- ----------- ----------- --------------
 $112,605    $ 18,234     $ 70,608      $   516    $  3,044       $1,585      $  135,932   $234,895     $   45,826
 --------    --------     --------      -------    --------       ------      ----------   --------     ----------
    9,972       8,497       41,893        3,903      19,359          206         216,535    153,188         51,919
    4,199       3,578       17,639        1,644       8,151           87          91,174     64,501         21,861
 --------    --------     --------      -------    --------       ------      ----------   --------     ----------
   14,171      12,075       59,532        5,547      27,510          293         307,709    217,689         73,780
 --------    --------     --------      -------    --------       ------      ----------   --------     ----------
   98,434       6,159       11,076       (5,031)    (24,466)       1,292        (171,777)    17,206        (27,954)
 --------    --------     --------      -------    --------       ------      ----------   --------     ----------

   47,400      97,421      146,579       33,330      76,765           12         913,970    381,541        347,102
  (76,805)    (47,185)     416,672       23,193     207,385         (250)      1,889,702    147,865        692,335
 --------    --------     --------      -------    --------       ------      ----------   --------     ----------
  (29,405)     50,236      563,251       56,523     284,150         (238)      2,803,672    529,406      1,039,437
 --------    --------     --------      -------    --------       ------      ----------   --------     ----------
 $ 69,029    $ 56,395     $574,327      $51,492    $259,684       $1,054      $2,631,895   $546,612     $1,011,483
 ========    ========     ========      =======    ========       ======      ==========   ========     ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                              ZENITH                       BLACKROCK
                                                                              EQUITY                      BOND INCOME
                                                                            SUB-ACCOUNT                   SUB-ACCOUNT
                                                                   ----------------------------  ----------------------------
                                                                    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                   ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                      31, 2005       31, 2004       31, 2005       31, 2004
                                                                   -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................  $   (967,568)  $ (2,317,156)  $  2,457,464   $  3,433,340
  Net realized gains (losses) from security transactions..........   (11,153,382)    (8,664,219)       200,269            459
  Change in net unrealized appreciation (deprecation) of
   investments....................................................    31,096,207     34,107,277     (2,009,449)    (1,311,478)
                                                                    ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets resulting from operations.    18,975,257     23,125,902        648,284      2,122,321
                                                                    ------------   ------------   ------------   ------------
From capital transactions:
  Net premiums....................................................     3,124,824      4,103,915        835,927      1,341,205
  Redemptions.....................................................   (38,518,554)   (41,421,042)    (9,721,463)   (12,206,938)
                                                                    ------------   ------------   ------------   ------------
  Total net premiums (redemptions)................................   (35,393,730)   (37,317,127)    (8,885,536)   (10,865,733)
  Net sub-account transfers.......................................    (6,299,464)    (8,449,013)    (2,731,486)    (3,822,945)
  Net other transfers.............................................    (1,706,218)    (1,853,111)      (668,348)      (646,432)
                                                                    ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   (43,399,412)   (47,619,251)   (12,285,370)   (15,335,110)
                                                                    ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS..........................................   (24,424,155)   (24,493,349)   (11,637,086)   (13,212,789)
NET ASSETS--BEGINNING OF PERIOD...................................   257,534,175    282,027,524     68,371,238     81,584,027
                                                                    ------------   ------------   ------------   ------------
NET ASSETS--END OF PERIOD.........................................  $233,110,020   $257,534,175   $ 56,734,152   $ 68,371,238
                                                                    ============   ============   ============   ============

                       See Notes to Financial Statements

          BLACKROCK                        MFS                     HARRIS OAKMARK                      FI
        MONEY MARKET                  TOTAL RETURN                  FOCUSED VALUE                 VALUE LEADERS
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $    458,334   $   (146,326)  $  1,050,351   $  1,228,107   $  (141,450)   $  (145,344)   $   (53,419)   $   (10,877)
           --             --     (3,639,599)    (6,581,009)    4,807,257      3,697,142       (955,335)    (1,892,859)
           --             --      3,644,518     12,091,934        10,809      1,255,128      3,588,809      5,494,865
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
      458,334       (146,326)     1,055,270      6,739,032     4,676,616      4,806,926      2,580,055      3,591,129
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
      723,325      1,095,777        959,867      1,093,856     1,048,604      1,145,786        465,898        531,851
  (11,949,967)   (14,602,562)   (10,447,278)   (12,274,853)   (9,979,947)    (9,841,127)    (4,796,302)    (5,522,482)
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
  (11,226,642)   (13,506,785)    (9,487,411)   (11,180,997)   (8,931,343)    (8,695,341)    (4,330,404)    (4,990,631)
    6,890,322      1,583,986     (1,073,025)    17,556,032      (563,784)       458,520       (830,415)      (818,679)
     (510,441)      (471,710)      (871,452)      (476,799)     (246,259)      (221,296)      (233,104)      (140,134)
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
   (4,846,761)   (12,394,509)   (11,431,888)     5,898,236    (9,741,386)    (8,458,117)    (5,393,923)    (5,949,444)
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
   (4,388,427)   (12,540,835)   (10,376,618)    12,637,268    (5,064,770)    (3,651,191)    (2,813,868)    (2,358,315)
   32,083,917     44,624,752     73,427,888     60,790,620    60,907,204     64,558,395     32,034,882     34,393,197
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
 $ 27,695,490   $ 32,083,917   $ 63,051,270   $ 73,427,888   $55,842,434    $60,907,204    $29,221,014    $32,034,882
 ============   ============   ============   ============   ===========    ===========    ===========    ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                              LOOMIS SAYLES               SALOMON BROTHERS
                                                                                SMALL CAP                  U.S. GOVERNMENT
                                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                                      ----------------------------  ----------------------------
                                                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                         31, 2005       31, 2004       31, 2005       31, 2004
                                                                      -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).......................................  $   (35,343)   $  (618,168)   $   254,454    $   167,376
  Net realized gains (losses) from security transactions.............    2,998,832      1,472,199          5,916        161,421
  Change in net unrealized appreciation (deprecation) of investments.     (864,319)     5,353,912       (215,486)       (96,707)
                                                                       -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from operations....    2,099,170      6,207,943         44,884        232,090
                                                                       -----------    -----------    -----------    -----------
From capital transactions:
  Net premiums.......................................................      768,494        887,365        197,841        449,402
  Redemptions........................................................   (7,451,279)    (6,649,586)    (3,004,773)    (3,359,752)
                                                                       -----------    -----------    -----------    -----------
  Total net premiums (redemptions)...................................   (6,682,785)    (5,762,221)    (2,806,932)    (2,910,350)
  Net sub-account transfers..........................................     (935,474)    (1,761,153)       (34,362)    (1,646,197)
  Net other transfers................................................     (228,657)      (205,542)       (51,575)      (143,234)
                                                                       -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from capital
   transactions......................................................   (7,846,916)    (7,728,916)    (2,892,869)    (4,699,781)
                                                                       -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS.............................................   (5,747,746)    (1,520,973)    (2,847,985)    (4,467,691)
NET ASSETS--BEGINNING OF PERIOD......................................   46,441,102     47,962,075     13,445,563     17,913,254
                                                                       -----------    -----------    -----------    -----------
NET ASSETS--END OF PERIOD............................................  $40,693,356    $46,441,102    $10,597,578    $13,445,563
                                                                       ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

      BLACKROCK LEGACY                DAVIS VENTURE               SALOMON BROTHERS                     MFS
      LARGE CAP GROWTH                    VALUE             STRATEGIC BOND OPPORTUNITIES         INVESTORS TRUST
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $   (542,865)  $   (975,727)  $   (600,350)  $   (763,852)  $   813,445    $   389,680     $   (7,108)    $   (9,659)
   (6,573,691)    (9,124,035)     4,962,794      4,002,688       552,401        243,490         93,923           (366)
    9,837,031     14,781,540      3,499,994      7,151,779    (1,058,475)       469,715        (49,441)       126,396
 ------------   ------------   ------------   ------------   -----------    -----------     ----------     ----------
    2,720,475      4,681,778      7,862,438     10,390,615       307,371      1,102,885         37,374        116,371
 ------------   ------------   ------------   ------------   -----------    -----------     ----------     ----------
    1,117,001      1,308,692      1,594,701      1,608,048       749,305        379,036         40,270         11,736
   (9,739,892)   (11,629,372)   (15,441,169)   (16,960,393)   (3,584,573)    (3,636,367)      (106,465)      (156,855)
 ------------   ------------   ------------   ------------   -----------    -----------     ----------     ----------
   (8,622,891)   (10,320,680)   (13,846,468)   (15,352,345)   (2,835,268)    (3,257,331)       (66,195)      (145,119)
   (4,503,765)    (5,765,870)      (295,127)      (794,007)      770,358        849,863       (319,548)       516,801
     (343,997)      (400,744)      (721,983)      (672,104)     (107,994)      (220,519)        (9,323)          (349)
 ------------   ------------   ------------   ------------   -----------    -----------     ----------     ----------

  (13,470,653)   (16,487,294)   (14,863,578)   (16,818,456)   (2,172,904)    (2,627,987)      (395,066)       371,333
 ------------   ------------   ------------   ------------   -----------    -----------     ----------     ----------
  (10,750,178)   (11,805,516)    (7,001,140)    (6,427,841)   (1,865,533)    (1,525,102)      (357,692)       487,704
   68,265,809     80,071,325    100,429,136    106,856,977    22,241,876     23,766,978      1,146,386        658,682
 ------------   ------------   ------------   ------------   -----------    -----------     ----------     ----------
 $ 57,515,631   $ 68,265,809   $ 93,427,996   $100,429,136   $20,376,343    $22,241,876     $  788,694     $1,146,386
 ============   ============   ============   ============   ===========    ===========     ==========     ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                                FI                         MET/PUTNAM
                                                                        INTERNATIONAL STOCK                 VOYAGER
                                                                            SUB-ACCOUNT                   SUB-ACCOUNT
                                                                   ----------------------------  -----------------------------
                                                                    FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD   FOR THE YEAR
                                                                   ENDED DECEMBER ENDED DECEMBER JANUARY 1, 2005 ENDED DECEMBER
                                                                      31, 2005       31, 2004    APRIL 30, 2005     31, 2004
                                                                   -------------- -------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................  $   (72,275)   $     3,251      $      78      $  (9,979)
  Net realized gains (losses) from security transactions..........      (21,607)      (486,914)        44,845         38,705
  Change in net unrealized appreciation (deprecation) of
   investments....................................................    1,669,947      2,128,173        (88,439)       (16,841)
                                                                    -----------    -----------      ---------      ---------
  Net increase (decrease) in net assets resulting from operations.    1,576,065      1,644,510        (43,516)        11,885
                                                                    -----------    -----------      ---------      ---------
From capital transactions:
  Net premiums....................................................      215,327        220,501          5,261         21,902
  Redemptions.....................................................   (1,524,679)    (1,983,197)       (60,075)      (285,022)
                                                                    -----------    -----------      ---------      ---------
  Total net premiums (redemptions)................................   (1,309,352)    (1,762,696)       (54,814)      (263,120)
  Net sub-account transfers.......................................     (142,534)      (638,981)      (505,316)       (95,813)
  Net other transfers.............................................      (27,735)       (58,961)          (128)        (4,906)
                                                                    -----------    -----------      ---------      ---------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   (1,479,621)    (2,460,638)      (560,258)      (363,839)
                                                                    -----------    -----------      ---------      ---------
NET CHANGE IN NET ASSETS..........................................       96,444       (816,128)      (603,774)      (351,954)
NET ASSETS--BEGINNING OF PERIOD...................................   10,898,899     11,715,027        603,774        955,728
                                                                    -----------    -----------      ---------      ---------
NET ASSETS--END OF PERIOD.........................................  $10,995,343    $10,898,899      $      --      $ 603,774
                                                                    ===========    ===========      =========      =========

                       See Notes to Financial Statements

                           FI MID CAP                      RUSSELL                       METLIFE
 JENNISON GROWTH          OPPORTUNITIES                  2000 INDEX                    STOCK INDEX
   SUB ACCOUNT             SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------- ----------------------------  ----------------------------  ----------------------------
 FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
   MAY 1, 2005    ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
DECEMBER 31, 2005    31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004
----------------- -------------- -------------- -------------- -------------- -------------- --------------
    $ (4,452)       $  (28,652)    $  (22,952)    $  143,973    $   (43,519)   $    85,959    $  (157,544)
      10,544           221,756        (98,780)       407,117        479,555        (70,820)      (835,240)
      86,449          (132,859)       447,131       (439,946)       188,634        796,895      3,862,035
    --------        ----------     ----------     ----------    -----------    -----------    -----------
      92,541            60,245        325,399        111,144        624,670        812,034      2,869,251
    --------        ----------     ----------     ----------    -----------    -----------    -----------
       5,674            53,323         30,414         62,649         74,350        741,788        519,115
     (80,640)         (338,876)      (451,921)      (635,883)    (1,163,814)    (6,174,697)    (6,589,597)
    --------        ----------     ----------     ----------    -----------    -----------    -----------
     (74,966)         (285,553)      (421,507)      (573,234)    (1,089,464)    (5,432,909)    (6,070,482)
     474,252          (256,295)       867,594        (91,989)       913,837       (633,455)      (610,655)
        (772)          (21,533)        (6,080)       (27,053)       (16,089)      (189,809)      (201,621)
    --------        ----------     ----------     ----------    -----------    -----------    -----------
     398,514          (563,381)       440,007       (692,276)      (191,716)    (6,256,173)    (6,882,758)
    --------        ----------     ----------     ----------    -----------    -----------    -----------
     491,055          (503,136)       765,406       (581,132)       432,954     (5,444,139)    (4,013,507)
          --         2,553,431      1,788,025      4,847,786      4,414,832     33,394,879     37,408,386
    --------        ----------     ----------     ----------    -----------    -----------    -----------
    $491,055        $2,050,295     $2,553,431     $4,266,654    $ 4,847,786    $27,950,740    $33,394,879
    ========        ==========     ==========     ==========    ===========    ===========    ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                                 METLIFE                   MORGAN STANLEY
                                                                           MID CAP STOCK INDEX               EAFE INDEX
                                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                                      ----------------------------  ----------------------------
                                                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                         31, 2005       31, 2004       31, 2005       31, 2004
                                                                      -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).......................................   $  126,518     $  (24,568)    $    2,369     $  (13,072)
  Net realized gains (losses) from security transactions.............      267,926         81,211        122,350         48,961
  Change in net unrealized appreciation (deprecation) of investments.     (121,890)       383,813        118,441        251,029
                                                                        ----------     ----------     ----------     ----------
  Net increase (decrease) in net assets resulting from operations....      272,554        440,456        243,160        286,918
                                                                        ----------     ----------     ----------     ----------
From capital transactions:
  Net premiums.......................................................       65,871         78,082         26,249         41,548
  Redemptions........................................................     (475,576)      (402,266)      (330,807)      (233,481)
                                                                        ----------     ----------     ----------     ----------
  Total net premiums (redemptions)...................................     (409,705)      (324,184)      (304,558)      (191,933)
  Net sub-account transfers..........................................     (341,969)       540,894        455,950        348,380
  Net other transfers................................................      (15,699)       (13,484)       (15,895)        (1,983)
                                                                        ----------     ----------     ----------     ----------
  Net increase (decrease) in net assets resulting from capital
   transactions......................................................     (767,373)       203,226        135,497        154,464
                                                                        ----------     ----------     ----------     ----------
NET CHANGE IN NET ASSETS.............................................     (494,819)       643,682        378,657        441,382
NET ASSETS--BEGINNING OF PERIOD......................................    3,555,183      2,911,501      2,038,523      1,597,141
                                                                        ----------     ----------     ----------     ----------
NET ASSETS--END OF PERIOD............................................   $3,060,364     $3,555,183     $2,417,180     $2,038,523
                                                                        ==========     ==========     ==========     ==========

                       See Notes to Financial Statements

       LEHMAN BROTHERS              NEUBERGER BERMAN             FRANKLIN TEMPLETON                 BLACKROCK
    AGGREGATE BOND INDEX              MID CAP VALUE               SMALL CAP GROWTH              INVESTMENT TRUST
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $    99,733     $   89,398    $   544,377     $   53,164     $   36,774     $  (22,902)     $ (2,530)      $ (3,340)
     (30,689)       (12,958)       453,082        166,280        144,205        139,103        19,796         17,727
     (50,078)        45,985       (215,292)       749,207       (132,991)        28,195        (4,255)        23,167
 -----------     ----------    -----------     ----------     ----------     ----------      --------       --------
      18,966        122,425        782,167        968,651         47,988        144,396        13,011         37,554
 -----------     ----------    -----------     ----------     ----------     ----------      --------       --------
     110,188        134,407        253,763        120,026         24,648         24,365         6,706         12,381
  (1,093,611)      (931,037)    (1,004,272)      (614,573)      (132,021)      (405,685)       (7,284)       (72,351)
 -----------     ----------    -----------     ----------     ----------     ----------      --------       --------
    (983,423)      (796,630)      (750,509)      (494,547)      (107,373)      (381,320)         (578)       (59,970)
    (221,437)        54,208      1,622,234      3,143,165        (80,766)       220,185        31,465        (29,502)
     (22,484)       (16,440)        (5,670)       (13,975)        (4,092)        (9,781)       (1,023)          (386)
 -----------     ----------    -----------     ----------     ----------     ----------      --------       --------
  (1,227,344)      (758,862)       866,055      2,634,643       (192,231)      (170,916)       29,864        (89,858)
 -----------     ----------    -----------     ----------     ----------     ----------      --------       --------
  (1,208,378)      (636,437)     1,648,222      3,603,294       (144,243)       (26,520)       42,875        (52,304)
   5,014,859      5,651,296      6,771,046      3,167,752      1,692,499      1,719,019       440,066        492,370
 -----------     ----------    -----------     ----------     ----------     ----------      --------       --------
 $ 3,806,481     $5,014,859    $ 8,419,268     $6,771,046     $1,548,256     $1,692,499      $482,941       $440,066
 ===========     ==========    ===========     ==========     ==========     ==========      ========       ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                             BLACKROCK                  HARRIS OAKMARK
                                                                          LARGE CAP VALUE               LARGE CAP VALUE
                                                                            SUB-ACCOUNT                   SUB-ACCOUNT
                                                                   ----------------------------  ----------------------------
                                                                    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                   ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                      31, 2005       31, 2004       31, 2005       31, 2004
                                                                   -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................   $   6,749       $ (7,869)     $  (22,177)    $  (26,551)
  Net realized gains (losses) from security transactions..........     106,008         32,843         176,550        265,126
  Change in net unrealized appreciation (deprecation) of
   investments....................................................     (69,775)        60,205        (240,921)        31,590
                                                                     ---------       --------      ----------     ----------
  Net increase (decrease) in net assets resulting from operations.      42,982         85,179         (86,548)       270,165
                                                                     ---------       --------      ----------     ----------
From capital transactions:
  Net premiums....................................................      17,930         22,804          31,937         28,118
  Redemptions.....................................................     (64,849)       (66,395)       (793,580)      (709,147)
                                                                     ---------       --------      ----------     ----------
  Total net premiums (redemptions)................................     (46,919)       (43,591)       (761,643)      (681,029)
  Net sub-account transfers.......................................     (61,362)       524,838         266,310        931,803
  Net other transfers.............................................         399            444          (1,892)       (17,145)
                                                                     ---------       --------      ----------     ----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................    (107,882)       481,691        (497,225)       233,629
                                                                     ---------       --------      ----------     ----------
NET CHANGE IN NET ASSETS..........................................     (64,900)       566,870        (583,773)       503,794
NET ASSETS--BEGINNING OF PERIOD...................................     963,618        396,748       3,076,363      2,572,569
                                                                     ---------       --------      ----------     ----------
NET ASSETS--END OF PERIOD.........................................   $ 898,718       $963,618      $2,492,590     $3,076,363
                                                                     =========       ========      ==========     ==========

                       See Notes to Financial Statements

          BLACKROCK                    T. ROWE PRICE                    T. ROWE PRICE                     OPPENHEIMER
       STRATEGIC VALUE                LARGE CAP GROWTH                 SMALL CAP GROWTH                  GLOBAL EQUITY
         SUB-ACCOUNT                    SUB ACCOUNT                      SUB ACCOUNT                      SUB ACCOUNT
----------------------------  -------------------------------  -------------------------------  -------------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR   FOR THE PERIOD
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER  MAY 3, 2004 TO   ENDED DECEMBER  MAY 3, 2004 TO   ENDED DECEMBER  MAY 3, 2004 TO
   31, 2005       31, 2004       31, 2005    DECEMBER 31, 2004    31, 2005    DECEMBER 31, 2004    31, 2005    DECEMBER 31, 2004
-------------- -------------- -------------- ----------------- -------------- ----------------- -------------- -----------------
 $ 1,062,841    $  (289,463)    $   (7,412)      $   (183)        $   (938)        $   (38)        $ (2,404)       $   (192)
   1,603,224        676,472         (1,068)        10,982            1,295           1,904            9,687             964
  (2,247,512)     2,353,162         73,039          1,352            7,258             236           30,203           4,664
 -----------    -----------     ----------       --------         --------         -------         --------        --------
     418,553      2,740,171         64,559         12,151            7,615           2,102           37,486           5,436
 -----------    -----------     ----------       --------         --------         -------         --------        --------
     473,730        464,232         13,875            590            1,608              --            8,095           1,696
  (3,692,722)    (3,556,400)       (48,181)            --           (1,489)             --          (18,755)            (56)
 -----------    -----------     ----------       --------         --------         -------         --------        --------
  (3,218,992)    (3,092,168)       (34,306)           590              119              --          (10,660)          1,640
  (1,502,421)     1,730,484        818,233        180,670           69,847          24,121          315,628         101,804
    (173,338)       (92,037)        (5,697)           433              271             270            1,425             525
 -----------    -----------     ----------       --------         --------         -------         --------        --------
  (4,894,751)    (1,453,721)       778,230        181,693           70,237          24,391          306,393         103,969
 -----------    -----------     ----------       --------         --------         -------         --------        --------
  (4,476,198)     1,286,450        842,789        193,844           77,852          26,493          343,879         109,405
  22,456,742     21,170,292        193,844             --           26,493              --          109,405              --
 -----------    -----------     ----------       --------         --------         -------         --------        --------
 $17,980,544    $22,456,742     $1,036,633       $193,844         $104,345         $26,493         $453,284        $109,405
 ===========    ===========     ==========       ========         ========         =======         ========        ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004



                                                                              BLACKROCK
                                                                          AGGRESSIVE GROWTH
                                                                             SUB-ACCOUNT
                                                                   -------------------------------
                                                                    FOR THE YEAR   FOR THE PERIOD
                                                                   ENDED DECEMBER  MAY 3, 2004 TO
                                                                      31, 2005    DECEMBER 31, 2004
                                                                   -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................    $(1,137)         $  (146)
  Net realized gains (losses) from security transactions..........      2,949               15
  Change in net unrealized appreciation (deprecation) of
   investments....................................................      5,311            4,708
                                                                      -------          -------
  Net increase (decrease) in net assets resulting from operations.      7,123            4,577
                                                                      -------          -------
From capital transactions:
  Net premiums....................................................        400               10
  Redemptions.....................................................     (7,383)              --
                                                                      -------          -------
  Total net premiums (redemptions)................................     (6,983)              10
  Net sub-account transfers.......................................     18,844           67,414
  Net other transfers.............................................         53              (70)
                                                                      -------          -------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     11,914           67,354
                                                                      -------          -------
NET CHANGE IN NET ASSETS..........................................     19,037           71,931
NET ASSETS--BEGINNING OF PERIOD...................................     71,931               --
                                                                      -------          -------
NET ASSETS--END OF PERIOD.........................................    $90,968          $71,931
                                                                      =======          =======

                                                                              BLACKROCK
                                                                             DIVERSIFIED
                                                                             SUB-ACCOUNT
                                                                   -------------------------------
                                                                    FOR THE YEAR   FOR THE PERIOD
                                                                   ENDED DECEMBER  MAY 3, 2004 TO
                                                                      31, 2005    DECEMBER 31, 2004
                                                                   -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................    $    132        $   (626)
  Net realized gains (losses) from security transactions..........       8,779               8
  Change in net unrealized appreciation (deprecation) of
   investments....................................................      (9,743)         10,169
                                                                      --------        --------
  Net increase (decrease) in net assets resulting from operations.        (832)          9,551
                                                                      --------        --------
From capital transactions:
  Net premiums....................................................          40             240
  Redemptions.....................................................     (83,198)             --
                                                                      --------        --------
  Total net premiums (redemptions)................................     (83,158)            240
  Net sub-account transfers.......................................      (1,692)        108,590
  Net other transfers.............................................         327              --
                                                                      --------        --------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     (84,523)        108,830
                                                                      --------        --------
NET CHANGE IN NET ASSETS..........................................     (85,355)        118,381
NET ASSETS--BEGINNING OF PERIOD...................................     118,381              --
                                                                      --------        --------
NET ASSETS--END OF PERIOD.........................................    $ 33,026        $118,381
                                                                      ========        ========

                       See Notes to Financial Statements

                       METLIFE                             METLIFE
     METLIFE        CONSERVATIVE         METLIFE         MODERATE TO         METLIFE
  CONSERVATIVE       TO MODERATE        MODERATE         AGGRESSIVE        AGGRESSIVE                  VIP
   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION             EQUITY-INCOME
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
----------------- ----------------- ----------------- ----------------- ----------------- ----------------------------
 FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR
 MAY 1, 2005 TO    MAY 1, 2005 TO    MAY 1, 2005 TO    MAY 1, 2005 TO    MAY 1, 2005 TO   ENDED DECEMBER ENDED DECEMBER
DECEMBER 31, 2005 DECEMBER 31, 2005 DECEMBER 31, 2005 DECEMBER 31, 2005 DECEMBER 31, 2005    31, 2005       31, 2004
----------------- ----------------- ----------------- ----------------- ----------------- -------------- --------------
    $   (199)         $   (100)         $    489          $    296           $   (23)      $  2,861,253   $    514,921
         531               439               397                31               (45)           613,925      3,994,477
         790               508             9,920             3,065             3,709           (836,492)     2,687,761
    --------          --------          --------          --------           -------       ------------   ------------
       1,122               847            10,806             3,392             3,641          2,638,686      7,197,159
    --------          --------          --------          --------           -------       ------------   ------------
          --                --             1,756             1,579             2,402          1,439,147      1,380,025
     (30,413)          (35,230)           (9,756)               --                --        (12,392,611)   (13,207,169)
    --------          --------          --------          --------           -------       ------------   ------------
     (30,413)          (35,230)           (8,000)            1,579             2,402        (10,953,464)   (11,827,144)
      72,371            57,280           589,204           395,512            59,561         (2,090,155)    (1,701,598)
          (3)              124              (447)             (215)               (5)          (658,815)      (534,102)
    --------          --------          --------          --------           -------       ------------   ------------
      41,955            22,174           580,757           396,876            61,958        (13,702,434)   (14,062,844)
    --------          --------          --------          --------           -------       ------------   ------------
      43,077            23,021           591,563           400,268            65,599        (11,063,748)    (6,865,685)
          --                --                --                --                --         76,002,174     82,867,859
    --------          --------          --------          --------           -------       ------------   ------------
    $ 43,077          $ 23,021          $591,563          $400,268           $65,599       $ 64,938,426   $ 76,002,174
    ========          ========          ========          ========           =======       ============   ============

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                                   VIP                       LORD ABBETT
                                                                                OVERSEAS                   BOND DEBENTURE
                                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                                      ----------------------------  ----------------------------
                                                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                         31, 2005       31, 2004       31, 2005       31, 2004
                                                                      -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).......................................  $   (35,017)   $   (49,221)    $   78,928     $   63,804
  Net realized gains (losses) from security transactions.............     (766,024)    (4,336,081)       100,031        167,377
  Change in net unrealized appreciation (deprecation) of investments.    6,057,782      8,409,933       (184,305)       (22,814)
                                                                       -----------    -----------     ----------     ----------
  Net increase (decrease) in net assets resulting from operations....    5,256,741      4,024,631         (5,346)       208,367
                                                                       -----------    -----------     ----------     ----------
From capital transactions:
  Net premiums.......................................................      504,072        759,985         48,317         64,123
  Redemptions........................................................   (6,243,227)    (6,782,329)      (434,973)      (658,037)
                                                                       -----------    -----------     ----------     ----------
  Total net premiums (redemptions)...................................   (5,739,155)    (6,022,344)      (386,656)      (593,914)
  Net sub-account transfers..........................................     (819,936)      (802,221)      (158,099)     1,052,590
  Net other transfers................................................     (231,604)      (286,532)        (6,979)        (6,356)
                                                                       -----------    -----------     ----------     ----------
  Net increase (decrease) in net assets resulting from capital
   transactions......................................................   (6,790,695)    (7,111,097)      (551,734)       452,320
                                                                       -----------    -----------     ----------     ----------
NET CHANGE IN NET ASSETS.............................................   (1,533,954).   (3,086,466).    (557,080)..      660,687..
NET ASSETS--BEGINNING OF PERIOD......................................    36,147,859.    39,234,325.    3,442,169..    2,781,482..
                                                                       -----------    -----------     ----------     ----------
NET ASSETS--END OF PERIOD............................................   $34,613,905.   $36,147,859.   $2,885,089..   $3,442,169..
                                                                       ===========    ===========     ==========     ==========

                       See Notes to Financial Statements

            PIMCO                          RCM                      T. ROWE PRICE                      MFS
        TOTAL RETURN                GLOBAL TECHNOLOGY              MID-CAP GROWTH            RESEARCH INTERNATIONAL
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004       31, 2005       31, 2004
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $   (84,796)   $   636,858     $  (3,034)     $ (10,681)     $   30,097     $  (36,943)    $   72,708     $  (12,506)
      94,385        374,008       (23,343)        53,152         391,006         35,181        257,013         39,273
      81,482       (567,040)       53,391       (133,227)        (18,665)       439,999        (47,120)       196,379
 -----------    -----------     ---------      ---------      ----------     ----------     ----------     ----------
      91,071        443,826        27,014        (90,756)        402,438        438,237        282,601        223,146
 -----------    -----------     ---------      ---------      ----------     ----------     ----------     ----------
     370,374        245,811        12,273         22,750          47,841         54,637         29,296         33,386
  (2,268,756)    (2,979,536)      (72,717)       (81,174)       (664,708)      (307,904)      (110,412)       (69,580)
 -----------    -----------     ---------      ---------      ----------     ----------     ----------     ----------
  (1,898,382)    (2,733,725)      (60,444)       (58,424)       (616,867)      (253,267)       (81,116)       (36,194)
   1,434,207        850,871      (105,031)       (46,311)        340,793        924,512        135,905        587,406
     (70,821)       (48,652)          (99)          (285)        (15,418)        (5,216)        (8,016)       (10,634)
 -----------    -----------     ---------      ---------      ----------     ----------     ----------     ----------

    (534,996)    (1,931,506)     (165,574)      (105,020)       (291,492)       666,029         46,773        540,578
 -----------    -----------     ---------      ---------      ----------     ----------     ----------     ----------
    (443,925)    (1,487,680)     (138,560)      (195,776)        110,946      1,104,266        329,374        763,724
  12,571,414     14,059,094       645,196        840,972       3,324,272      2,220,006      1,674,549        910,825
 -----------    -----------     ---------      ---------      ----------     ----------     ----------     ----------
 $12,127,489    $12,571,414     $ 506,636      $ 645,196      $3,435,218     $3,324,272     $2,003,923     $1,674,549
 ===========    ===========     =========      =========      ==========     ==========     ==========     ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                                 LAZARD                        MET/AIM
                                                                                 MID-CAP                  SMALL CAP GROWTH
                                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                                      ----------------------------  ----------------------------
                                                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                         31, 2005       31, 2004       31, 2005       31, 2004
                                                                      -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).......................................   $   98,434     $  (12,981)    $   6,159      $  (18,855)
  Net realized gains (losses) from security transactions.............       47,400         67,655        97,421         219,202
  Change in net unrealized appreciation (deprecation) of investments.      (76,805)        61,703       (47,185)       (163,005)
                                                                        ----------     ----------     ---------      ----------
  Net increase (decrease) in net assets resulting from operations....       69,029        116,377        56,395          37,342
                                                                        ----------     ----------     ---------      ----------
From capital transactions:...........................................
  Net premiums.......................................................       18,576         14,623         5,113          18,293
  Redemptions........................................................     (121,492)       (99,574)     (167,513)        (69,733)
                                                                        ----------     ----------     ---------      ----------
  Total net premiums (redemptions)...................................     (102,916)       (84,951)     (162,400)        (51,440)
  Net sub-account transfers..........................................       50,400         89,294        16,413        (540,023)
  Net other transfers................................................        8,741         (1,543)      (10,426)         (1,132)
                                                                        ----------     ----------     ---------      ----------
  Net increase (decrease) in net assets resulting from capital
   transactions......................................................      (43,775)         2,800      (156,413)       (592,595)
                                                                        ----------     ----------     ---------      ----------
NET CHANGE IN NET ASSETS.............................................       25,254        119,177      (100,018)       (555,253)
NET ASSETS--BEGINNING OF PERIOD......................................    1,022,944        903,767       980,997       1,536,250
                                                                        ----------     ----------     ---------      ----------
NET ASSETS--END OF PERIOD............................................   $1,048,198     $1,022,944     $ 880,979      $  980,997
                                                                        ==========     ==========     =========      ==========

                       See Notes to Financial Statements

       HARRIS OAKMARK                     JANUS                     NEUBERGER BERMAN             OPPENHEIMER
        INTERNATIONAL               AGGRESSIVE GROWTH                 REAL ESTATE            CAPITAL APPRECIATION
         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT                SUB-ACCOUNT
----------------------------  ----------------------------  -------------------------------  --------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD      FOR THE PERIOD
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER  MAY 3, 2004 TO   ENDED MAY 1, 2005 TO
   31, 2005       31, 2004       31, 2005       31, 2004       31, 2005    DECEMBER 31, 2004  DECEMBER 31, 2005
-------------- -------------- -------------- -------------- -------------- ----------------- --------------------
  $   11,076     $  (27,750)     $ (5,031)      $ (4,985)     $  (24,466)     $   54,934           $  1,292
     146,579         74,268        33,330         25,733          76,765          12,328                 12
     416,672        357,561        23,193          2,257         207,385         103,357               (250)
  ----------     ----------      --------       --------      ----------      ----------           --------
     574,327        404,079        51,492         23,005         259,684         170,619              1,054
  ----------     ----------      --------       --------      ----------      ----------           --------
      66,036         33,488         7,462          5,650          47,437          34,493                 --
    (458,334)      (293,822)      (29,562)       (42,093)       (277,145)        (30,187)               (34)
  ----------     ----------      --------       --------      ----------      ----------           --------
    (392,298)      (260,334)      (22,100)       (36,443)       (229,708)          4,306                (34)
   2,493,216      1,782,297        92,117        (17,325)        960,800       1,417,506            166,284
     (16,800)        (2,106)        3,658           (114)        (11,130)          2,585               (334)
  ----------     ----------      --------       --------      ----------      ----------           --------

   2,084,118      1,519,857        73,675        (53,882)        719,962       1,424,397            165,916
  ----------     ----------      --------       --------      ----------      ----------           --------
   2,658,445      1,923,936       125,167        (30,877)        979,646       1,595,016            166,970
   3,049,548      1,125,612       363,024        393,901       1,595,016                                 --
  ----------     ----------      --------       --------      ----------      ----------           --------
  $5,707,993     $3,049,548      $488,191       $363,024      $2,574,662      $1,595,016           $166,970
  ==========     ==========      ========       ========      ==========      ==========           ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                                             AMERICAN FUNDS                AMERICAN FUNDS
                                                                                 GROWTH                     GROWTH-INCOME
                                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                                      ----------------------------  ----------------------------
                                                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                         31, 2005       31, 2004       31, 2005       31, 2004
                                                                      -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).......................................  $  (171,777)   $  (259,539)   $    17,206    $   (95,311)
  Net realized gains (losses) from security transactions.............      913,970        239,654        381,541        206,660
  Change in net unrealized appreciation (deprecation) of investments.    1,889,702      1,888,600        147,865        997,743
                                                                       -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from operations....    2,631,895      1,868,715        546,612      1,109,092
                                                                       -----------    -----------    -----------    -----------
From capital transactions:
  Net premiums.......................................................      496,757        408,182        298,373        334,595
  Redemptions........................................................   (3,199,877)    (2,775,369)    (2,381,207)    (2,068,687)
                                                                       -----------    -----------    -----------    -----------
  Total net premiums (redemptions)...................................   (2,703,120)    (2,367,187)    (2,082,834)    (1,734,092)
  Net sub-account transfers..........................................    1,752,857      2,888,620      1,169,864      2,191,223
  Net other transfers................................................     (228,108)       (79,701)       (95,774)       (87,210)
                                                                       -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from capital
   transactions......................................................   (1,178,371)       441,732     (1,008,744)       369,921
                                                                       -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS.............................................    1,453,524      2,310,447       (462,132)     1,479,013
NET ASSETS--BEGINNING OF PERIOD......................................   19,548,543     17,238,096     14,118,603     12,639,590
                                                                       -----------    -----------    -----------    -----------
NET ASSETS--END OF PERIOD............................................  $21,002,067    $19,548,543    $13,656,471    $14,118,603
                                                                       ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                             AMERICAN FUNDS GLOBAL
                             SMALL CAPITALIZATION
                                  SUB-ACCOUNT
                         ----------------------------
                          FOR THE YEAR   FOR THE YEAR
                         ENDED DECEMBER ENDED DECEMBER
                            31, 2005       31, 2004
                         -------------- --------------
                           $  (27,954)    $  (51,789)
                              347,102         83,356
                              692,335        533,171
                           ----------     ----------
                            1,011,483        564,738
                           ----------     ----------
                              226,163         91,934
                             (593,636)      (410,789)
                           ----------     ----------
                             (367,473)      (318,855)
                            1,199,988      1,358,576
                             (135,815)        (7,585)
                           ----------     ----------
                              696,700      1,032,136
                           ----------     ----------
                            1,708,183      1,596,874
                            3,935,380      2,338,506
                           ----------     ----------
                           $5,643,563     $3,935,380
                           ==========     ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005

1.  BUSINESS

The New England Variable Account (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on July 15, 1987 by the board of directors of New England Mutual Life Insurance Company to support its operations with respect to individual variable annuity contracts ("Contracts"). The Separate Account was registered as a unit investment trust on September 22, 1987 under the Investment Company Act of 1940, as amended. The Separate Account was established in accordance with the regulations of the Massachusetts Insurance Department and is now operating in accordance with the regulations of the New York Insurance Department. The Separate Account supports one individual variable annuity contract ("Zenith Accumulator").

The Separate Account is divided into fifty-two sub-accounts invested in shares of the corresponding portfolios or funds (with the same name) of the Metropolitan Fund, the Fidelity Fund, the Met Investors Fund and the American Fund (collectively, the "Funds"). For convenience, the underlying portfolios and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contract is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The table below presents the sub-accounts within the Separate Account:

             Zenith Equity Sub-Account  T.Rowe Price Large Cap
                                        Growth Sub-Account (a)
             BlackRock Bond Income      T.Rowe Price Small Cap
              Sub-Account               Growth Sub-Account (a)
             BlackRock Money Market     Oppenheimer Global Equity
              Sub-Account               Sub-Account (a)
             MFS Total Return           BlackRock Aggressive
              Sub-Account               Growth Sub-Account (a)
             Harris Oakmark Focused     BlackRock Diversified
              Value Sub-Account         Sub-Account (a)
             FI Value Leaders           MetLife Conservative
              Sub-Account               Allocation Sub-Account (b)
             Loomis Sayles Small Cap    MetLife Conservative to
              Sub-Account               Moderate Allocation
                                        Sub-Account (b)
             Salomon Brothers U.S.      MetLife Moderate
              Government Sub-Account    Allocation Sub-Account (b)
             BlackRock Legacy Large     MetLife Moderate to
              Cap Growth Sub-Account    Aggressive Allocation
                                        Sub-Account (b)
             Davis Venture Value        MetLife Aggressive
              Sub-Account               Allocation Sub-Account (b)
             Salomon Brothers
              Strategic Bond            VIP Equity-Income
              Opportunities Sub-Account Sub-Account
             MFS Investors Trust
              Sub-Account               VIP Overseas Sub-Account
             FI International Stock     Lord Abbett Bond
              Sub-Account               Debenture Sub-Account
             Met/Putnam Voyager         PIMCO Total Return
              Sub-Account**             Sub-Account
             Jennison Growth            RCM Global Technology
              Sub-Account (b)           Sub-Account
             FI Mid Cap Opportunities   T. Rowe Price Mid-Cap
              Sub-Account               Growth Sub-Account
             Russell 2000 Index         MFS Research
              Sub-Account               International Sub-Account
             MetLife Stock Index
              Sub-Account               Lazard Mid-Cap Sub-Account
             MetLife Mid Cap Stock      Met/AIM Small Cap Growth
              Index Sub-Account         Sub-Account
             Morgan Stanley EAFE Index  Harris Oakmark
              Sub-Account               International Sub-Account
             Lehman Brothers Aggregate  Janus Aggressive Growth
              Bond Index Sub-Account    Sub-Account
             Neuberger Berman Mid Cap   Neuberger Berman Real
              Value Sub-Account         Estate Sub-Account (a)
             Franklin Templeton Small   Oppenheimer Capital
              Cap Growth Sub-Account    Appreciation Sub-Account
                                        (b)
             BlackRock Investment       American Funds Growth
              Trust Sub-Account         Sub-Account
             BlackRock Large Cap Value  American Funds
              Sub-Account               Growth-Income Sub-Account
             Harris Oakmark Large Cap   American Funds Global
              Value Sub-Account         Small Capitalization
                                        Sub-Account
             BlackRock Strategic Value
              Sub-Account
--------
(a) Operations commenced on May 3, 2004, for the six new sub-accounts added to the Separate Account on that date.
(b) Operations commenced on May 1, 2005, for the seven new sub-accounts added to the Separate Account on that date.
** These Sub-Accounts will no longer be an available option within the separate account.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

    E. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as accumulation units as of the end of the valuation period in which received as described in the prospectus.

    F. NET SUB-ACCOUNT AND NET OTHER TRANSFERS

       Transfers among the sub-accounts are presented under the caption net sub-account transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

3.  EXPENSES

    A. ADMINISTRATIVE CHARGE

       A fixed administrative charge of $30.00 per contract is deducted from the contract value on each contract anniversary date.

    B. MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE ASSET CHARGES

       A charge for the mortality and expense risks assumed by Metropolitan Life is deducted on a daily basis and is equal to an annual rate of 1.35% to 1.60% of the net assets of the Separate Account depending upon the sub-accounts selected. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account. The expense risk is the risk that administrative costs incurred by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account.

    C. CONTINGENT DEFERRED SALES CHARGE

       In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment advisory fees and other expenses are deducted from the assets of the Funds.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2005 were as follows:

                                                             PURCHASES  SALES
                                                             --------- --------
                                                               (IN THOUSANDS)
 Zenith Equity Sub-Account..................................  $ 2,488  $ 46,882
 BlackRock Bond Income Sub-Account..........................    4,043    13,884
 BlackRock Money Market Sub-Account.........................   10,011    14,401
 MFS Total Return Sub-Account...............................    3,300    13,687
 Harris Oakmark Focused Value Sub-Account...................    1,796    11,685
 FI Value Leaders Sub-Account...............................      697     6,146
 Loomis Sayles Small Cap Sub-Account........................    1,256     9,139
 Salomon Brothers U.S. Government Sub-Account...............    1,167     3,806
 BlackRock Legacy Large Cap Growth Sub-Account..............      615    14,629
 Davis Venture Value Sub-Account............................    2,089    17,558
 Salomon Brothers Strategic Bond Opportunities Sub-Account..    2,844     4,206
 MFS Investors Trust Sub-Account............................       84       486
 FI International Stock Sub-Account.........................      546     2,098
 Met/Putnam Voyager Sub-Account (a).........................        8       568
 Jennison Growth Sub-Account (b)............................      487        93
 FI Mid Cap Opportunities Sub-Account.......................      465     1,057
 Russell 2000 Index Sub-Account.............................      666     1,214
 MetLife Stock Index Sub-Account............................    2,158     8,330
 MetLife Mid Cap Stock Index Sub-Account....................      517     1,158
 Morgan Stanley EAFE Index Sub-Account......................      582       444
 Lehman Brothers Aggregate Bond Index Sub-Account...........      452     1,579
 Neuberger Berman Mid Cap Value Sub-Account.................    2,706     1,295
 Franklin Templeton Small Cap Growth Sub-Account............      270       425
 BlackRock Investment Trust Sub-Account.....................       92        65
 BlackRock Large Cap Value Sub-Account......................      279       380
 Harris Oakmark Large Cap Value Sub-Account.................      463       983
 BlackRock Strategic Value Sub-Account......................    2,081     5,915
 T. Rowe Price Large Cap Growth Sub-Account.................      875       104
 T. Rowe Price Small Cap Growth Sub-Account.................       95        26
 Oppenheimer Global Equity Sub-Account......................      420       116
 BlackRock Aggressive Growth Sub-Account....................       27        17
 BlackRock Diversified Sub-Account..........................       50       134
 MetLife Conservative Allocation Sub-Account (b)............       73        31
 MetLife Conservative to Moderate Allocation Sub-Account (b)       57        35
 MetLife Moderate Allocation Sub-Account (b)................      592        10
 MetLife Moderate to Aggressive Allocation Sub-Account (b)..      398         1
 MetLife Aggressive Allocation Sub-Account (b)..............       82        20
 VIP Equity-Income Sub-Account..............................    7,012    17,856
 VIP Overseas Sub-Account...................................      794     7,623
 Lord Abbett Bond Debenture Sub-Account.....................      577     1,050
 PIMCO Total Return Sub-Account.............................    2,521     3,140
 RCM Global Technology Sub-Account..........................       97       266
 T. Rowe Price Mid-Cap Growth Sub-Account...................      758     1,019
 MFS Research International Sub-Account.....................      789       670
 Lazard Mid-Cap Sub-Account.................................      215       160
 Met/AIM Small Cap Growth Sub-Account.......................      156       306
 Harris Oakmark International Sub-Account...................    2,526       431
 Janus Aggressive Growth Sub-Account........................      186       118
 Neuberger Berman Real Estate Sub-Account...................    1,306       610
 Oppenheimer Capital Appreciation Sub-Account (b)...........      168         -
 American Funds Growth Sub-Account..........................    2,274     3,624
 American Funds Growth-Income Sub-Account...................    1,585     2,579
 American Funds Global Small Capitalization Sub-Account.....    1,472       803
                                                              -------  --------
 Total......................................................  $67,267  $222,862
                                                              =======  ========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:


                                                BLACKROCK   BLACKROCK       MFS
                                 ZENITH EQUITY BOND INCOME MONEY MARKET TOTAL RETURN
                                  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                 ------------- ----------- ------------ ------------
(IN THOUSANDS)
Outstanding at December 31, 2004    12,226       14,315       13,750       14,299
Activity During 2005:
  Issued........................       270          663        5,346          651
  Redeemed......................    (2,313)      (3,222)      (7,404)      (2,955)
                                    ------       ------      -------       ------
Outstanding at December 31, 2005    10,183       11,756       11,692       11,995
                                    ======       ======      =======       ======

Outstanding at December 31, 2003    14,662       17,599       19,054       15,689
Activity During 2004:
  Issued........................       372          946        5,220        2,261
  Redeemed......................    (2,808)      (4,230)     (10,524)      (3,651)
                                    ------       ------      -------       ------
Outstanding at December 31, 2004    12,226       14,315       13,750       14,299
                                    ======       ======      =======       ======

Outstanding at December 31, 2002    17,578       21,966       29,978       19,131
Activity During 2003:
  Issued........................       548        1,657        9,018          908
  Redeemed......................    (3,464)      (6,024)     (19,942)      (4,350)
                                    ------       ------      -------       ------
Outstanding at December 31, 2003    14,662       17,599       19,054       15,689
                                    ======       ======      =======       ======

Outstanding at December 31, 2001    22,566       25,108       29,851       24,501
Activity During 2002:
  Issued........................       633        2,538       25,103          818
  Redeemed......................    (5,621)      (5,680)     (24,976)      (6,188)
                                    ------       ------      -------       ------
Outstanding at December 31, 2002    17,578       21,966       29,978       19,131
                                    ======       ======      =======       ======

Outstanding at December 31, 2000    27,365       25,349       31,588       30,014
Activity During 2001:
  Issued........................     1,203        6,129       23,672        1,318
  Redeemed......................    (6,002)      (6,370)     (25,409)      (6,831)
                                    ------       ------      -------       ------
Outstanding at December 31, 2001    22,566       25,108       29,851       24,501
                                    ======       ======      =======       ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                                             BLACKROCK                   SALOMON BROTHERS
HARRIS OAKMARK  FI VALUE   LOOMIS SAYLES SALOMON BROTHERS LEGACY LARGE CAP DAVIS VENTURE  STRATEGIC BOND        MFS
FOCUSED VALUE    LEADERS     SMALL CAP   U.S. GOVERNMENT       GROWTH          VALUE      OPPORTUNITIES   INVESTORS TRUST
 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
-------------- ----------- ------------- ---------------- ---------------- ------------- ---------------- ---------------
    17,850       11,961        17,031          8,280           26,138          31,718         10,937           1,324
     1,040          440           856            739              882           1,691          1,493              99
    (3,808)      (2,411)       (3,745)        (2,516)          (6,161)         (6,294)        (2,554)           (562)
    ------       ------       -------         ------          -------         -------         ------           -----
    15,082        9,990        14,142          6,503           20,859          27,115          9,876             861
    ======       ======       =======         ======          =======         =======         ======           =====

    20,520       14,408        20,191         11,210           32,912          37,413         12,293             836
     1,603          575           823            929            1,673           1,716          1,580             777
    (4,273)      (3,022)       (3,983)        (3,859)          (8,447)         (7,411)        (2,936)           (289)
    ------       ------       -------         ------          -------         -------         ------           -----
    17,850       11,961        17,031          8,280           26,138          31,718         10,937           1,324
    ======       ======       =======         ======          =======         =======         ======           =====

    22,308       17,850        24,037         14,892           40,344          43,784         12,770             743
     2,657          647         1,209          2,583            4,420           2,413          2,650             284
    (4,445)      (4,089)       (5,055)        (6,265)         (11,852)         (8,784)        (3,127)           (191)
    ------       ------       -------         ------          -------         -------         ------           -----
    20,520       14,408        20,191         11,210           32,912          37,413         12,293             836
    ======       ======       =======         ======          =======         =======         ======           =====

    23,266       23,928        31,037         10,827           53,584          54,077         14,812             315
     6,070          876         1,086          8,308            1,889           2,598          2,077             624
    (7,028)      (6,954)       (8,086)        (4,243)         (15,129)        (12,891)        (4,119)           (196)
    ------       ------       -------         ------          -------         -------         ------           -----
    22,308       17,850        24,037         14,892           40,344          43,784         12,770             743
    ======       ======       =======         ======          =======         =======         ======           =====

    15,594       29,466        39,281          8,874           64,809          59,645         16,337              --
    12,508        1,879         3,278          5,473            5,372           6,961          1,972             341
    (4,836)      (7,417)      (11,522)        (3,520)         (16,597)        (12,529)        (3,497)            (26)
    ------       ------       -------         ------          -------         -------         ------           -----
    23,266       23,928        31,037         10,827           53,584          54,077         14,812             315
    ======       ======       =======         ======          =======         =======         ======           =====

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)



5.   CHANGES IN OUTSTANDING UNITS - (CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:

                                      FI         MET/PUTNAM       JENNISON      FI MID CAP
                                 INTERNATIONAL     VOYAGER         GROWTH      OPPORTUNITIES
                                  SUB-ACCOUNT  SUB-ACCOUNT (A) SUB-ACCOUNT (B)  SUB-ACCOUNT
                                 ------------- --------------- --------------- -------------
(IN THOUSANDS)
Outstanding at December 31, 2004     7,767          1,355              --          1,542
Activity During 2005:
  Issued........................       620             26           1,191            331
  Redeemed......................    (1,657)        (1,381)           (199)          (697)
                                    ------         ------           -----         ------
Outstanding at December 31, 2005     6,730             --             992          1,176
                                    ======         ======           =====         ======

Outstanding at December 31, 2003     9,735          2,222              --          1,244
Activity During 2004:
  Issued........................       599            155              --            918
  Redeemed......................    (2,567)        (1,022)             --           (620)
                                    ------         ------           -----         ------
Outstanding at December 31, 2004     7,767          1,355              --          1,542
                                    ======         ======           =====         ======

Outstanding at December 31, 2002    11,479          2,363              --          1,138
Activity During 2003:
  Issued........................     1,140          1,190              --            451
  Redeemed......................    (2,884)        (1,331)             --           (345)
                                    ------         ------           -----         ------
Outstanding at December 31, 2003     9,735          2,222              --          1,244
                                    ======         ======           =====         ======

Outstanding at December 31, 2001    12,484          2,569              --          1,630
Activity During 2002:
  Issued........................     1,941          1,533              --            518
  Redeemed......................    (2,946)        (1,739)             --         (1,010)
                                    ------         ------           -----         ------
Outstanding at December 31, 2002    11,479          2,363              --          1,138
                                    ======         ======           =====         ======

Outstanding at December 31, 2000    13,508             --              --             --
Activity During 2001:
  Issued........................     3,503          3,743              --          2,235
  Redeemed......................    (4,527)        (1,174)             --           (605)
                                    ------         ------           -----         ------
Outstanding at December 31, 2001    12,484          2,569              --          1,630
                                    ======         ======           =====         ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                                       LEHMAN BROTHERS
  RUSSELL     METLIFE   METLIFE MID CAP MORGAN STANLEY    AGGREGATE    NEUBERGER BERMAN FRANKLIN TEMPLETON    BLACKROCK
2000 INDEX  STOCK INDEX   STOCK INDEX     EAFE INDEX     BOND INDEX     MID CAP VALUE    SMALL CAP GROWTH  INVESTMENT TRUST
SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
----------- ----------- --------------- -------------- --------------- ---------------- ------------------ ----------------
   3,134       8,622         2,718          1,827           3,913            3,118            1,732               66
     399         644           319            533             372            1,117              250               14
    (853)     (2,274)         (920)          (415)         (1,329)            (725)            (444)              (9)
  ------      ------         -----          -----          ------           ------            -----              ---
   2,680       6,992         2,117          1,945           2,956            3,510            1,538               71
  ======      ======         =====          =====          ======           ======            =====              ===

   3,305      10,521         2,541          1,685           4,518            1,765            1,929               81
     966         637           663            473             982            1,831              597                9
  (1,137)     (2,536)         (486)          (331)         (1,587)            (478)            (794)             (24)
  ------      ------         -----          -----          ------           ------            -----              ---
   3,134       8,622         2,718          1,827           3,913            3,118            1,732               66
  ======      ======         =====          =====          ======           ======            =====              ===

   1,956      12,040         2,232          1,350           5,544            2,012            1,263               40
   2,569       1,184           970            734           2,558              846            1,129               57
  (1,220)     (2,703)         (661)          (399)         (3,584)          (1,093)            (463)             (16)
  ------      ------         -----          -----          ------           ------            -----              ---
   3,305      10,521         2,541          1,685           4,518            1,765            1,929               81
  ======      ======         =====          =====          ======           ======            =====              ===

   1,046      14,345         1,449            642           2,019              245              609               32
   1,727       1,802         1,628            931           4,708            2,153            1,337               52
    (817)     (4,107)         (845)          (223)         (1,183)            (386)            (683)             (44)
  ------      ------         -----          -----          ------           ------            -----              ---
   1,956      12,040         2,232          1,350           5,544            2,012            1,263               40
  ======      ======         =====          =====          ======           ======            =====              ===

      --          --            --             --              --               --               --               --
   1,187      17,649         1,764            731           2,434              378              670               33
    (141)     (3,304)         (315)           (89)           (415)            (133)             (61)              (1)
  ------      ------         -----          -----          ------           ------            -----              ---
   1,046      14,345         1,449            642           2,019              245              609               32
  ======      ======         =====          =====          ======           ======            =====              ===

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS - (CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:

                                    BLACKROCK    HARRIS OAKMARK     BLACKROCK     T. ROWE PRICE
                                 LARGE CAP VALUE LARGE CAP VALUE STRATEGIC VALUE LARGE CAP GROWTH
                                   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------- --------------- --------------- ----------------
(IN THOUSANDS)
Outstanding at December 31, 2004       814            2,328          12,251             16
Activity During 2005:
  Issued........................       223              428             907             74
  Redeemed......................      (309)            (814)         (3,612)            (9)
                                      ----           ------          ------            ---
Outstanding at December 31, 2005       728            1,942           9,546             81
                                      ====           ======          ======            ===

Outstanding at December 31, 2003       375            2,138          13,143             --
Activity During 2004:
  Issued........................       519            1,381           2,117             26
  Redeemed......................       (80)          (1,191)         (3,009)           (10)
                                      ----           ------          ------            ---
Outstanding at December 31, 2004       814            2,328          12,251             16
                                      ====           ======          ======            ===

Outstanding at December 31, 2002        74              793          13,358             --
Activity During 2003:
  Issued........................       459            1,896           3,099             --
  Redeemed......................      (158)            (551)         (3,314)            --
                                      ----           ------          ------            ---
Outstanding at December 31, 2003       375            2,138          13,143             --
                                      ====           ======          ======            ===

Outstanding at December 31, 2001        --               --          11,265             --
Activity During 2002:
  Issued........................       100            1,021           8,328             --
  Redeemed......................       (26)            (228)         (6,235)            --
                                      ----           ------          ------            ---
Outstanding at December 31, 2002        74              793          13,358             --
                                      ====           ======          ======            ===

Outstanding at December 31, 2000        --               --              --             --
Activity During 2001:
  Issued........................        --               --          13,580             --
  Redeemed......................        --               --          (2,315)            --
                                      ----           ------          ------            ---
Outstanding at December 31, 2001        --               --          11,265             --
                                      ====           ======          ======            ===

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                                                           METLIFE                         METLIFE
                                                           METLIFE     CONSERVATIVE TO     METLIFE       MODERATE TO
 T. ROWE PRICE    OPPENHEIMER   BLACKROCK   BLACKROCK   CONSERVATIVE      MODERATE        MODERATE       AGGRESSIVE
SMALL CAP GROWTH GLOBAL EQUITY AGGRESSIVE  DIVERSIFIED   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION
  SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
---------------- ------------- ----------- ----------- --------------- --------------- --------------- ---------------
        2              7            2           3            --              --              --              --
        7             27            1           1             7               6              56              36
       (2)            (7)          (1)         (3)           (3)             (4)             (1)             --
       --             --           --          --            --              --              --              --
        7             27            2           1             4               2              55              36
       ==             ==           ==          ==            ==              ==              ==              ==

       --             --           --          --            --              --              --              --
        4              8            2           3            --              --              --              --
       (2)            (1)          --          --            --              --              --              --
       --             --           --          --            --              --              --              --
        2              7            2           3            --              --              --              --
       ==             ==           ==          ==            ==              ==              ==              ==

       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       ==             ==           ==          ==            ==              ==              ==              ==

       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       ==             ==           ==          ==            ==              ==              ==              ==

       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       --             --           --          --            --              --              --              --
       ==             ==           ==          ==            ==              ==              ==              ==

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


5. CHANGES IN OUTSTANDING UNITS - (CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:

                                     METLIFE
                                   AGGRESSIVE         VIP          VIP      LORD ABBETT
                                   ALLOCATION    EQUITY-INCOME  OVERSEAS   BOND DEBENTURE
                                 SUB-ACCOUNT (B)  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                 --------------- ------------- ----------- --------------
(IN THOUSANDS)
Outstanding at December 31, 2004       --           14,158        14,584       2,035
Activity During 2005:
  Issued........................        8              665           530         331
  Redeemed......................       (2)          (3,241)       (3,225)       (663)
                                       --           ------       -------       -----
Outstanding at December 31, 2005        6           11,582        11,889       1,703
                                       ==           ======       =======       =====

Outstanding at December 31, 2003       --           16,985        17,746       1,755
Activity During 2004:
  Issued........................       --              749           987       1,084
  Redeemed......................       --           (3,576)       (4,149)       (804)
                                       --           ------       -------       -----
Outstanding at December 31, 2004       --           14,158        14,584       2,035
                                       ==           ======       =======       =====

Outstanding at December 31, 2002       --           19,948        21,188         841
Activity During 2003:
  Issued........................       --              808         2,787       1,785
  Redeemed......................       --           (3,771)       (6,229)       (871)
                                       --           ------       -------       -----
Outstanding at December 31, 2003       --           16,985        17,746       1,755
                                       ==           ======       =======       =====

Outstanding at December 31, 2001       --           24,545        26,664         200
Activity During 2002:
  Issued........................       --              808         6,269         944
  Redeemed......................       --           (5,405)      (11,745)       (303)
                                       --           ------       -------       -----
Outstanding at December 31, 2002       --           19,948        21,188         841
                                       ==           ======       =======       =====

Outstanding at December 31, 2000       --           28,618        33,831          --
Activity During 2001:
  Issued........................       --            1,673         6,640         210
  Redeemed......................       --           (5,746)      (13,807)        (10)
                                       --           ------       -------       -----
Outstanding at December 31, 2001       --           24,545        26,664         200
                                       ==           ======       =======       =====

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                        T. ROWE PRICE      MFS                    MET/AIM      HARRIS        JANUS
PIMCO TOTAL RCM GLOBAL     MID-CAP      RESEARCH      LAZARD     SMALL CAP     OAKMARK    AGGRESSIVE
  RETURN    TECHNOLOGY     GROWTH     INTERNATIONAL   MID-CAP     GROWTH    INTERNATIONAL   GROWTH
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
----------- ----------- ------------- ------------- ----------- ----------- ------------- -----------
  10,376       1,484        4,662         1,476         753          804        2,172         501
   2,749         235        1,169           639          89          113        1,921         256
  (3,203)       (655)      (1,571)         (577)       (118)        (241)        (487)       (156)
  ------      ------       ------         -----        ----        -----        -----        ----
   9,922       1,064        4,260         1,538         724          676        3,606         601
  ======      ======       ======         =====        ====        =====        =====        ====

  12,018       1,825        3,619           947         751        1,323          955         581
   2,970         787        1,692           736         216          127        1,550          95
  (4,612)     (1,128)        (649)         (207)       (214)        (646)        (333)       (175)
  ------      ------       ------         -----        ----        -----        -----        ----
  10,376       1,484        4,662         1,476         753          804        2,172         501
  ======      ======       ======         =====        ====        =====        =====        ====

  12,468         314        1,946           482         418          557            9         566
   6,181       2,341        2,430           729         739          995          984         843
  (6,631)       (830)        (757)         (264)       (406)        (229)         (38)       (828)
  ------      ------       ------         -----        ----        -----        -----        ----
  12,018       1,825        3,619           947         751        1,323          955         581
  ======      ======       ======         =====        ====        =====        =====        ====

   1,888         176          823           262          --           --           --         345
  13,294       1,093        1,675           335         544          616           19         413
  (2,714)       (955)        (552)         (115)       (126)         (59)         (10)       (192)
  ------      ------       ------         -----        ----        -----        -----        ----
  12,468         314        1,946           482         418          557            9         566
  ======      ======       ======         =====        ====        =====        =====        ====

      --          --           --            --          --           --           --          --
   2,235         253          849           265          --           --           --         395
    (347)        (77)         (26)           (3)         --           --           --         (50)
  ------      ------       ------         -----        ----        -----        -----        ----
   1,888         176          823           262          --           --           --         345
  ======      ======       ======         =====        ====        =====        =====        ====

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS - (CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:

                                                                                                     AMERICAN FUNDS
                                 NEUBERGER BERMAN     OPPENHEIMER      AMERICAN FUNDS AMERICAN FUNDS  GLOBAL SMALL
                                   REAL ESTATE    CAPITAL APPRECIATION     GROWTH     GROWTH-INCOME  CAPITALIZATION
                                   SUB-ACCOUNT      SUB-ACCOUNT (B)     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 ---------------- -------------------- -------------- -------------- --------------
(IN THOUSANDS)
Outstanding at December 31, 2004       124                 --              1,592          1,506          2,043
Activity During 2005:
  Issued........................       110                 15                269            237            824
  Redeemed......................       (55)                --               (365)          (344)          (492)
                                       ---                 --              -----          -----          -----
Outstanding at December 31, 2005       179                 15              1,496          1,399          2,375
                                       ===                 ==              =====          =====          =====

Outstanding at December 31, 2003        --                 --              1,555          1,465          1,444
Activity During 2004:
  Issued........................       131                 --                420            401            951
  Redeemed......................        (7)                --               (383)          (360)          (352)
                                       ---                 --              -----          -----          -----
Outstanding at December 31, 2004       124                 --              1,592          1,506          2,043
                                       ===                 ==              =====          =====          =====

Outstanding at December 31, 2002        --                 --                986            999          1,031
Activity During 2003:
  Issued........................        --                 --                842            710            739
  Redeemed......................        --                 --               (273)          (244)          (326)
                                       ---                 --              -----          -----          -----
Outstanding at December 31, 2003        --                 --              1,555          1,465          1,444
                                       ===                 ==              =====          =====          =====

Outstanding at December 31, 2001        --                 --                262            315            285
Activity During 2002:
  Issued........................        --                 --                863            840          1,029
  Redeemed......................        --                 --               (139)          (156)          (283)
                                       ---                 --              -----          -----          -----
Outstanding at December 31, 2002        --                 --                986            999          1,031
                                       ===                 ==              =====          =====          =====

Outstanding at December 31, 2000        --                 --                 --             --             --
Activity During 2001:
  Issued........................        --                 --                289            397            300
  Redeemed......................        --                 --                (27)           (82)           (15)
                                       ---                 --              -----          -----          -----
Outstanding at December 31, 2001        --                 --                262            315            285
                                       ===                 ==              =====          =====          =====

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6. UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2005, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                                    BLACKROCK   BLACKROCK        MFS
                                                     ZENITH EQUITY BOND INCOME MONEY MARKET  TOTAL RETURN
                                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                                     ------------- ----------- ------------ ---------------
2005
Units (In Thousands)................................     10,183       11,756      11,692             11,995
Unit Fair Value, Lowest to Highest (1)..............     $22.89        $4.83       $2.37    $4.33 to $42.14
Net Assets (In Thousands)...........................   $233,110      $56,734     $27,695            $63,051
Investment Income Ratio to Average Net Assets (2)...      0.91%        5.27%       2.93%              2.87%
Expenses as a Percent of Average Net Assets (3).....      1.35%        1.35%       1.35%              1.35%
Total Return, Lowest to Highest (4).................         9%           1%          2%                 2%
2004
Units (In Thousands)................................     12,226       14,315      13,750             14,299
Unit Fair Value, Lowest to Highest (1)..............     $21.06        $4.78       $2.33    $4.25 to $41.49
Net Assets (In Thousands)...........................   $257,534      $68,371     $32,084            $73,428
Investment Income Ratio to Average Net Assets (2)...      0.45%        5.91%       0.93%              3.21%
Expenses as a Percent of Average Net Assets (3).....      1.35%        1.35%       1.35%              1.35%
Total Return, Lowest to Highest (4).................        10%           3%       -0.4%          9% to 10%
2003
Units (In Thousands)................................     14,662       17,599      19,054             15,689
Unit Fair Value, Lowest to Highest (1)..............     $19.24        $4.64       $2.34              $3.87
Net Assets (In Thousands)...........................   $282,028      $81,584     $44,625            $60,791
Investment Income Ratio to Average Net Assets (2)...      0.27%        3.35%       0.83%              1.42%
Expenses as a Percent of Average Net Assets (3).....      1.35%        1.35%       1.35%              1.35%
Total Return, Lowest to Highest (4).................        30%           4%         -1%                15%
2002
Units (In Thousands)................................     17,578       21,966      29,978             19,131
Unit Fair Value, Lowest to Highest (1)..............     $14.83        $4.44       $2.35              $3.36
Net Assets (In Thousands)...........................   $260,719      $97,506     $70,595            $64,214
Investment Income Ratio to Average Net Assets (2)...      0.37%        4.90%       1.43%             12.33%
Expenses as a Percent of Average Net Assets (3).....      1.35%        1.35%       1.35%              1.35%
Total Return, Lowest to Highest (4).................       -23%           7%          0%                -7%
2001
Units (In Thousands)................................     22,566       25,108      29,851             24,501
Unit Fair Value, Lowest to Highest (1)..............     $19.26        $4.15       $2.36              $3.60
Net Assets (In Thousands)...........................   $435,031     $104,128     $70,557            $88,083
Investment Income Ratio to Average Net Assets (2)...       1.5%         8.3%        3.8%              21.2%
Expenses as a Percent of Average Net Assets (3).....      1.35%        1.35%       1.35%              1.35%
Total Return, Lowest to Highest (4).................       -17%         7.0%          3%                -5%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                                             BLACKROCK                   SALOMON BROTHERS
HARRIS OAKMARK  FI VALUE   LOOMIS SAYLES SALOMON BROTHERS LEGACY LARGE CAP     DAVIS      STRATEGIC BOND
FOCUSED VALUE    LEADERS     SMALL CAP   U.S. GOVERNMENT       GROWTH      VENTURE VALUE  OPPORTUNITIES
 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
 -----------   ----------- ------------- ---------------- ---------------- ------------- ----------------
    15,082         9,990       14,142          6,503            20,859         27,115          9,876
     $3.70         $2.93        $2.88          $1.63             $2.76          $3.45          $2.06
   $55,842       $29,221      $40,693        $10,598           $57,516        $93,428        $20,376
     1.09%         1.14%        1.22%          3.47%             0.41%          0.69%          5.17%
     1.35%         1.35%        1.35%          1.35%             1.35%          1.35%          1.35%
        9%            9%           6%           0.4%                6%             9%             1%
    17,850        11,961       17,031          8,280            26,138         31,718         10,937
     $3.41         $2.68        $2.73          $1.62             $2.61          $3.17          $2.03
   $60,907       $32,035      $46,441        $13,446           $68,266       $100,429        $22,242
     1.09%         1.27%        0.00%          2.41%             0.00%          0.60%          3.03%
     1.35%         1.35%        1.35%          1.35%             1.35%          1.35%          1.35%
        8%           12%          15%           2.0%                7%            11%             5%
    20,520        14,408       20,191         11,210            32,912         37,413         12,293
     $3.15         $2.39        $2.38          $1.60             $2.43          $2.86          $1.93
   $64,558       $34,393      $47,962        $17,913           $80,071       $106,857        $23,767
     0.14%         0.73%        0.00%          1.90%             0.06%          0.37%          2.20%
     1.35%         1.35%        1.35%          1.35%             1.35%          1.35%          1.35%
       31%           25%          35%           0.3%               33%            29%            11%
    22,308        17,850       24,037         14,892            40,344         43,784         12,770
     $2.40         $1.91        $1.76          $1.59             $1.82          $2.21          $1.74
   $53,625       $34,028      $42,409        $23,723           $73,610        $96,854        $22,221
     0.22%         0.91%        0.11%          4.22%             0.00%          0.90%          7.15%
     1.35%         1.35%        1.35%          1.35%             1.35%          1.35%          1.35%
      -10%          -21%         -23%             6%              -34%           -17%             8%
    23,266        23,928       31,037         10,827            53,584         54,077         14,812
     $2.67         $2.40        $2.28          $1.50             $2.77          $2.68          $1.61
   $62,348       $57,421      $70,864        $16,195          $148,503       $145,044        $23,845
      0.5%          0.9%         7.3%           6.4%              6.2%          10.8%           8.2%
     1.35%         1.35%        1.35%          1.35%             1.35%          1.35%          1.35%
       26%          -15%         -10%             5%              -13%           -12%             5%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.  UNIT VALUES - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2005, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                     MFS INVESTORS FI INTERNATIONAL   MET/PUTNAM       JENNISON
                                                         TRUST          STOCK           VOYAGER         GROWTH
                                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A) SUB-ACCOUNT (B)
                                                     ------------- ---------------- --------------- ---------------
2005
Units (In Thousands)................................       861           6,730              --             992
Unit Fair Value, Lowest to Highest (1)..............     $0.92           $1.63             $--           $0.50
Net Assets (In Thousands)...........................      $789         $10,995             $--            $491
Investment Income Ratio to Average Net Assets (2)...     0.55%           0.62%           0.43%           0.00%
Expenses as a Percent of Average Net Assets (3).....     1.35%           1.35%           1.35%           1.35%
Total Return, Lowest to Highest (4).................        6%             16%             -8%             20%
2004
Units (In Thousands)................................     1,324           7,767           1,355              --
Unit Fair Value, Lowest to Highest (1)..............     $0.87           $1.40           $0.45             $--
Net Assets (In Thousands)...........................    $1,146         $10,899            $604             $--
Investment Income Ratio to Average Net Assets (2)...     0.41%           1.32%           0.13%              --
Expenses as a Percent of Average Net Assets (3).....     1.35%           1.35%           1.35%              --
Total Return, Lowest to Highest (4).................       10%             17%              4%              --
2003
Units (In Thousands)................................       836           9,735           2,222              --
Unit Fair Value, Lowest to Highest (1)..............     $0.79           $1.20           $0.43             $--
Net Assets (In Thousands)...........................      $659         $11,715            $956             $--
Investment Income Ratio to Average Net Assets (2)...     0.27%           0.69%           0.00%              --
Expenses as a Percent of Average Net Assets (3).....     1.35%           1.35%           1.35%              --
Total Return, Lowest to Highest (4).................       20%             26%             24%              --
2002
Units (In Thousands)................................       743          11,479           2,363              --
Unit Fair Value, Lowest to Highest (1)..............     $0.66           $0.95           $0.35             $--
Net Assets (In Thousands)...........................      $487         $10,935            $818             $--
Investment Income Ratio to Average Net Assets (2)...     0.46%           0.92%           0.00%              --
Expenses as a Percent of Average Net Assets (3).....     1.35%           1.35%           1.35%              --
Total Return, Lowest to Highest (4).................      -20%            -19%            -28%              --
2001
Units (In Thousands)................................       315          12,484           2,569              --
Unit Fair Value, Lowest to Highest (1)..............     $0.83           $1.17           $0.49             $--
Net Assets (In Thousands)...........................      $259         $14,495          $1,223             $--
Investment Income Ratio to Average Net Assets (2)...      0.0%            3.7%            0.0%              --
Expenses as a Percent of Average Net Assets (3).....     1.35%           1.35%           1.35%              --
Total Return, Lowest to Highest (4).................       -9%            -22%            -37%              --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

     FI                                  METLIFE MID                LEHMAN BROTHERS  NEUBERGER
   MID CAP      RUSSELL      METLIFE      CAP STOCK  MORGAN STANLEY AGGREGATE BOND  BERMAN MID
OPPORTUNITIES 2000 INDEX   STOCK INDEX      INDEX      EAFE INDEX        INDEX       CAP VALUE
 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
------------- ----------- -------------- ----------- -------------- --------------- -----------
    1,176        2,680             6,992    2,117         1,945          2,956         3,510
    $1.74        $1.59    $3.81 to $4.02    $1.45         $1.24          $1.29         $2.40
   $2,050       $4,267           $27,951   $3,060        $2,417         $3,806        $8,419
    0.00%        4.47%             1.58%    5.09%         1.38%          3.53%         8.49%
    1.35%        1.35%             1.35%    1.35%         1.35%          1.35%         1.35%
       5%           3%                3%      11%           11%           0.5%           10%
    1,542        3,134             8,622    2,718         1,827          3,913         3,118
    $1.66        $1.55    $3.70 to $3.89    $1.31         $1.12          $1.28         $2.17
   $2,553       $4,848           $33,395   $3,555        $2,039         $5,015        $6,771
    0.37%        0.34%             0.88%    0.55%         0.53%          3.01%         2.24%
    1.35%        1.35%             1.35%    1.35%         1.35%          1.35%         1.35%
      15%          16%                9%      14%            7%             2%           21%
    1,244        3,305            10,521    2,541         1,685          4,518         1,765
    $1.44        $1.34    $3.40 to $3.57    $1.15         $0.95          $1.25         $1.79
   $1,788       $4,415           $37,408   $2,912        $1,597         $5,651        $3,168
    0.00%        0.39%             1.70%    0.32%         1.41%          7.09%         0.19%
    1.35%        1.35%             1.35%    1.35%         1.35%          1.35%         1.35%
      32%          44%        26% to 27%      33%           35%             2%           34%
    1,138        1,956            12,040    2,232         1,350          5,544         2,012
    $1.08        $0.93    $2.70 to $2.82    $0.86         $0.70          $1.23         $1.34
   $1,235       $1,818           $33,898   $1,924          $946         $6,799        $2,688
    0.00%        0.61%             1.71%    0.33%         0.40%          1.64%         0.15%
    1.35%        1.35%             1.35%    1.35%         1.35%          1.35%         1.35%
     -27%         -22%      -24% to -23%     -18%          -18%             8%          -10%
    1,630        1,046            14,345    1,449           642          2,019           245
    $1.49        $1.19             $3.67    $1.03         $0.85          $1.13         $1.50
   $2,424       $1,248           $52,580   $1,523          $545         $2,295          $366
     0.0%         0.2%              3.7%     0.3%          0.3%           0.6%          0.0%
    1.35%        1.35%             1.35%    1.35%         1.35%          1.35%         1.35%
     -43%          -1%              -28%       1%          -23%             5%           -3%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.  UNIT VALUE - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2005, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                     FRANKLIN TEMPLETON    BLACKROCK        BLACKROCK    HARRIS OAKMARK
                                                      SMALL CAP GROWTH  INVESTMENT TRUST LARGE CAP VALUE LARGE CAP VALUE
                                                        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                     ------------------ ---------------- --------------- ---------------
2005
Units (In Thousands)................................        1,538               71              728           1,942
Unit Fair Value, Lowest to Highest (1)..............        $1.01            $6.77            $1.23           $1.28
Net Assets (In Thousands)...........................       $1,548             $483             $899          $2,493
Investment Income Ratio to Average Net Assets (2)...        3.59%            0.85%            2.12%           0.57%
Expenses as a Percent of Average Net Assets (3).....        1.35%            1.35%            1.35%           1.35%
Total Return, Lowest to Highest (4).................           3%               2%               4%             -3%
2004
Units (In Thousands)................................        1,732               66              814           2,328
Unit Fair Value, Lowest to Highest (1)..............        $0.98            $6.64            $1.18           $1.32
Net Assets (In Thousands)...........................       $1,692             $440             $964          $3,076
Investment Income Ratio to Average Net Assets (2)...        0.00%            0.60%            0.00%           0.45%
Expenses as a Percent of Average Net Assets (3).....        1.35%            1.35%            1.35%           1.35%
Total Return, Lowest to Highest (4).................          10%               9%              12%             10%
2003
Units (In Thousands)................................        1,929               81              375           2,138
Unit Fair Value, Lowest to Highest (1)..............        $0.89            $6.08            $1.06           $1.20
Net Assets (In Thousands)...........................       $1,719             $492             $397          $2,573
Investment Income Ratio to Average Net Assets (2)...        0.00%            0.68%            1.46%           0.00%
Expenses as a Percent of Average Net Assets (3).....        1.35%            1.35%            1.35%           1.35%
Total Return, Lowest to Highest (4).................          43%              28%              34%             24%
2002
Units (In Thousands)................................        1,263               40               74             793
Unit Fair Value, Lowest to Highest (1)..............        $0.62            $4.75            $0.79           $0.97
Net Assets (In Thousands)...........................         $789             $190              $59            $772
Investment Income Ratio to Average Net Assets (2)...        0.00%            0.55%            0.99%           1.21%
Expenses as a Percent of Average Net Assets (3).....        1.35%            1.35%            1.35%           1.35%
Total Return, Lowest to Highest (4).................         -28%             -27%             -21%            -18%
2001
Units (In Thousands)................................          609               32               --              --
Unit Fair Value, Lowest to Highest (1)..............        $0.88            $6.53              $--             $--
Net Assets (In Thousands)...........................         $529             $206              $--             $--
Investment Income Ratio to Average Net Assets (2)...         0.0%             0.0%               --              --
Expenses as a Percent of Average Net Assets (3).....        1.35%            1.35%               --              --
Total Return, Lowest to Highest (4).................         -13%             -13%               --              --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

   BLACKROCK     T. ROWE PRICE    T. ROWE PRICE    OPPENHEIMER   BLACKROCK   BLACKROCK  METLIFE CONSERVATIVE
STRATEGIC VALUE LARGE CAP GROWTH SMALL CAP GROWTH GLOBAL EQUITY AGGRESSIVE  DIVERSIFIED      ALLOCATION
  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT (B)
--------------- ---------------- ---------------- ------------- ----------- ----------- --------------------
      9,546              81                7             27            2           1                4
      $1.88          $12.73           $14.48         $16.90       $40.89      $39.03           $10.30
    $17,981          $1,037             $104           $453          $91         $33              $43
      6.55%           0.33%            0.00%          0.35%        0.00%       1.69%            0.71%
      1.35%           1.35%            1.35%          1.35%        1.35%       1.35%            1.35%
         3%              5%               9%            14%           9%          1%               3%
     12,251              16                2              7            2           3               --
      $1.83          $12.14           $13.25         $14.77       $37.53      $38.47              $--
    $22,457            $194              $26           $109          $72        $118              $--
      0.00%              --               --             --           --          --               --
      1.35%           1.35%            1.35%          1.35%        1.35%       1.35%               --
        14%              3%            -0.4%            15%          11%          8%               --
     13,143              --               --             --           --          --               --
      $1.61             $--              $--            $--          $--         $--              $--
    $21,170             $--              $--            $--          $--         $--              $--
      0.00%              --               --             --           --          --               --
      1.35%              --               --             --           --          --               --
        48%              --               --             --           --          --               --
     13,358              --               --             --           --          --               --
      $1.09             $--              $--            $--          $--         $--              $--
    $14,527             $--              $--            $--          $--         $--              $--
      0.64%              --               --             --           --          --               --
      1.35%              --               --             --           --          --               --
       -23%              --               --             --           --          --               --
     11,265              --               --             --           --          --               --
      $1.40             $--              $--            $--          $--         $--              $--
    $15,846             $--              $--            $--          $--         $--              $--
       0.4%              --               --             --           --          --               --
      1.35%              --               --             --           --          --               --
        14%              --               --             --           --          --               --

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.   UNIT VALUES - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2005, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                         METLIFE                         METLIFE
                                                      CONSERVATIVE       METLIFE       MODERATE TO       METLIFE
                                                       TO MODERATE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                       ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION
                                                     SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
                                                     --------------- --------------- --------------- ---------------
2005
Units (In Thousands)................................          2              55              36               6
Unit Fair Value, Lowest to Highest (1)..............     $10.52          $10.75          $10.98          $11.15
Net Assets (In Thousands)...........................        $23            $592            $400             $66
Investment Income Ratio to Average Net Assets (2)...      0.70%           0.74%           0.51%           1.17%
Expenses as a Percent of Average Net Assets (3).....      1.35%           1.35%           1.35%           1.35%
Total Return, Lowest to Highest (4).................         5%              8%             10%             12%
2004
Units (In Thousands)................................         --              --              --              --
Unit Fair Value, Lowest to Highest (1)..............        $--             $--             $--             $--
Net Assets (In Thousands)...........................        $--             $--             $--             $--
Investment Income Ratio to Average Net Assets (2)...         --              --              --              --
Expenses as a Percent of Average Net Assets (3).....         --              --              --              --
Total Return, Lowest to Highest (4).................         --              --              --              --
2003
Units (In Thousands)................................         --              --              --              --
Unit Fair Value, Lowest to Highest (1)..............        $--             $--             $--             $--
Net Assets (In Thousands)...........................        $--             $--             $--             $--
Investment Income Ratio to Average Net Assets (2)...         --              --              --              --
Expenses as a Percent of Average Net Assets (3).....         --              --              --              --
Total Return, Lowest to Highest (4).................         --              --              --              --
2002
Units (In Thousands)................................         --              --              --              --
Unit Fair Value, Lowest to Highest (1)..............        $--             $--             $--             $--
Net Assets (In Thousands)...........................        $--             $--             $--             $--
Investment Income Ratio to Average Net Assets (2)...         --              --              --              --
Expenses as a Percent of Average Net Assets (3).....         --              --              --              --
Total Return, Lowest to Highest (4).................         --              --              --              --
2001
Units (In Thousands)................................         --              --              --              --
Unit Fair Value, Lowest to Highest (1)..............        $--             $--             $--             $--
Net Assets (In Thousands)...........................        $--             $--             $--             $--
Investment Income Ratio to Average Net Assets (2)...         --              --              --              --
Expenses as a Percent of Average Net Assets (3).....         --              --              --              --
Total Return, Lowest to Highest (4).................         --              --              --              --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

     VIP          VIP      LORD ABBETT      PIMCO            RCM        T. ROWE PRICE  MFS RESEARCH
EQUITY-INCOME  OVERSEAS   BOND DEBENTURE TOTAL RETURN GLOBAL TECHNOLOTY MID-CAP GROWTH INTERNATIONAL
 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
------------- ----------- -------------- ------------ ----------------- -------------- -------------
    11,582       11,889        1,703         9,922          1,064            4,260         1,538
     $5.61        $2.91        $1.69         $1.22          $0.48            $0.81         $1.30
   $64,938      $34,614       $2,885       $12,127           $507           $3,435        $2,004
     5.38%        1.16%        3.85%         0.64%          0.60%            2.18%         5.35%
     1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
        4%          17%         0.1%            1%            10%              13%           15%
    14,158       14,584        2,035        10,376          1,484            4,662         1,476
     $5.37        $2.48        $1.69         $1.21          $0.43            $0.71         $1.13
   $76,002      $36,148       $3,442       $12,571           $645           $3,324        $1,675
     1.97%        1.18%        3.48%         6.11%          0.06%            0.00%         0.28%
     1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
       10%          12%           7%            4%            -6%              16%           18%
    16,985       17,746        1,755        12,018          1,825            3,619           947
     $4.88        $2.21        $1.59         $1.17          $0.46            $0.61         $0.96
   $82,868      $39,234       $2,781       $14,059           $841           $2,220          $911
     1.80%        0.82%        2.25%         2.04%          0.00%            0.00%         0.74%
     1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
       29%          41%          18%            3%            55%              35%           30%
    19,948       21,188          841        12,468            314            1,946           482
     $3.79        $1.56        $1.35         $1.14          $0.30            $0.46         $0.74
   $75,687      $33,118       $1,134       $14,174            $93             $885          $355
     4.41%        0.87%        6.21%         0.00%          0.00%            0.68%         0.14%
     1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
      -18%         -21%          -3%            7%           -51%             -45%          -13%
    24,545       26,664          200         1,888            176              823           262
     $4.63        $1.99        $1.38         $1.05          $0.61            $0.82         $0.85
  $113,591      $53,094         $277        $1,998           $105             $674          $223
      6.9%        14.6%         2.4%          2.3%           0.0%             0.0%          0.0%
     1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
       -6%         -22%           0%            6%           -27%             -16%          -12%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.  UNIT VALUES - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2005, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                       LAZARD        MET/AIM      HARRIS OAKMARK       JANUS
                                                       MID-CAP   SMALL CAP GROWTH INTERNATIONAL  AGGRESSIVE GROWTH
                                                     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------- ---------------- -------------- -----------------
2005
Units (In Thousands)................................      724            676           3,606             601
Unit Fair Value, Lowest to Highest (1)..............    $1.45          $1.30           $1.58           $0.81
Net Assets (In Thousands)...........................   $1,048           $881          $5,708            $488
Investment Income Ratio to Average Net Assets (2)...   10.87%          1.96%           1.61%           0.12%
Expenses as a Percent of Average Net Assets (3).....    1.35%          1.35%           1.35%           1.35%
Total Return, Lowest to Highest (4).................       7%             7%             13%             12%
2004
Units (In Thousands)................................      753            804           2,172             501
Unit Fair Value, Lowest to Highest (1)..............    $1.36          $1.22           $1.40           $0.73
Net Assets (In Thousands)...........................   $1,023           $981          $3,050            $363
Investment Income Ratio to Average Net Assets (2)...    0.00%          0.00%           0.02%           0.00%
Expenses as a Percent of Average Net Assets (3).....    1.35%          1.35%           1.35%           1.35%
Total Return, Lowest to Highest (4).................      13%             5%             19%              7%
2003
Units (In Thousands)................................      751          1,323             955             581
Unit Fair Value, Lowest to Highest (1)..............    $1.20          $1.16           $1.18           $0.68
Net Assets (In Thousands)...........................     $904         $1,536          $1,126            $394
Investment Income Ratio to Average Net Assets (2)...    1.08%          0.00%           2.17%           0.00%
Expenses as a Percent of Average Net Assets (3).....    1.35%          1.35%           1.35%           1.35%
Total Return, Lowest to Highest (4).................      24%            37%             33%             28%
2002
Units (In Thousands)................................      418            557               9             566
Unit Fair Value, Lowest to Highest (1)..............    $0.97          $0.85           $0.88           $0.53
Net Assets (In Thousands)...........................     $407           $472              $8            $300
Investment Income Ratio to Average Net Assets (2)...    0.16%          0.00%           0.28%           0.00%
Expenses as a Percent of Average Net Assets (3).....    1.35%          1.35%           1.35%           1.35%
Total Return, Lowest to Highest (4).................     -15%           -24%            -17%            -32%
2001
Units (In Thousands)................................       --             --              --             345
Unit Fair Value, Lowest to Highest (1)..............      $--            $--             $--           $0.77
Net Assets (In Thousands)...........................      $--            $--             $--            $264
Investment Income Ratio to Average Net Assets (2)...       --             --              --            0.0%
Expenses as a Percent of Average Net Assets (3).....       --             --              --           1.35%
Total Return, Lowest to Highest (4).................       --             --              --            -23%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

NEUBERGER BERMAN     OPPENHEIMER      AMERICAN FUNDS AMERICAN FUNDS       AMERICAN FUNDS
  REAL ESTATE    CAPITAL APPRECIATION     GROWTH     GROWTH-INCOME  GLOBAL SMALL CAPITALIZATION
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT           SUB-ACCOUNT
---------------- -------------------- -------------- -------------- ---------------------------
        179                 15             1,496          1,399                2,375
     $14.35             $10.89            $14.04          $9.76                $2.38
     $2,575               $167           $21,002        $13,656               $5,644
      0.15%              1.90%             0.67%          1.69%                0.96%
      1.35%              1.35%             1.60%          1.60%                1.60%
        12%                 9%               14%             4%                  23%
        124                 --             1,592          1,506                2,043
     $12.84                $--            $12.28          $9.37                $1.93
     $1,595                $--           $19,549        $14,119               $3,935
     0.0745                 --             0.17%          0.88%                0.00%
      1.35%                 --             1.60%          1.60%                1.60%
        28%                 --               11%             9%                  19%
         --                 --             1,555          1,465                1,444
        $--                $--            $11.09          $8.63                $1.62
        $--                $--           $17,238        $12,640               $2,339
         --                 --             0.13%          1.13%                0.43%
         --                 --             1.60%          1.60%                1.60%
         --                 --               35%            30%                  51%
         --                 --               986            999                1,031
        $--                $--             $8.24          $6.62                $1.07
        $--                $--            $8,124         $6,616               $1,105
         --                 --             0.05%          1.49%                1.06%
         --                 --             1.60%          1.60%                1.60%
         --                 --              -26%           -20%                 -20%
         --                 --               262            315                  285
        $--                $--            $11.08          $8.24                $1.35
        $--                $--            $2,921         $2,601                 $384
         --                 --              3.3%           1.1%                 1.3%
         --                 --             1.60%          1.60%                1.60%
         --                 --              -14%            -3%                  -9%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)



7.  PORTFOLIO MERGERS, CHANGE OF PORTFOLIO NAME AND SHARE SUBSTITUTIONS

Effective December 19, 2005, MET/AIM Mid Cap core Portfolio of the Met Investors Fund changed its name to Lazard Mid-Cap Portfolio.

Effective May 1, 2005, the Met/Putnam Voyager Portfolio of the Metropolitan Fund merged with Jennison Growth Portfolio of the Metropolitan Fund.

Effective May 1, 2005, Oppenheimer Funds, Inc. became the sub-investment manager for the Scudder Global Equity Portfolio which changed its name to the Oppenheimer Global Equity Portfolio.

Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios previously managed by State Street Research & Management Company and changed their names to the following:

 Old Portfolio Name                     New Portfolio Name
 ------------------                     ------------------
 State Street Research Aurora Portfolio BlackRock Strategic Value Portfolio State Street Research Bond Income
   Portfolio                            BlackRock Bond Income Portfolio
 State Street Research Diversified
   Portfolio                            BlackRock Diversified Portfolio
 State Street Research Investment
   Trust Portfolio                      BlackRock Investment Trust Portfolio
 State Street Research Large Cap Value
   Portfolio                            BlackRock Large Cap Value Portfolio
 State Street Research Money Market
   Portfolio                            BlackRock Money Market Portfolio

Effective January 15, 2005, RCM Capital Management LLC became sub-manager for the PIMCO PEA Portfolio which changed its name to RCM Global Technology Portfolio.

Effective May 3, 2004, the FI Mid Cap Opportunities Portfolio, the MFS Research Managers Portfolio and the Balanced Portfolio of the Metropolitan Fund merged into the Janus Mid Cap Portfolio, the MFS Investors Trust Portfolio and the MFS Total Return Portfolio, respectively and the Janus Mid Cap Portfolio changed its name to the FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, the FI Structured Equity Portfolio and the PIMCO Innovation Portfolio changed their names to the FI Value Leaders Portfolio and the PIMCO PEA Innovation Portfolio, respectively.

Effective May 3, 2004, the Alger Equity Growth Sub-Account substituted all of its shares in the Alger Equity Growth Portfolio of the Metropolitan Fund for shares in the State Street Research Large Cap Growth Portfolio of the Metropolitan Fund and changed its name to the State Street Research Large Cap Growth Sub-Account.

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Report of Independent Registered Public Accounting Firm.....  F-1
Financial Statements at December 31, 2005 and 2004 and for
  the years ended December 31, 2005, 2004 and 2003:
  Consolidated Balance Sheets...............................  F-2
  Consolidated Statements of Income.........................  F-3
  Consolidated Statements of Stockholder's Equity...........  F-4
  Consolidated Statements of Cash Flows.....................  F-5
  Notes to Consolidated Financial Statements................  F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company
New York, New York:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

/s/ DELOITTE & TOUCHE LLP

New York, New York
April 17, 2006

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                2005       2004
                                                              --------   --------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $141,929 and $141,496, respectively)...  $147,897   $150,229
  Trading securities, at fair value (cost: $373 and $0,
    respectively)...........................................       373         --
  Equity securities available-for-sale, at fair value (cost:
    $1,989 and $1,646, respectively)........................     2,217      1,903
  Mortgage and consumer loans...............................    33,094     31,571
  Policy loans..............................................     8,412      8,256
  Real estate and real estate joint ventures
    held-for-investment.....................................     4,087      2,643
  Real estate held-for-sale.................................        --        678
  Other limited partnership interests.......................     3,256      2,891
  Short-term investments....................................       883      1,194
  Other invested assets.....................................     5,839      4,908
                                                              --------   --------
    Total investments.......................................   206,058    204,273
Cash and cash equivalents...................................     1,787      2,370
Accrued investment income...................................     2,030      2,006
Premiums and other receivables..............................     6,678      5,497
Deferred policy acquisition costs and value of business
  acquired..................................................    11,438     11,062
Assets of subsidiaries held-for-sale........................        --        410
Other assets................................................     6,183      5,863
Separate account assets.....................................    73,152     68,507
                                                              --------   --------
    Total assets............................................  $307,326   $299,988
                                                              ========   ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 94,372   $ 91,598
  Policyholder account balances.............................    72,793     68,357
  Other policyholder funds..................................     6,918      6,730
  Policyholder dividends payable............................       915        885
  Policyholder dividend obligation..........................     1,607      2,243
  Short-term debt...........................................       453      1,445
  Long-term debt............................................     2,961      2,050
  Shares subject to mandatory redemption....................       278        278
  Liabilities of subsidiaries held-for-sale.................        --        268
  Current income taxes payable..............................       444        709
  Deferred income taxes payable.............................     2,729      2,671
  Payables for collateral under securities loaned and other
    transactions............................................    21,009     25,230
  Other liabilities.........................................    11,228     10,025
  Separate account liabilities..............................    73,152     68,507
                                                              --------   --------
    Total liabilities.......................................   288,859    280,996
                                                              --------   --------
Stockholder's Equity:
Common stock, par value $0.01 per share; 1,000,000,000
  shares authorized; 494,466,664 shares issued and
  outstanding at December 31, 2005 and 2004.................         5          5
Additional paid-in capital..................................    13,808     13,827
Retained earnings...........................................     2,749      2,696
Accumulated other comprehensive income......................     1,905      2,464
                                                              --------   --------
  Total stockholder's equity................................    18,467     18,992
                                                              --------   --------
  Total liabilities and stockholder's equity................  $307,326   $299,988
                                                              ========   ========

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
REVENUES
Premiums....................................................  $19,256   $17,437   $18,099
Universal life and investment-type product policy fees......    1,948     2,009     1,920
Net investment income.......................................   11,750    10,818    10,267
Other revenues..............................................      820       862       980
Net investment gains (losses)...............................      179       282      (526)
                                                              -------   -------   -------
  Total revenues............................................   33,953    31,408    30,740
                                                              -------   -------   -------
EXPENSES
Policyholder benefits and claims............................   20,445    18,736    18,590
Interest credited to policyholder account balances..........    2,596     2,357     2,379
Policyholder dividends......................................    1,647     1,636     1,699
Other expenses..............................................    5,717     5,583     5,771
                                                              -------   -------   -------
  Total expenses............................................   30,405    28,312    28,439
                                                              -------   -------   -------
Income from continuing operations before provision for
  income taxes..............................................    3,548     3,096     2,301
Provision for income taxes..................................    1,105       876       643
                                                              -------   -------   -------
Income from continuing operations...........................    2,443     2,220     1,658
Income from discontinued operations, net of income taxes....      810        71       369
                                                              -------   -------   -------
Income before cumulative effect of a change in accounting...    3,253     2,291     2,027
Cumulative effect of a change in accounting, net of income
  taxes.....................................................       --       (52)      (26)
                                                              -------   -------   -------
Net income..................................................  $ 3,253   $ 2,239   $ 2,001
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                     ACCUMULATED OTHER COMPREHENSIVE
                                                                                              INCOME (LOSS)
                                    PARENT'S                                      -------------------------------------
                                   INTEREST IN                                       NET
                                    PREFERRED                                     UNREALIZED     FOREIGN      MINIMUM
                                      STOCK               ADDITIONAL              INVESTMENT    CURRENCY      PENSION
                                      OF A       COMMON    PAID-IN     RETAINED     GAINS      TRANSLATION   LIABILITY
                                   SUBSIDIARY    STOCK     CAPITAL     EARNINGS    (LOSSES)    ADJUSTMENT    ADJUSTMENT    TOTAL
                                   -----------   ------   ----------   --------   ----------   -----------   ----------   -------
Balance at January 1, 2003.......     $ --         $5      $13,474     $   708      $1,991        $(67)        $ (46)     $16,065
Issuance of preferred stock by
 subsidiary to the Holding
 Company.........................       93                                                                                     93
Issuance of shares -- by
 subsidiary......................                               24                                                             24
Issuance of stock options -- by
 subsidiary......................                                2                                                              2
Sale of subsidiaries to the
 Holding Company or affiliate....                              261                                                            261
Capital contribution from the
 Holding Company.................                                2                                                              2
Return of capital to the Holding
 Company.........................                              (33)                                                           (33)
Dividends on common stock........                                       (1,448)                                            (1,448)
Comprehensive income (loss):
 Net income......................                                        2,001                                              2,001
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                     (228)                                  (228)
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                      642                                    642
   Foreign currency translation
     adjustments.................                                                                  174                        174
   Minimum pension liability
     adjustment..................                                                                                (82)         (82)
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                             506
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,507
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2003.....       93          5       13,730       1,261       2,405         107          (128)      17,473
Contribution of preferred stock
 by Holding Company to subsidiary
 and retirement thereof..........      (93)                                                                                   (93)
Issuance of shares -- by
 subsidiary......................                                4                                                              4
Issuance of stock options -- by
 subsidiary......................                                2                                                              2
Capital contribution from the
 Holding Company.................                               94                                                             94
Return of capital to the Holding
 Company.........................                               (3)                                                            (3)
Dividends on preferred stock.....                                           (7)                                                (7)
Dividends on common stock........                                         (797)                                              (797)
Comprehensive income (loss):
 Net income......................                                        2,239                                              2,239
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                      (77)                                   (77)
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                       19                                     19
   Cumulative effect of a change
     in accounting, net of income
     taxes.......................                                                       61                                     61
   Foreign currency translation
     adjustments.................                                                                   79                         79
   Minimum pension liability
     adjustment..................                                                                                 (2)          (2)
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                              80
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,319
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2004.....       --          5       13,827       2,696       2,408         186          (130)      18,992
Treasury stock transactions,
 net -- by subsidiary............                              (15)                                                           (15)
Issuance of stock options -- by
 subsidiary......................                               (4)                                                            (4)
Dividends on common stock........                                       (3,200)                                            (3,200)
Comprehensive income (loss):
 Net income......................                                        3,253                                              3,253
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                      184                                    184
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                     (783)                                  (783)
   Foreign currency translation
     adjustments.................                                                                  (49)                       (49)
   Minimum pension liability
     adjustment..................                                                                                 89           89
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                            (559)
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,694
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2005.....     $ --         $5      $13,808     $ 2,749      $1,809        $137         $ (41)     $18,467
                                      ====         ==      =======     =======      ======        ====         =====      =======

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  (A Wholly-Owned Subsidiary of Metlife, Inc.)


                     CONSOLIDATED STATEMENTS OF CASH FLOWS

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                 (IN MILLIONS)


                                                                2005        2004       2003
                                                              ---------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   3,253   $  2,239   $  2,001
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Depreciation and amortization expenses....................        299        344        394
  Amortization of premiums and accretion of discounts
    associated with investments, net........................       (203)       (15)      (162)
  (Gains) losses from sales of investments and businesses,
    net.....................................................     (1,379)      (289)        96
  Equity of earnings of real estate joint ventures and other
    limited partnership interests...........................       (399)      (167)        19
  Interest credited to policyholder account balances........      2,596      2,357      2,379
  Universal life and investment-type product policy fees....     (1,948)    (2,009)    (1,920)
  Change in accrued investment income.......................        (24)       (67)       (93)
  Change in premiums and other receivables..................       (734)       460        (81)
  Change in deferred policy acquisition costs, net..........       (504)      (752)      (904)
  Change in insurance-related liabilities...................      3,794      3,829      3,989
  Change in trading securities..............................       (375)        --         --
  Change in income taxes payable............................        147       (101)       250
  Change in other assets....................................       (236)      (390)      (455)
  Change in other liabilities...............................      1,878      1,288        637
  Other, net................................................         24         29        (61)
                                                              ---------   --------   --------
Net cash provided by operating activities...................      6,189      6,756      6,089
                                                              ---------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturities..........................................    118,459     78,494     69,292
  Equity securities.........................................        777      1,587        576
  Mortgage and consumer loans...............................      7,890      3,961      3,221
  Real estate and real estate joint ventures................      1,922        436      1,087
  Other limited partnership interests.......................        953        800        330
Purchases of:
  Fixed maturities..........................................   (119,375)   (83,243)   (90,077)
  Equity securities.........................................     (1,057)    (2,107)      (149)
  Mortgage and consumer loans...............................     (9,473)    (8,639)    (4,354)
  Real estate and real estate joint ventures................     (1,323)      (737)      (278)
  Other limited partnership interests.......................     (1,012)      (893)      (643)
Net change in short-term investments........................        409        215       (183)
Proceeds from sales of businesses, net of cash disposed of
  $43, $7 and $(13), respectively...........................        260         18      1,995
Net change in policy loans..................................       (156)       (77)      (154)
Net change in other invested assets.........................       (598)      (379)    (1,108)
Net change in property, equipment and leasehold
  improvements..............................................       (114)        17        (45)
Other, net..................................................        (76)        --         (2)
                                                              ---------   --------   --------
Net cash used in investing activities.......................     (2,514)   (10,547)   (20,492)
                                                              ---------   --------   --------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                                2005        2004       2003
                                                              ---------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................     30,008     28,344     29,132
    Withdrawals.............................................    (26,732)   (22,801)   (22,339)
  Net change in payables for collateral under securities
    loaned and other transactions...........................     (4,221)     1,166      7,744
  Net change in short-term debt.............................       (992)    (2,072)     2,624
  Long-term debt issued.....................................      1,216         28        137
  Long-term debt repaid.....................................       (395)       (38)      (714)
  Capital contribution from the Parent Company..............         --         --        148
  Proceeds from offering of common stock by subsidiary,
    net.....................................................         --         --        398
  Dividends on preferred stock..............................         --         (7)        --
  Dividends on common stock.................................     (3,200)      (797)    (1,448)
  Other, net................................................         --          3          8
                                                              ---------   --------   --------
Net cash (used in) provided by financing activities.........     (4,316)     3,826     15,690
                                                              ---------   --------   --------
Change in cash and cash equivalents.........................       (641)        35      1,287
Cash and cash equivalents, beginning of year................      2,428      2,393      1,106
                                                              ---------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   1,787   $  2,428   $  2,393
                                                              =========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.........................................  $      58   $     57   $     66
                                                              =========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR...................................................  $      --   $     58   $     57
                                                              =========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year.........................................  $   2,370   $  2,336   $  1,040
                                                              =========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR...................................................  $   1,787   $  2,370   $  2,336
                                                              =========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
    Interest................................................  $     203   $    140   $    307
                                                              =========   ========   ========
    Income taxes............................................  $   1,385   $    950   $    789
                                                              =========   ========   ========
  Non-cash transactions during the year:
    Business Dispositions:
      Assets disposed.......................................  $     366   $     42   $  5,493
      Less: liabilities disposed............................        269         17      3,511
                                                              ---------   --------   --------
      Net assets disposed...................................  $      97   $     25   $  1,982
      Plus: equity securities received......................         43         --         --
      Less: cash disposed...................................         43          7        (13)
                                                              ---------   --------   --------
      Business disposition, net of cash disposed............  $      97   $     18   $  1,995
                                                              =========   ========   ========
    Contribution of equity securities to MetLife
      Foundation............................................  $       1   $     50   $     --
                                                              =========   ========   ========
    Purchase money mortgage on real estate sale.............  $      --   $      2   $    196
                                                              =========   ========   ========
    Real estate acquired in satisfaction of debt............  $       1   $      7   $     14
                                                              =========   ========   ========
    Transfer from funds withheld at interest to fixed
      maturities............................................  $      --   $    606   $     --
                                                              =========   ========   ========

     See Note 5 for non-cash reinsurance transaction

          See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES.
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (collectively the "Company") is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). The Company offered automobile and homeowners insurance through Metropolitan Property and Casualty Insurance Company and its subsidiaries ("Met P&C"), which was sold to the Holding Company in 2003. Outside the United States, the Company has direct insurance operations in Canada and Asia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 6. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Met P&C, Metropolitan Tower Life Insurance Company ("MTL"), MetLife General Insurance Agency, Inc. and its subsidiaries, MetLife Securities, Inc. and N.L. Holding Corporation and its subsidiaries, which were sold to the Holding Company in 2003; and Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL, both in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale. The Company completed the sales of its wholly owned subsidiaries SSRM Holdings, Inc. ("SSRM") and P.T. Sejahtera ("MetLife Indonesia") to third parties on January 31, 2005, and September 29, 2005, respectively. The Company has reclassified the assets, liabilities and operations of SSRM and MetLife Indonesia into discontinued operations for all years presented in the consolidated financial statements. See Notes 15 and 16.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,388 million and $1,325 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $1,166 million and $7,744 million relating to the net change in payables for collateral under securities loaned and other transactions reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; (ix) the liability for litigation and regulatory matters; and (x) accounting for employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage and consumer loans, other limited partnerships, and real estate and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA, included in DAC reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis. Differences between actual experience and the assumptions used in pricing these policies and in the establishment of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumptions used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company regularly reviews residual values and impairs residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return on its investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar instruments.

     The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on these beneficial interests is recognized using the prospective method. The SPEs used to securitize assets are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities. Prior to the adoption of Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin ("ARB") No. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance.

     The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in FIN 46(r). These beneficial interests are generally structured notes, which are included in fixed maturities, and their income is recognized using the retrospective interest method or the level

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

yield method, as appropriate. Impairments of these beneficial interests are included in net investment gains (losses).

  Trading Securities

     During 2005, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities. Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1,069 million and $1,054 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $445 million and $438 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $94 million, $93 million and $99 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $877 million and $749 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $584 million and $490 million at December 31, 2005 and 2004, respectively. Related amortization expense was $97 million, $126 million and $143 million for the years ended December 31, 2005, 2004 and 2003, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA are for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

     Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................   $217     $218     $ 405
Acquisitions................................................      1        1         3
Dispositions and other......................................    (18)      (2)     (190)
                                                               ----     ----     -----
Balance, end of year........................................   $200     $217     $ 218
                                                               ====     ====     =====

  Liability for Future Policy Benefits and Policyholder Account Balances


     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off.



     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums and (ii) premium deficiency reserve. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.


     Participating business represented approximately 10% and 12% of the Company's life insurance in-force, and 86% and 87% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 35% and 34%, 37% and 37%, and 40% and 41% of gross and net life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.


     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 11%.


     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 14%, less expenses, mortality charges, and withdrawals.

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2005, 2004 and 2003, the Company issued $4,018 million, $3,958 million and $4,349 million, respectively, in such obligations. During the years ended December 31, 2005, 2004 and 2003, there were repayments of $1,052 million, $150 million and $47 million respectively, of GICs under this program. Accordingly, the GICs outstanding, which are included in policyholder account balances in the accompanying consolidated balance sheets, were $12,149 million and $9,017 million at December 31, 2005 and 2004, respectively. Interest credited on the contracts for the years ended December 31, 2005, 2004 and 2003 was $384 million, $142 million and $58 million, respectively.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends


     Policyholder dividends are approved annually by Metropolitan Life and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life and its insurance subsidiaries.


  Federal Income Taxes


     The Company joins with the Holding Company and its includable affiliates in filing a consolidated U.S. federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) the Holding Company to the extent that their income (losses and other credits) contributes to (reduce) the consolidated federal income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.



     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Reinsurance


     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $1.7 billion were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Stock-Based Compensation

     MetLife, Inc. and the Company account for stock-based compensation plans using the prospective fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure ("SFAS 148"). The fair value method requires compensation cost to be measured based on the fair value of the equity instrument at the grant or award date. MetLife, Inc. allocates substantially all of the stock option expense to the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Stock-based compensation grants prior to January 1, 2003 are accounted for using the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25").
Note 12 includes the pro forma disclosures required by SFAS No. 123, as amended. The intrinsic value method represents the quoted market price or fair value of the equity award at the measurement date less the amount, if any, the employee is required to pay.

     Stock-based compensation is accrued over the vesting period of the grant or award.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $26 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     In September 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. EITF 05-7 will be applied prospectively and is effective for all debt modifications occurring in periods beginning after December 15, 2005. EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the EITF reached consensus on Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid in capital. EITF 05-8 will be applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments, and is effective for periods beginning after December 15, 2005. EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be measured at fair value and recognized over the period during which an employee is required to provide service in exchange for an award. The SEC issued a final ruling in April 2005 allowing a public company that is not a small business issuer to implement SFAS 123(r) at the beginning of the next fiscal year after June 15, 2005. Thus, the revised pronouncement must be adopted by the Company by January 1, 2006. As permitted under SFAS 148, Accounting for Stock-Based Compensation -- Transition and Disclosure -- an amendment of FASB Statement No. 123, the Company elected to use the prospective method of accounting for stock options granted subsequent to December 31, 2002. Options granted prior to January 1, 2003 will continue to be accounted for under the intrinsic value method until the adoption of SFAS 123(r). In addition, the pro forma impact of accounting for these options at fair value continued to be accounted for under the intrinsic value method until the last of those options vested in 2005. As all stock options currently accounted for under the intrinsic value method vested prior to the effective date, implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements. See
Note 12.

     Effective July 1, 2004, the Company prospectively adopted FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"). FSP 106-2 provides accounting guidance to employers that sponsor postretirement health care plans that provide prescription drug benefits. The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 based on the Company's determination that the prescription drug benefits offered under certain

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. The postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced by $213 million at July 1, 2004. See Note 11.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective April 1, 2004, the Company adopted EITF Issue No. 03-6, Participating Securities and the Two -- Class Method under FASB Statement No. 128 ("EITF 03-6"). EITF 03-6 provides guidance on determining whether a security should be considered a participating security for purposes of computing earnings per common share and how earnings should be allocated to the participating security. EITF 03-6 did not have an impact on the Company's earnings per common share calculations or amounts.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which has been reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability ("offsets"), under certain variable annuity and life contracts and income taxes. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS No. 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income taxes, which were recorded as cumulative effects of changes in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and policyholder account balances. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income taxes, which were reported as cumulative

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

effects of changes in accounting. Due to the adoption of SOP 03-1, the Company recorded a cumulative effect of a change in accounting of $52 million, net of income taxes of $27 million, for the year ended December 31, 2004.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits -- an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FIN 46 and FIN 46(r). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a variable interest entity ("VIE") and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest; or
(ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated. In accordance with the provisions of FIN 46(r), the Company elected to defer until March 31, 2004 the consolidation of interests in VIEs for non-SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. As of March 31, 2004, the Company consolidated assets and liabilities relating to real estate joint ventures of $78 million and $11 million, respectively, and assets and liabilities relating to other limited partnerships of $29 million and less than $1 million, respectively, for VIEs for which the Company was deemed to be the primary beneficiary. There was no impact to net income from the adoption of FIN 46.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 10.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

2.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                 DECEMBER 31, 2005
                                                 --------------------------------------------------
                                                  COST OR    GROSS UNREALIZED
                                                 AMORTIZED   -----------------   ESTIMATED    % OF
                                                   COST       GAIN      LOSS     FAIR VALUE   TOTAL
                                                 ---------   -------   -------   ----------   -----
                                                                   (IN MILLIONS)
U.S. corporate securities......................  $ 47,966    $2,506    $  358     $ 50,114     33.9%
Residential mortgage-backed securities.........    30,213       315       292       30,236     20.4
Foreign corporate securities...................    22,873     1,625       257       24,241     16.4
U.S. Treasury/agency securities................    17,858     1,333        18       19,173     13.0
Commercial mortgage-backed securities..........    10,793       194       102       10,885      7.4
Asset-backed securities........................     6,412        74        29        6,457      4.4
Foreign government securities..................     4,734       999        10        5,723      3.9
State and political subdivision securities.....       738        21        10          749      0.5
Other fixed maturity securities................       203        10        33          180      0.1
                                                 --------    ------    ------     --------    -----
  Total bonds..................................   141,790     7,077     1,109      147,758    100.0
Redeemable preferred stocks....................       139         1         1          139       --
                                                 --------    ------    ------     --------    -----
  Total fixed maturities.......................  $141,929    $7,078    $1,110     $147,897    100.0%
                                                 ========    ======    ======     ========    =====
Common stocks..................................  $  1,616    $  229    $   25     $  1,820     82.1%
Nonredeemable preferred stocks.................       373        27         3          397     17.9
                                                 --------    ------    ------     --------    -----
  Total equity securities......................  $  1,989    $  256    $   28     $  2,217    100.0%
                                                 ========    ======    ======     ========    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                    COST OR    GROSS UNREALIZED
                                                   AMORTIZED   -----------------   ESTIMATED    % OF
                                                     COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                   ---------   --------   ------   ----------   -----
                                                                     (IN MILLIONS)
U.S. corporate securities........................  $ 51,398     $3,561     $144     $ 54,815     36.5%
Residential mortgage-backed securities...........    28,155        573       52       28,676     19.1
Foreign corporate securities.....................    21,545      2,381       65       23,861     15.9
U.S. Treasury/agency securities..................    14,938      1,271       19       16,190     10.8
Commercial mortgage-backed securities............    10,395        408       30       10,773      7.2
Asset-backed securities..........................     9,282        115       29        9,368      6.2
Foreign government securities....................     4,650        766       12        5,404      3.6
State and political subdivision securities.......       340         16        1          355      0.2
Other fixed maturity securities..................       519         46       33          532      0.3
                                                   --------     ------     ----     --------    -----
  Total bonds....................................   141,222      9,137      385      149,974     99.8
Redeemable preferred stocks......................       274         --       19          255      0.2
                                                   --------     ------     ----     --------    -----
  Total fixed maturities.........................  $141,496     $9,137     $404     $150,229    100.0%
                                                   ========     ======     ====     ========    =====
Common stocks....................................  $  1,329     $  238     $  5     $  1,562     82.1%
Nonredeemable preferred stocks...................       317         24       --          341     17.9
                                                   --------     ------     ----     --------    -----
  Total equity securities........................  $  1,646     $  262     $  5     $  1,903    100.0%
                                                   ========     ======     ====     ========    =====

     The Company held foreign currency derivatives with notional amounts of $4,946 million and $4,642 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $10,160 million and $11,199 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $388 million and $876 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities at fair value were $10 million and $84 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were $1 million and $(11) million at December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                              DECEMBER 31,
                                             -----------------------------------------------
                                                      2005                     2004
                                             ----------------------   ----------------------
                                              COST OR                  COST OR
                                             AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                               COST      FAIR VALUE     COST      FAIR VALUE
                                             ---------   ----------   ---------   ----------
                                                              (IN MILLIONS)
Due in one year or less....................  $  4,271     $  4,320    $  5,490     $  5,577
Due after one year through five years......    20,419       20,899      24,322       25,487
Due after five years through ten years.....    29,365       30,335      28,842       31,041
Due after ten years........................    40,317       44,626      34,736       39,052
                                             --------     --------    --------     --------
  Subtotal.................................    94,372      100,180      93,390      101,157
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities........    47,418       47,578      47,832       48,817
                                             --------     --------    --------     --------
  Subtotal.................................   141,790      147,758     141,222      149,974
Redeemable preferred stock.................       139          139         274          255
                                             --------     --------    --------     --------
  Total fixed maturities...................  $141,929     $147,897    $141,496     $150,229
                                             ========     ========    ========     ========

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Proceeds................................................  $97,347   $53,639   $48,390
Gross investment gains..................................  $   623   $   792   $   446
Gross investment losses.................................  $  (956)  $  (468)  $  (452)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $64 million, $93 million and $328 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                  DECEMBER 31, 2005
                                       ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                       ----------------------   ----------------------   ----------------------
                                       ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                         FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                         VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                       ---------   ----------   ---------   ----------   ---------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $12,171       $275       $2,295        $ 83       $14,466      $  358
Residential mortgage-backed
  securities.........................    18,839        267          884          25        19,723         292
Foreign corporate securities.........     6,947        199        1,621          58         8,568         257
U.S. Treasury/agency securities......     2,856         16          107           2         2,963          18
Commercial mortgage-backed
  securities.........................     5,323         89          401          13         5,724         102
Asset-backed securities..............     2,289         21          239           8         2,528          29
Foreign government securities........       429          9          161           1           590          10
State and political subdivision
  securities.........................       327         10           --          --           327          10
Other fixed maturity securities......        --         29           38           4            38          33
                                        -------       ----       ------        ----       -------      ------
  Total bonds........................    49,181        915        5,746         194        54,927       1,109
Redeemable preferred stocks..........        48          1           --          --            48           1
                                        -------       ----       ------        ----       -------      ------
  Total fixed maturities.............   $49,229       $916       $5,746        $194       $54,975      $1,110
                                        =======       ====       ======        ====       =======      ======
Equity securities....................   $   409       $ 24       $   57        $  4       $   466      $   28
                                        =======       ====       ======        ====       =======      ======
Total number of securities in an
  unrealized loss position...........     3,607                     675                     4,282
                                        =======                  ======                   =======

                                                                  DECEMBER 31, 2004
                                       ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                       ----------------------   ----------------------   ----------------------
                                       ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                         FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                         VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                       ---------   ----------   ---------   ----------   ---------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $ 8,122       $ 97       $1,081        $ 47       $ 9,203       $144
Residential mortgage-backed
  securities.........................     7,257         49          215           3         7,472         52
Foreign corporate securities.........     3,234         52          413          13         3,647         65
U.S. Treasury/agency securities......     4,399         19            1          --         4,400         19
Commercial mortgage-backed
  securities.........................     3,137         27          136           3         3,273         30
Asset-backed securities..............     3,424         22          203           7         3,627         29
Foreign government securities........       490          8           39           4           529         12
State and political subdivision
  securities.........................        37         --           14           1            51          1
Other fixed maturity securities......        37         33           12          --            49         33
                                        -------       ----       ------        ----       -------       ----
  Total bonds........................    30,137        307        2,114          78        32,251        385
Redeemable preferred stocks..........       255         19           --          --           255         19
                                        -------       ----       ------        ----       -------       ----
  Total fixed maturities.............   $30,392       $326       $2,114        $ 78       $32,506       $404
                                        =======       ====       ======        ====       =======       ====
Equity securities....................   $    78       $  5       $    4        $ --       $    82       $  5
                                        =======       ====       ======        ====       =======       ====
Total number of securities in an
  unrealized loss position...........     2,896                     248                     3,144
                                        =======                  ======                   =======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                       DECEMBER 31, 2005
                                  ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST     UNREALIZED LOSSES        SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months............   $43,966     $68      $  732      $18       2,827       89
Six months or greater but less
  than nine months..............     2,666       4          82        2         268        7
Nine months or greater but less
  than twelve months............     3,874      --         106       --         415        1
Twelve months or greater........     5,980      21         193        5         668        7
                                   -------     ---      ------      ---       -----      ---
  Total.........................   $56,486     $93      $1,113      $25       4,178      104
                                   =======     ===      ======      ===       =====      ===

                                                       DECEMBER 31, 2004
                                  ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST     UNREALIZED LOSSES        SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months............   $22,449     $51       $194       $12       2,020      117
Six months or greater but less
  than nine months..............     7,039       8         94         1         593        5
Nine months or greater but less
  than twelve months............     1,235      19         26         4         156        5
Twelve months or greater........     2,176      20         63        15         241        7
                                   -------     ---       ----       ---       -----      ---
  Total.........................   $32,899     $98       $377       $32       3,010      134
                                   =======     ===       ====       ===       =====      ===

     As of December 31, 2005, $1,113 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $377 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $25 million, $18 million have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, $32 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. Of such unrealized losses of $32 million, $12 million have been in an unrealized loss position for a period of less than six months.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $19,479 million and $23,325 million and an estimated fair value of $20,417 million and $24,625 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $20,975 million and $25,230 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. Security collateral of $33 million and $17 million, respectively, at December 31, 2005 and 2004 on deposit from customers in connection with the securities lending transactions may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,473 million and $1,315 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,492 million and $1,880 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans were categorized as follows:

                                                               DECEMBER 31,
                                                   -------------------------------------
                                                         2005                2004
                                                   -----------------   -----------------
                                                   AMOUNT    PERCENT   AMOUNT    PERCENT
                                                   -------   -------   -------   -------
                                                               (IN MILLIONS)
Commercial mortgage loans........................  $26,574      80%    $25,432      80%
Agricultural mortgage loans......................    6,242      19       5,654      18
Consumer loans...................................      427       1         639       2
                                                   -------     ---     -------     ---
  Total..........................................   33,243     100%     31,725     100%
                                                               ===                 ===
Less: Valuation allowances.......................      149                 154
                                                   -------             -------
  Mortgage and consumer loans....................  $33,094             $31,571
                                                   =======             =======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 20%, 9% and 7% of the properties were located in California, New York and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Of the mortgage loans held at December 31, 2005 and 2004, $781 million and $1,480 million, respectively, of the loans granted, were in connection with Metropolitan Insurance and Annuity Company's ("MIAC"), a related party, purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL, also a related party, in 2004. In 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed to the Company. Based on the terms of the loan agreement, the Company also received a $120 million prepayment fee from MTL, which was recognized as investment income when received.

     In addition, the Company has also loaned money to certain real estate joint ventures which are recorded as mortgage loans. The carrying values of such mortgages were $379 million and $641 million at December 31, 2005 and 2004, respectively.

     Changes in loan valuation allowances for mortgage and consumer loans were as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Balance, beginning of year..................................  $154   $126   $122
Additions...................................................    43     56     50
Deductions..................................................   (48)   (28)   (46)
                                                              ----   ----   ----
Balance, end of year........................................  $149   $154   $126
                                                              ====   ====   ====

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Impaired mortgage loans with valuation allowances...........   $11    $178
Impaired mortgage loans without valuation allowances........    86     115
                                                               ---    ----
  Total.....................................................    97     293
Less: Valuation allowances on impaired loans................     2      40
                                                               ---    ----
  Impaired loans............................................   $95    $253
                                                               ===    ====

     The average investment in impaired loans was $152 million, $376 million and $615 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was $6 million, $25 million and $55 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The investment in restructured loans was $37 million and $121 million at December 31, 2005 and 2004, respectively. Interest income of $2 million, $9 million and $19 million was recognized on restructured loans for the years ended December 31, 2005, 2004 and 2003, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $3 million, $11 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Mortgage and consumer loans with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure had an amortized cost of $30 million and $35 million at December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

 REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Real estate and real estate joint ventures
  held-for-investment.......................................  $4,205   $2,761
Impairments.................................................    (118)    (118)
                                                              ------   ------
  Total.....................................................   4,087    2,643
                                                              ------   ------
Real estate held-for-sale...................................      --      694
Impairments.................................................      --      (16)
                                                              ------   ------
  Total.....................................................      --      678
                                                              ------   ------
     Real estate and real estate joint ventures.............  $4,087   $3,321
                                                              ======   ======

     Accumulated depreciation on real estate was $993 million and $1,222 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $103 million, $116 million and $124 million for the years ended December 31, 2005, 2004 and 2003, respectively. These amounts include $9 million, $37 million and $51 million of depreciation expense related to discontinued operations for the years ended December 31, 2005, 2004 and 2003, respectively.

     Real estate and real estate joint ventures were categorized as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                           2005               2004
                                                     ----------------   ----------------
                                                     AMOUNT   PERCENT   AMOUNT   PERCENT
                                                     ------   -------   ------   -------
                                                                (IN MILLIONS)
Office.............................................  $2,529      62%    $1,800      55%
Retail.............................................     612      15        556      17
Apartments.........................................     447      11        514      15
Land...............................................      40       1         47       1
Agriculture........................................       2      --          1      --
Other..............................................     457      11        403      12
                                                     ------     ---     ------     ---
  Total............................................  $4,087     100%    $3,321     100%
                                                     ======     ===     ======     ===

     The Company's real estate holdings are primarily located in the United States. At December 31, 2005, approximately 26%, 17% and 15% of the Company's real estate holdings were located in California, Texas and New York, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Changes in the real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Balance, beginning of year..................................  $ 4    $ 12   $ 11
Additions...................................................    5      13     17
Deductions..................................................   (9)    (21)   (16)
                                                              ---    ----   ----
Balance, end of year........................................  $--    $  4   $ 12
                                                              ===    ====   ====

     Investment income related to impaired real estate and real estate joint ventures held-for-investment was $7 million, $15 million and $34 million for the years ended December 31, 2005, 2004 and 2003, respectively. There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale for the year ended December 31, 2005. Investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale was ($1) million and $1 million for the years ended December 31, 2004 and 2003, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $30 million and $38 million at December 31, 2005 and 2004, respectively.

     The Company owned no real estate acquired in satisfaction of debt at December 31, 2005. The Company owned real estate acquired in satisfaction of debt of $1 million at December 31, 2004.

  LEVERAGED LEASES

     Leveraged leases, included in other invested assets, consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Investment..................................................  $  991   $1,059
Estimated residual values...................................     735      480
                                                              ------   ------
  Total.....................................................   1,726    1,539
Unearned income.............................................    (645)    (424)
                                                              ------   ------
  Leveraged leases..........................................  $1,081   $1,115
                                                              ======   ======

     The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred income tax liability related to leveraged leases was $605 million and $757 million at December 31, 2005 and 2004, respectively.

  FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,479 million and $2,788 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Fixed maturities........................................  $ 8,600   $ 8,085   $ 7,765
Equity securities.......................................       42        65        27
Mortgage and consumer loans.............................    2,246     1,957     1,932
Real estate and real estate joint ventures..............      592       484       425
Policy loans............................................      497       492       510
Other limited partnership interests.....................      676       324        80
Cash, cash equivalents and short-term investments.......      113        64        83
Other...................................................      381       179       175
                                                          -------   -------   -------
  Total.................................................   13,147    11,650    10,997
Less: Investment expenses...............................    1,397       832       730
                                                          -------   -------   -------
  Net investment income.................................  $11,750   $10,818   $10,267
                                                          =======   =======   =======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $(518)   $  81    $(373)
Equity securities...........................................    121      150       39
Mortgage and consumer loans.................................     31       54      (51)
Real estate and real estate joint ventures..................      7        5       20
Other limited partnership interests.........................     43       53      (84)
Derivatives.................................................    415     (232)     (91)
Other.......................................................     80      171       14
                                                              -----    -----    -----
  Total net investment gains (losses).......................  $ 179    $ 282    $(526)
                                                              =====    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Fixed maturities........................................  $ 5,972   $ 8,571   $ 8,094
Equity securities.......................................      225       270       353
Derivatives.............................................     (207)     (494)     (395)
Minority Interest.......................................     (171)     (103)      (61)
Other...................................................      (82)       34         6
                                                          -------   -------   -------
  Total.................................................    5,737     8,278     7,997
                                                          -------   -------   -------
Amounts related to:
  Future policy benefit loss recognition................   (1,259)   (1,953)   (1,453)
  DAC and VOBA..........................................     (148)     (407)     (495)
  Participating contracts...............................       --        --      (117)
  Policyholder dividend obligation......................   (1,492)   (2,119)   (2,130)
                                                          -------   -------   -------
  Total.................................................   (2,899)   (4,479)   (4,195)
                                                          -------   -------   -------
Deferred income taxes...................................   (1,029)   (1,391)   (1,397)
                                                          -------   -------   -------
  Total.................................................   (3,928)   (5,870)   (5,592)
                                                          -------   -------   -------
     Net unrealized investment gains (losses)...........  $ 1,809   $ 2,408   $ 2,405
                                                          =======   =======   =======

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                             2005      2004     2003
                                                            -------   ------   ------
                                                                  (IN MILLIONS)
Balance, beginning of year................................  $ 2,408   $2,405   $1,991
Unrealized investment gains (losses) during the year......   (2,556)     281      994
Unrealized investment gains (losses) of subsidiaries at
  date of sale............................................       15       --      269
Unrealized investment gains (losses) relating to:
  Future policy benefit gains (losses) recognition........      694     (500)    (211)
  DAC and VOBA............................................      259       88     (129)
  Participating contracts.................................       --      117       12
  Policyholder dividend obligation........................      627       11     (248)
Deferred income taxes.....................................      362        6     (273)
                                                            -------   ------   ------
Balance, end of year......................................  $ 1,809   $2,408   $2,405
                                                            -------   ------   ------
Net change in unrealized investment gains (losses)........  $  (599)  $    3   $  414
                                                            =======   ======   ======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRADING SECURITIES

     Net investment income for the year ended December 31, 2005 includes $3 million of losses on securities classified as trading. The $3 million primarily relates to net losses recognized on trading securities sold during the year ended December 31, 2005. For the year ended December 31, 2005, changes in fair value on trading securities held at December 31, 2005 were less than $1 million. The Company did not hold any trading securities during the years ended December 31, 2004 and 2003.

  STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $362 million and $636 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $28 million, $44 million and $78 million for the years ended December 31, 2005, 2004 and 2003, respectively.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2005; and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                         DECEMBER 31, 2005
                                    -----------------------------------------------------------
                                        PRIMARY BENEFICIARY          NOT PRIMARY BENEFICIARY
                                    ----------------------------   ----------------------------
                                      TOTAL     MAXIMUM EXPOSURE     TOTAL     MAXIMUM EXPOSURE
                                    ASSETS(1)      TO LOSS(2)      ASSETS(1)      TO LOSS(2)
                                    ---------   ----------------   ---------   ----------------
                                                           (IN MILLIONS)
Asset-backed securitizations and
  collateralized debt
  obligations.....................    $ --            $ --          $ 3,728         $  394
Real estate joint ventures(3).....     304             114              150             --
Other limited partnerships(4).....      48              35           15,030          1,966
Other investments(5)..............      --              --            3,522            177
                                      ----            ----          -------         ------
  Total...........................    $352            $149          $22,430         $2,537
                                      ====            ====          =======         ======

---------------

(1) The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of participation or retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(4) Other limited partnerships include partnerships established for the purpose of investing in real estate funds, public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits.

(5) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                        DECEMBER 31, 2005                 DECEMBER 31, 2004
                                 -------------------------------   -------------------------------
                                             CURRENT MARKET OR                 CURRENT MARKET OR
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Interest rate swaps............  $12,857     $294       $ 12       $12,215     $276      $   19
Interest rate floors...........    6,515       80         --         2,065       24          --
Interest rate caps.............   24,970      224         --         7,045       12          --
Financial futures..............       63        1         --           417       --           5
Foreign currency swaps.........    9,256       74        852         7,457      149       1,274
Foreign currency forwards......    2,333       26         41           888       --          57
Options........................      221        2          2           263        8           7
Financial forwards.............    2,446       13          1           326       --          --
Credit default swaps...........    4,789       11          9         1,879       10           5
Synthetic GICs.................    5,477       --         --         5,869       --          --
Other..........................      250        9         --           450        1           1
                                 -------     ----       ----       -------     ----      ------
  Total........................  $69,177     $734       $917       $38,874     $480      $1,368
                                 =======     ====       ====       =======     ====      ======

     The above table does not include notional values for equity financial forwards. At December 31, 2005 and 2004, the Company owned 132,000 and no equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                          REMAINING LIFE
                                     --------------------------------------------------------
                                                  AFTER        AFTER
                                                 ONE YEAR    FIVE YEARS
                                     ONE YEAR    THROUGH      THROUGH       AFTER
                                     OR LESS    FIVE YEARS   TEN YEARS    TEN YEARS    TOTAL
                                     --------   ----------   ----------   ---------   -------
                                                          (IN MILLIONS)
Interest rate swaps................  $ 3,679     $ 3,607      $ 2,429      $3,142     $12,857
Interest rate floors...............       --         325        6,190          --       6,515
Interest rate caps.................   12,900      12,070           --          --      24,970
Financial futures..................       63          --           --          --          63
Foreign currency swaps.............      216       3,812        4,350         878       9,256
Foreign currency forwards..........    2,333          --           --          --       2,333
Options............................      220          --            1          --         221
Financial forwards.................      446          --           --       2,000       2,446
Credit default swaps...............      580       3,960          249          --       4,789
Synthetic GICs.....................    4,751         726           --          --       5,477
Other..............................      250          --           --          --         250
                                     -------     -------      -------      ------     -------
  Total............................  $25,438     $24,500      $13,219      $6,020     $69,177
                                     =======     =======      =======      ======     =======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward starting swaps where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or RSATs and are included in the other classification in the preceding table.

     A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2005                 DECEMBER 31, 2004
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Fair value.....................  $ 4,419     $ 50       $104       $ 4,850     $173      $  233
Cash flow......................    6,233       29        437         8,057       40         664
Foreign operations.............      834        2         37           535       --          47
Non-qualifying.................   57,691      653        339        25,432      267         424
                                 -------     ----       ----       -------     ----      ------
  Total........................  $69,177     $734       $917       $38,874     $480      $1,368
                                 =======     ====       ====       =======     ====      ======

     The following table provides the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004      2003
                                                              ------   -------   ------
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 42     $(144)    $(61)
  Interest credited to policyholder account balances........     17        45       --
Non-qualifying hedges:
  Net investment gains (losses).............................     86        51       84
                                                               ----     -----     ----
     Total..................................................   $145     $ (48)    $ 23
                                                               ====     =====     ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004     2003
                                                              -------   ------   -------
                                                                    (IN MILLIONS)
Changes in the fair value of derivatives....................   $(118)    $ 64     $(184)
Changes in the fair value of the items hedged...............     116      (49)      158
                                                               -----     ----     -----
Net ineffectiveness of fair value hedging activities........   $  (2)    $ 15     $ (26)
                                                               =====     ====     =====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued; and (vi) financial forwards to buy and sell securities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized net investment gains (losses) of ($21) million, ($31) million, and ($67) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment gains (losses) for the years ended December 31, 2005, 2004 and 2003 related to such discontinued cash flow hedges were losses of $42 million, $29 million and $0 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Other comprehensive income (loss) balance at the beginning
  of the year...............................................  $(447)   $(385)   $ (24)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    196      (98)    (367)
Amounts reclassified to net investment gains (losses).......     44       41       12
Amounts reclassified to net investment income...............      2        2        2
Amortization of transition adjustment.......................     (2)      (7)      (8)
                                                              -----    -----    -----
Other comprehensive income (loss) balance at the end of the
  year......................................................  $(207)   $(447)   $(385)
                                                              =====    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2005, approximately $7 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2005, 2004 and 2003 include losses of $27 million, $47 million and $10 million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. At December 31, 2005 and 2004, the cumulative foreign currency translation loss recorded in Accumulated other comprehensive income ("AOCI") related to these hedges was approximately $84 million and $57 million, respectively. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in AOCI are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities;
(iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) credit default swaps to diversify its credit risk exposure in certain portfolios; (vi) interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(vii) swap spread locks to hedge invested assets against the risk of changes in credit spreads; (viii) financial forwards to buy and sell securities; (ix) synthetic GICs to synthetically create traditional GICs; (x) RSATs and TRRs to synthetically create investments; and (xi) basis swaps to better match the cash flows from assets and related liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $401 million, ($107) million and ($110) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed rate of return contracts, guaranteed minimum withdrawal, accumulation, and interest benefit contracts, and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The fair value of the Company's embedded derivative liabilities was $10 million and $26 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $29 million, $34 million and $19 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $34 million, but held no non-cash collateral. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

     As of December 31, 2005 and 2004, the Company had not pledged any collateral related to derivative instruments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                           DEFERRED
                                                            POLICY      VALUE OF
                                                          ACQUISITION   BUSINESS
                                                             COSTS      ACQUIRED    TOTAL
                                                          -----------   --------   -------
                                                                   (IN MILLIONS)
Balance at January 1, 2003..............................    $ 8,790       $871     $ 9,661
  Capitalizations.......................................      1,982         --       1,982
  Acquisitions..........................................        218         --         218
                                                            -------       ----     -------
       Total............................................     10,990        871      11,861
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................         10         (5)          5
     Unrealized investment gains (losses)...............        138         (9)        129
     Other expenses.....................................      1,332         49       1,381
                                                            -------       ----     -------
       Total amortization...............................      1,480         35       1,515
                                                            -------       ----     -------
  Less: Dispositions and other..........................       (120)        --        (120)
                                                            -------       ----     -------
Balance at December 31, 2003............................      9,390        836      10,226
  Capitalizations.......................................      1,817         --       1,817
                                                            -------       ----     -------
       Total............................................     11,207        836      12,043
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................          5          1           6
     Unrealized investment gains (losses)...............        (12)       (76)        (88)
     Other expenses.....................................      1,058         81       1,139
                                                            -------       ----     -------
       Total amortization...............................      1,051          6       1,057
                                                            -------       ----     -------
  Less: Dispositions and other..........................         99        (23)         76
                                                            -------       ----     -------
Balance at December 31, 2004............................     10,255        807      11,062
  Capitalizations.......................................      1,619         --       1,619
                                                            -------       ----     -------
       Total............................................     11,874        807      12,681
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................         13          2          15
     Unrealized investment gains (losses)...............       (244)       (15)       (259)
     Other expenses.....................................      1,304         66       1,370
                                                            -------       ----     -------
       Total amortization...............................      1,073         53       1,126
                                                            -------       ----     -------
  Less: Dispositions and other..........................       (120)         3        (117)
                                                            -------       ----     -------
Balance at December 31, 2005............................    $10,681       $757     $11,438
                                                            =======       ====     =======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $65 million in 2006, $63 million in 2007, $61 million in 2008, $61 million in 2009 and $37 million in 2010.

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  SALES INDUCEMENTS

     Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Balance at January 1........................................   $75     $52
  Capitalization............................................    29      29
  Amortization..............................................    (9)     (6)
                                                               ---     ---
Balance at December 31......................................   $95     $75
                                                               ===     ===

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to property and casualty, group accident and non-medical health policies and contracts, which are reported within future policyholder benefits in the consolidated balance sheets:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Balance at January 1....................................  $ 3,847   $ 3,560   $ 4,821
  Less: Reinsurance recoverables........................     (287)     (284)     (496)
                                                          -------   -------   -------
Net balance at January 1................................    3,560     3,276     4,325
                                                          -------   -------   -------
Incurred related to:
  Current year..........................................    2,791     2,491     3,816
  Prior years...........................................      (41)       (9)       28
                                                          -------   -------   -------
                                                            2,750     2,482     3,844
                                                          -------   -------   -------
Paid related to:
  Current year..........................................   (1,667)   (1,519)   (2,153)
  Prior years...........................................     (742)     (679)   (1,290)
                                                          -------   -------   -------
                                                           (2,409)   (2,198)   (3,443)
                                                          -------   -------   -------
Dispositions............................................       --        --    (1,450)
Net Balance at December 31..............................    3,901     3,560     3,276
  Add: Reinsurance recoverables.........................      290       287       284
                                                          -------   -------   -------
Balance at December 31..................................  $ 4,191   $ 3,847   $ 3,560
                                                          =======   =======   =======

     As a result of changes in estimates of insured events in the prior years, the claims and claim adjustment expenses decreased $41 million in 2005 due to a refinement in the estimation methodology for non-medical health long-term care claim reserves, improved loss ratio reserves for non-medical health claim reserves and improved claim management.

     In 2004, the claims and claim adjustment expense decreased by $9 million due to improved loss ratios in non-medical health claim reserves and improved claims management.

     In 2003, prior to the sale of Met P&C, the claims and claim adjustment expense increased by $28 million as a result of the re-evaluation of loss trends related to the automobile line of business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

ANNUITY CONTRACTS

                                                                    DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2005                             2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value..........................    $   2,527              N/A       $   2,039              N/A
  Net amount at risk.....................    $       1(1)           N/A       $      11(1)           N/A
  Average attained age of
     contractholders.....................     58 years              N/A        58 years              N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value..........................    $  31,646        $   3,847       $  29,834        $   2,659
  Net amount at risk.....................    $     521(1)     $      17(2)    $     735(1)     $       7(2)
  Average attained age of
     contractholders.....................     60 years         57 years        61 years         56 years
TWO TIER ANNUITIES
  General account value..................          N/A        $     299             N/A        $     301
  Net amount at risk.....................          N/A        $      36(3)          N/A        $      36(3)
  Average attained age of
     contractholders.....................          N/A         58 years             N/A         58 years

UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                                    DECEMBER 31,
                                                ----------------------------------------------------
                                                          2005                        2004
                                                ------------------------    ------------------------
                                                SECONDARY      PAID UP      SECONDARY      PAID UP
                                                GUARANTEES    GUARANTEES    GUARANTEES    GUARANTEES
                                                ----------    ----------    ----------    ----------
                                                                   (IN MILLIONS)
Account value (general and separate
  account)....................................  $   5,413     $   1,680     $   4,715     $   1,659
Net amount at risk............................  $  98,907(1)  $  15,633(1)  $  94,163(1)  $  16,830(1)
Average attained age of policyholders.........   45 years      52 years      45 years      51 years

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

(3) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                       ANNUITY CONTRACTS          UNIVERSAL AND VARIABLE
                                 ------------------------------       LIFE CONTRACTS
                                                   GUARANTEED     -----------------------
                                   GUARANTEED     ANNUITIZATION   SECONDARY     PAID UP
                                 DEATH BENEFITS     BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                 --------------   -------------   ----------   ----------   -----
                                                          (IN MILLIONS)
Balance at January 1, 2004.....       $ 8              $16           $ 6          $ 6       $ 36
Incurred guaranteed benefits...         4               (9)            4            1         --
Paid guaranteed benefits.......        (6)              --            (4)          --        (10)
                                      ---              ---           ---          ---       ----
Balance at December 31, 2004...         6                7             6            7         26
Incurred guaranteed benefits...         4               --             2            5         11
Paid guaranteed benefits.......        (2)              --            (1)          --         (3)
                                      ---              ---           ---          ---       ----
Balance at December 31, 2005...       $ 8              $ 7           $ 7          $12       $ 34
                                      ===              ===           ===          ===       ====

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................  $21,143   $18,873
  Bond......................................................    2,606     2,270
  Balanced..................................................    1,074       886
  Money Market..............................................      206       212
  Specialty.................................................      229        79
                                                              -------   -------
     TOTAL..................................................  $25,258   $22,320
                                                              =======   =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $57,406 million and $53,382 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $15,746 million and $15,125 million at December 31, 2005 and 2004, respectively. The latter category consisted primarily of Met Managed Guaranteed Interest Contracts and participating close-out contracts. The average interest rates credited on these contracts were 4.5% and 4.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,058 million, $998 million and $899 million for the years ended December 31, 2005, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2005, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheets include $0 million, $30 million and $1 million, respectively, of the Company's proportional interest in separate accounts. At December 31, 2004, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheets include $27 million, $20 million and $1 million, respectively, of the Company's proportional interest in separate accounts.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $25 million per life on single life policies and $30 million per life on survivorship policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company had also protected itself through the purchase of combination risk coverage. This reinsurance coverage pooled risks from several lines of business and included individual and group life claims in excess of $2 million per policy. This combination risk coverage was commuted during 2005, resulting in a $2 million reduction in premiums and annuity considerations.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA") retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Direct premiums earned..................................  $16,466   $15,347   $16,794
Reinsurance assumed.....................................    5,046     4,330     3,565
Reinsurance ceded.......................................   (2,256)   (2,240)   (2,260)
                                                          -------   -------   -------
Net premiums earned.....................................  $19,256   $17,437   $18,099
                                                          =======   =======   =======
Reinsurance recoveries netted against policyholder
  benefits and claims...................................  $ 1,495   $ 1,626   $ 2,032
                                                          =======   =======   =======



     Written premiums are not materially different than earned premiums presented in the preceding table.



     For the years ended December 31, 2005, 2004, and 2003, ceded and assumed include affiliated transactions of $529 million, $457 million and $436 million, respectively.


     Reinsurance recoverables, included in premiums and other receivables, were $3,796 million and $3,735 million at December 31, 2005 and 2004, respectively, including $1,261 million and $1,302 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $263 million and $100 million at December 31, 2005 and 2004, respectively.


     Included in premiums and other receivables are reinsurance due from Exeter Reassurance Company, Ltd., Texas Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company ("MLI USA"), The Travelers Insurance Company, and MetLife Investors Insurance Company related parties of $1,422 million and $269 million at December 31, 2005 and 2004.


     Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from COVA Corporation, Metropolitan Tower Life Insurance Company, MetLife Investors Group, Inc., First MetLife Investors Insurance Company, MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd. and Traveler's Insurance Company related parties of $1,228 million, $268 million, $389 million and $3,064 million at December 31, 2005. Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from COVA Corporation, Metropolitan Tower Life Insurance Company, MetLife Investors Group, Inc., First MetLife Investors Insurance Company, MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd. and Metropolitan Life and Annuity Company related parties of $863 million, $415 million, $256 million and $2,215 million at December 31, 2004.


     Effective January 1, 2005, a subsidiary of the Company, General American Life Insurance Company ("General American") entered into a reinsurance agreement to cede an in force block of business to MLI USA, an affiliate. This agreement covered certain term and universal life policies issued by General American on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, General American transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, General American recognized a realized gain of $19 million, net of income taxes. General American also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, General American ceded premiums and related fees of $192 million and ceded benefits and related costs of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.



     For the years ended December 31, 2005 and 2004, premiums, policyholder benefits and claims, and commission expenses include assumed related party transactions of $37 million, $106 million, and $137 million and $38 million, $50 million, and $5 million, respectively.


6.  CLOSED BLOCK

     On April 7, 2000 (the "date of demutualization"), Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.


     For the years ended December 31, 2005 and 2004, premiums, policyholder benefits and claims, and commission expenses include ceded related party transactions of $141 million, $48 million, and $550 million and $130 million, $25 million and $20 million.


     Closed block liabilities and assets designated to the closed block are as follows:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits......................................  $42,759   $42,348
Other policyholder funds....................................      257       258
Policyholder dividends payable..............................      693       690
Policyholder dividend obligation............................    1,607     2,243
Payables for collateral under securities loaned and other
  transactions..............................................    4,289     4,287
Other liabilities...........................................      200       199
                                                              -------   -------
     Total closed block liabilities.........................   49,805    50,025
                                                              -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $27,892 and $27,757, respectively)....   29,270    29,766
  Trading securities, at fair value (cost: $3 and $0,
     respectively)..........................................        3        --
  Equity securities available-for-sale, at fair value (cost:
     $1,180 and $898, respectively).........................    1,341       979
  Mortgage loans on real estate.............................    7,790     8,165
  Policy loans..............................................    4,148     4,067
  Short-term investments....................................       41       101
  Other invested assets.....................................      477       221
                                                              -------   -------
     Total investments......................................   43,070    43,299
Cash and cash equivalents...................................      512       325
Accrued investment income...................................      506       511
Deferred income taxes.......................................      902     1,002
Premiums and other receivables..............................      270       103
                                                              -------   -------
     Total assets designated to the closed block............   45,260    45,240
                                                              -------   -------
Excess of closed block liabilities over assets designated to
  the closed block..........................................    4,545     4,785
                                                              -------   -------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Amounts included in accumulated other comprehensive income
  (loss):
  Net unrealized investment gains, net of deferred income
     tax of $554 and $752, respectively.....................      985     1,338
  Unrealized derivative gains (losses), net of deferred
     income tax benefit of ($17) and ($31), respectively....      (31)      (55)
  Allocated to policyholder dividend obligation, net of
     deferred income tax benefit of ($538) and ($763),
     respectively...........................................     (954)   (1,356)
                                                              -------   -------
     Total amounts included in accumulated other
      comprehensive income (loss)...........................       --       (73)
                                                              -------   -------
Maximum future earnings to be recognized from closed block
  assets and liabilities....................................  $ 4,545   $ 4,712
                                                              =======   =======

     Information regarding the policyholder dividend obligation is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Balance at beginning of year...............................  $2,243   $2,130   $1,882
Impact on revenues, net of expenses and income taxes.......      (9)     124       --
Change in unrealized investment and derivative gains
  (losses).................................................    (627)     (11)     248
                                                             ------   ------   ------
Balance at end of year.....................................  $1,607   $2,243   $2,130
                                                             ======   ======   ======

     Closed block revenues and expenses were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
Premiums...................................................  $3,062   $3,156   $3,365
Net investment income and other revenues...................   2,382    2,504    2,554
Net investment gains (losses)..............................      10      (19)    (128)
                                                             ------   ------   ------
  Total revenues...........................................   5,454    5,641    5,791
                                                             ------   ------   ------
EXPENSES
Policyholder benefits and claims...........................   3,478    3,480    3,660
Policyholder dividends.....................................   1,465    1,458    1,509
Change in policyholder dividend obligation.................      (9)     124       --
Other expenses.............................................     263      275      297
                                                             ------   ------   ------
  Total expenses...........................................   5,197    5,337    5,466
                                                             ------   ------   ------
Revenues, net of expenses before income taxes..............     257      304      325
Income taxes...............................................      90      109      118
                                                             ------   ------   ------
Revenues, net of expenses and income taxes.................  $  167   $  195   $  207
                                                             ======   ======   ======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The change in maximum future earnings of the closed block is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Balance at end of year.....................................  $4,545   $4,712   $4,907
Balance at beginning of year...............................   4,712    4,907    5,114
                                                             ------   ------   ------
Change during year.........................................  $ (167)  $ (195)  $ (207)
                                                             ======   ======   ======

     Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

7.  DEBT

     At December 31, 2005 and 2004, debt outstanding is as follows:

                                       INTEREST RATES
                                   ----------------------                DECEMBER 31,
                                                 WEIGHTED               ---------------
                                      RANGE      AVERAGE    MATURITY     2005     2004
                                   -----------   --------   ---------   ------   ------
                                                                         (IN MILLIONS)
Surplus notes -- affiliated......     5.00%       5.00%       2007      $  800   $   --
Surplus notes....................  7.63%-7.88%    7.76%     2015-2025      696      946
Capital notes -- affiliated......     7.13%       7.13%     2032-2033      500      500
Junior subordinated debentures...     6.75%       6.75%       2065         399       --
Senior notes.....................  6.75%-7.25%    6.92%     2006-2011      300      300
Fixed rate notes.................  4.20%-6.32%    4.96%     2006-2010      102      106
Other notes with varying interest
  rates..........................  4.45%-5.89%    5.45%     2006-2012       93      133
Capital lease obligations........                                           71       65
                                                                        ------   ------
Total long-term debt.............                                        2,961    2,050
Total short-term debt............                                          453    1,445
                                                                        ------   ------
                                                                        $3,414   $3,495
                                                                        ======   ======

  LONG-TERM DEBT

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed interest rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065.


     On December 22, 2005, the Company issued an $800 million, 5% surplus note to the Holding Company which matures on December 31, 2007.


     The Company repaid a $250 million, 7% surplus note which matured on November 1, 2005.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $183 million in 2006, $837 million in 2007, $13 million in 2008, $8 million in 2009, $98 million in 2010 and $1,822 million thereafter.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Collateralized debt, which consists of capital lease obligations, ranks highest in priority; followed by unsecured senior debt which consist of senior notes, fixed rate notes, other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures; followed by surplus and capital notes. Payments of interest and principal on the Company's surplus notes may be made only with the prior approval of the insurance department of the state of domicile.


  SHORT-TERM DEBT

     At December 31, 2005 and 2004, the Company's short-term debt consisted of commercial paper with a weighted average interest rate of 3.3% and 2.3%, respectively. The debt was outstanding for an average of 47 days and 27 days at December 31, 2005 and 2004, respectively.

CREDIT FACILITIES AND LETTERS OF CREDIT

     The Company maintains committed and unsecured credit facilities aggregating $3.65 billion as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and $3.0 billion of the facilities also serve as back-up lines of credit for the Company's commercial paper programs. The following table provides details on these facilities as of December 31, 2005:


                                                         COMPANY     METLIFE, INC.
                                                        LETTERS OF    LETTERS OF
                                                          CREDIT        CREDIT                    UNUSED
BORROWER(S)                    EXPIRATION    CAPACITY   ISSUANCES      ISSUANCES     DRAWDOWN   COMMITMENTS
-----------                    ----------    --------   ----------   -------------   --------   -----------
                                                             (IN MILLIONS)
MetLife, Inc., MetLife
  Funding, Inc. and
  Metropolitan Life
  Insurance Company........    April 2009     $1,500       $218          $156          $ --       $1,126
MetLife, Inc. and MetLife
  Funding, Inc.............    April 2010      1,500         --            --            --        1,500
Reinsurance Group of
  America, Incorporated....   January 2006        26         --            --            26           --
Reinsurance Group of
  America, Incorporated....     May 2007          26         --            --            26           --
Reinsurance Group of
  America, Incorporated....  September 2010      600        320            --            50          230
                                              ------       ----          ----          ----       ------
  Total....................                   $3,652       $538          $156          $102       $2,856
                                              ======       ====          ====          ====       ======



     At December 31, 2005 and 2004 the Company had outstanding $717 million and $584 million, respectively, in letters of credit from various banks, of which $538 million and $135 million, respectively were part of committed facilities. The Company's letters of credit outstanding at December 31, 2005 and 2004 all automatically renew for one year periods. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.


  OTHER

     Interest expense related to the Company's indebtedness included in other expenses was $189 million, $201 million and $265 million for the years ended December 31, 2005, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

8. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million, at both December 31, 2005 and 2004. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2005, 2004 and 2003.

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2005 and 2004.

9.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                                2005      2004     2003
                                                              --------   ------   ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $  576     $820     $321
  State and local...........................................       64       45       19
  Foreign...................................................       21        5        2
                                                               ------     ----     ----
                                                                  661      870      342
                                                               ------     ----     ----
Deferred:
  Federal...................................................      433       13      274
  State and local...........................................       11       (7)      27
  Foreign...................................................       --       --       --
                                                               ------     ----     ----
                                                                  444        6      301
                                                               ------     ----     ----
Provision for income taxes..................................   $1,105     $876     $643
                                                               ======     ====     ====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              -------   -------   ------
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $1,242    $1,084    $ 805
Tax effect of:
  Tax exempt investment income..............................     (84)      (69)    (101)
  State and local income taxes..............................      33        17       42
  Prior year taxes..........................................     (20)     (104)     (25)
  Foreign operations net of foreign income taxes............     (25)      (25)     (17)
  Other, net................................................     (41)      (27)     (61)
                                                              ------    ------    -----
Provision for income taxes..................................  $1,105    $  876    $ 643
                                                              ======    ======    =====

     The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004, the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the 2004 tax expense as an adjustment to prior year taxes. The Company also received $22 million in interest on such settlement and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002 and the Company expects it to be completed in 2006. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $ 2,477   $ 2,998
  Net operating losses......................................      574       216
  Capital loss carryforwards................................       59       108
  Tax credit carryover......................................      100        --
  Litigation related........................................       62        84
  Other.....................................................       42       124
                                                              -------   -------
                                                                3,314     3,530
  Less: Valuation allowance.................................        9        16
                                                              -------   -------
                                                                3,305     3,514
                                                              -------   -------
Deferred income tax liabilities:
  Investments...............................................    1,802     1,554
  Deferred policy acquisition costs.........................    3,134     3,095
  Net unrealized investment gains...........................    1,029     1,391
  Other.....................................................       69       145
                                                              -------   -------
                                                                6,034     6,185
                                                              -------   -------
Net deferred income tax liability...........................  $(2,729)  $(2,671)
                                                              =======   =======

     Domestic net operating loss carryforwards amount to $1,614 million at December 31, 2005 and will expire beginning in 2016. Foreign net operating loss carryforwards amount to $27 million at December 31, 2005 and were generated in various foreign countries with expiration periods of five years to infinity. Capital loss carryforwards amount to $168 million at December 31, 2005 and will expire beginning in 2006. Tax credit carryforwards amount to $100 million at December 31, 2005 and will expire beginning in 2006.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2005, the Company's $7 million reduction in the deferred income tax valuation allowance resulted from the sale of the subsidiary to which the foreign net operating loss carryforwards and valuation allowance resulted.

10.  CONTINGENCIES, COMMITMENTS, AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005.

  Sales Practices Claims

     Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits generally are referred to as "sales practices claims."

     In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, MIAC or MTL between January 1, 1982 and December 31, 1997.

     Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement.

     Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits, including lawsuits or other proceedings relating to the sale of mutual funds and other products, have been brought. As of December 31, 2005, there are approximately 338 sales practices litigation matters pending against Metropolitan Life; approximately 45 sales practices litigation matters pending against New England Mutual, New

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

England Life Insurance Company ("NELICO"), and New England Securities Corporation (collectively, "New England") and approximately 34 sales practices litigation matters pending against General American. Metropolitan Life, New England, and General American continue to defend themselves vigorously against these litigation matters. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England and General American.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's and General American's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Asbestos-Related Claims

     Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits principally have been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and have alleged that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

     Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. Since 2002, trial courts in California, Utah, Georgia, New York, Texas, and Ohio granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

     Metropolitan Life continues to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

     Bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the cost of resolving claims and could result in an increase in the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such bankruptcies by certain other defendants. In addition, publicity regarding legislative reform efforts may result in an increase or decrease in the number of claims.

     Metropolitan Life previously reported that it had received approximately 23,500 asbestos-related claims in 2004. In the context of reviewing in the third quarter of 2005 certain pleadings received in 2004, it was determined that there was a small undercount of Metropolitan Life's asbestos-related claims in 2004. Accordingly, Metropolitan Life now reports that it received approximately 23,900 asbestos-related claims in 2004. The total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:

                                                         AT OR FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                       ------------------------------
                                                         2005       2004       2003
                                                       --------   --------   --------
                                                           (DOLLARS IN MILLIONS)
Asbestos personal injury claims at year end
  (approximate)......................................   100,250    108,000    111,700
Number of new claims during the year (approximate)...    18,500     23,900     58,750
Settlement payments during the year(1)...............  $   74.3   $   85.5   $   84.2

---------------

(1) Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

     The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) was within the coverage of the excess insurance policies discussed below. Metropolitan Life regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2005.

     During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

     Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in 2003, 2004 and 2005 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable with respect to later periods may be less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims and $15.1 million with respect to 2004 claims and estimated as of December 31, 2005, to be approximately $45.4 million in the aggregate, including future years.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended (the "plan") and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions named as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance (the "Superintendent") and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. In 2003, a trial court within the commercial part of the New York State court granted the defendants' motions to dismiss two purported class actions. In 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. Plaintiffs' motion to certify a litigation class is pending. Another purported class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the state court class actions seek compensatory relief and punitive damages. Five persons brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners sought to vacate the Superintendent's Opinion and Decision and enjoin him from granting final

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

approval of the plan. On November 10, 2005, the trial court granted respondents' motions to dismiss this proceeding. Petitioners have filed a notice of appeal. In a class action against Metropolitan Life and the Holding Company pending in the United States District Court for the Eastern District of New York, plaintiffs served a second consolidated amended complaint in 2004. In this action, plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. In 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. On July 19, 2005, this federal trial court certified a class action against Metropolitan Life and the Holding Company. Metropolitan Life and the Holding Company have filed a petition seeking permission for an interlocutory appeal from this order. On or about March 29, 2006, the United States Court of Appeals for the Second Circuit denied the petition. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

     On April 30, 2004, a lawsuit was filed in New York state court in New York County against the Holding Company and Metropolitan Life on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. In their amended complaint, plaintiffs challenged the treatment of the cost of the sales practices settlement in the demutualization of Metropolitan Life and asserted claims of breach of fiduciary duty, common law fraud, and unjust enrichment. In an order dated July 13, 2005, the court granted the defendants' motion to dismiss the action and the plaintiffs have filed a notice of appeal.

  Other

     A putative class action lawsuit which commenced in October 2000 is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases. In September 2005, Metropolitan Life's motion for summary judgment was granted. Plaintiffs have moved for reconsideration.

     On February 21, 2006, the SEC and New England Securities Corporation ("NES"), a subsidiary of NELICO, resolved a formal investigation of NES that arose in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES previously provided restitution to the affected clients and the settlement includes additional client payments to be made by NES in the total amount of approximately $2,615,000. No penalties were imposed.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to filing MetLife, Inc's June 30, 2003 Form 10-Q, MetLife, Inc. announced a $31 million after-tax charge related to New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC opened a formal investigation of the matter and, in December 2004, NELICO received a Wells Notice in connection with the SEC investigation. The staff of the SEC has notified NELICO that no enforcement action has been recommended against NELICO.

     In May 2003, the American Dental Association and three individual providers sued the Holding Company and/or its subsidiaries and Cigna in a purported class action lawsuit brought in a Florida federal district court. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The Holding Company and/or its subsidiaries are vigorously defending the matter. The district court has granted in part and denied in part the defendant's motion to dismiss. The Holding Company and/or its subsidiaries has filed another motion to dismiss. The court has issued a tag-along order, related to a medical managed care trial, which will stay the lawsuit indefinitely.

     In a lawsuit commenced in June 1998, a New York state court granted in 2004 plaintiffs' motion to certify a litigation class of owners of certain participating life insurance policies and a sub-class of New York owners of such policies in an action asserting that Metropolitan Life breached their policies and violated New York's General Business Law in the manner in which it allocated investment income across lines of business during a period ending with the 2000 demutualization. Plaintiffs sought compensatory damages. In January 2006, the appellate court reversed the class certification order. On November 23, 2005, the trial court issued a Memorandum Decision granting Metropolitan Life's motion for summary judgment. Plaintiffs have filed a notice of appeal of the trial's court's decision.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     On April 10, 2006, the SEC and Metropolitan Life resolved a formal investigation of Metropolitan Life relating to certain sales by a former Company sales representative to the Sheriff's Department of Fulton County, Georgia. Metropolitan Life previously provided partial restitution to the Fulton County Sheriff's office, and the settlement includes a payment to the SEC of a $250,000 fine.

     The Holding Company and/or affiliates has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and the Holding Company and/or affiliates, whether the Holding Company and/or affiliates has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, the Attorney General for the State of New York was advised that the Holding

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company and/or affiliates was not aware of any instance in which the Holding Company and/or affiliates had provided a "fictitious" or "inflated" quote. The Holding Company and/or affiliates also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and the Holding Company and/or affiliates' awareness of any "sham" bids for business. The Holding Company and/or affiliates also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that were submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom were submitted such bids or quotes, and communications with a certain broker. The Holding Company and/or affiliates has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on the Holding Company and/or affiliates asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on the Holding Company and/or affiliates seeking, among other things, copies of materials produced in response to the subpoenas discussed above. The Holding Company and/or affiliates has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on the Holding Company and/or affiliates seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. The Holding Company and/or affiliates continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. The Holding Company and/or affiliates are continuing to conduct an internal review of its commission payment practices.

     Approximately sixteen broker-related lawsuits in which the Holding Company and/or affiliates was named as a defendant were filed. Voluntary dismissals and consolidations have reduced the number of pending actions to four. In one of these, the California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another of these actions is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that the Holding Company, Metropolitan Life, several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. Plaintiffs in several other actions have voluntarily dismissed their claims. The Holding Company and/or affiliates intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that the Holding Company and/or affiliates will receive additional subpoenas, interrogatories, requests and lawsuits. The Holding Company and/or affiliates will fully cooperate with all regulatory inquiries and intends to vigorously defend all lawsuits.

     The Holding Company has received a subpoena from the Connecticut Attorney General requesting information regarding its participation in any finite reinsurance transactions. The Holding Company and/or

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

affiliates has also received information requests relating to finite insurance or reinsurance from other regulatory and governmental authorities. The Holding Company and/or affiliates believe it has appropriately accounted for its transactions of this type and intends to cooperate fully with these information requests. The Company believes that a number of other industry participants have received similar requests from various regulatory and governmental authorities. It is reasonably possible that Holding Company and/or affiliates may receive additional requests. The Holding Company and any such affiliates will fully cooperate with all such requests.

     The NASD staff notified NES that it has made a preliminary determination to file charges of violations of the NASD's and the SEC's rules. The pending investigation was initiated after NES and certain affiliates reported to the NASD that a limited number of mutual fund transactions processed by firm representatives and at the firms' consolidated trading desk, during the period April through December 2003, had been received from customers after 4:00 p.m., Eastern time, and received the same day's net asset value. The potential charges of violations of the NASD's and the SEC's rules relate to the processing of transactions received after 4:00 p.m., the firms' maintenance of books and records, supervisory procedures and responses to the NASD's information requests. Under the NASD's procedures, the firm has submitted a response to the NASD staff. The NASD staff has not made a formal recommendation regarding whether any action alleging violations of the rules should be filed. NES continues to cooperate fully with the NASD.

     In February 2006, the Company learned that the SEC commenced a formal investigation of NES in connection with the suitability of its sales of various universal life insurance policies. The Company believes that others in the insurance industry are the subject of similar investigations by the SEC. NES is cooperating fully with the SEC.

     Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to defend itself vigorously against these cases.

     Various litigation, including purported or certified class actions, and various claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were $1 million for the year ended December 31, 2005. There were no assessments levied against the Company for the years ended December 31, 2004 and 2003. The Company maintained a liability of $48 million, and a related asset for premium tax offsets of $34 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

  IMPACT OF HURRICANES

     On August 29, 2005, Hurricane Katrina made landfall in the states of Louisiana, Mississippi and Alabama causing catastrophic damage to these coastal regions. As of December 31, 2005, the Institutional segment recorded net losses of $14 million, net of income taxes and reinsurance recoverables related to the catastrophe.

     Additional hurricane-related losses may be recorded in future periods as claims are received from insureds. Based on information currently known by management, it does not believe that additional claim losses resulting from the hurricane will have a material adverse impact on the Company's consolidated financial statements.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                            RENTAL   SUBLEASE    RENTAL
                                                            INCOME    INCOME    PAYMENTS
                                                            ------   --------   --------
                                                                   (IN MILLIONS)
2006......................................................   $418      $18        $174
2007......................................................   $376      $14        $152
2008......................................................   $309      $11        $122
2009......................................................   $251      $ 5        $101
2010......................................................   $199      $ 4        $ 86
Thereafter................................................   $595      $10        $485

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,956 million and $1,320 million at December 31, 2005

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2,603 million and $1,161 million at December 31, 2005 and 2004, respectively.

  OTHER COMMITMENTS


     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock.


GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $1.7 billion, with a cumulative maximum of $3.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In the first quarter of 2005, the Company recorded a liability of $4 million with respect to indemnities provided in connection with a certain disposition. The approximate term for this liability is 18 months. The maximum potential amount of future payments the Company could be required to pay under these indemnities is approximately $500 million. Due to the uncertainty in assessing changes to the liability over the term, the liability on the Company's consolidated balance sheets will remain until either expiration or settlement of the guarantee unless evidence clearly indicates that the estimates should be revised. The Company's recorded liabilities at December 31, 2005 for indemnities, guarantees and commitments were

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$4 million. The Company had no liability at December 31, 2004 for indemnities, guarantees and commitments.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $444 million at December 31, 2005. The credit default swaps expire at various times during the next six years.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company has both qualified and non-qualified defined benefit pension plans that together cover eligible employees and sales representatives of the Company. The Company is both the sponsor and administrator of the Metropolitan Life Retirement Plan for United States Employees and the Metropolitan Life Auxiliary Plan, (collectively "the Plans"). The Plans cover eligible employees and retirees of the sponsor and its participating affiliates. Participating affiliates have no legal obligation for benefits under the Plans; however, participating affiliates are allocated a proportionate share of net expense related to the Plans. The Company's proportionate share of net expense related to the Plans was $134 million or 95%. Other defined benefit pension plans are sponsored and administered by subsidiaries of the Company and the related expense is immaterial to the Company. Retirement benefits under the plans are based upon years of credited service and final average or career average earnings history.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through insurance contracts. The Company is both the sponsor and administrator of the Postretirement Health and Life Plan, ("the Postretirement Plan"). The Postretirement Plan covers eligible employees and retirees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003). Participating affiliates have no legal obligation for benefits under the Postretirement Plan; however, participating affiliates are allocated a proportionate share of net expense related to the Postretirement Plan. The Company's proportionate share of net expense related to the Postretirement Plan was $60 million or 87% for the year ended December 31, 2005. Other postretirement plans are sponsored and administered by subsidiaries of the Company and the related expense is immaterial to the Company. Substantially all of the employees of the Company and its participating affiliates may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company or its participating affiliates.

     A December 31 measurement date is used for all of the defined benefit pension and other postretirement benefit plans.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                  DECEMBER 31,
                                                    ----------------------------------------
                                                                        OTHER POSTRETIREMENT
                                                    PENSION BENEFITS          BENEFITS
                                                    -----------------   --------------------
                                                     2005      2004       2005        2004
                                                    -------   -------   ---------   --------
                                                                 (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of
  year............................................  $5,481    $5,233     $ 1,962     $2,078
  Service cost....................................     141       128          36         31
  Interest cost...................................     315       308         120        118
  Plan participants' contributions................      --        --          28         25
  Acquisitions and divestitures...................      --        (3)          1         --
  Actuarial losses (gains)........................      90       143         168       (139)
  Change in benefits..............................      --        --           3          2
  Benefits paid...................................    (310)     (328)       (158)      (153)
                                                    ------    ------     -------     ------
Projected benefit obligation at end of year.......   5,717     5,481       2,160      1,962
                                                    ------    ------     -------     ------
Change in plan assets:
Contract value of plan assets at beginning of
  year............................................   5,351     4,690       1,059      1,001
  Actual return on plan assets....................     397       410          61         95
  Acquisitions and divestitures...................      --        (3)         --         --
  Employer contribution...........................       3       524           1          1
  Benefits paid...................................    (280)     (270)        (30)       (38)
                                                    ------    ------     -------     ------
Fair value of plan assets at end of year..........   5,471     5,351       1,091      1,059
                                                    ------    ------     -------     ------
Underfunded.......................................    (246)     (130)     (1,069)      (903)
Unrecognized net asset at transition..............      --        --          --         --
Unrecognized net actuarial losses.................   1,526     1,506         376        198
Unrecognized prior service cost...................      52        68        (123)      (164)
                                                    ------    ------     -------     ------
Prepaid (accrued) benefit cost....................  $1,332    $1,444     $  (816)    $ (869)
                                                    ======    ======     =======     ======
Qualified plan prepaid pension cost...............  $1,689    $1,777     $    --     $   --
Non-qualified plan accrued pension cost...........    (435)     (477)       (816)      (869)
Intangible assets.................................      12        14          --         --
Accumulated other comprehensive loss..............      66       130          --         --
                                                    ------    ------     -------     ------
Prepaid (accrued) benefit cost....................  $1,332    $1,444     $  (816)    $ (869)
                                                    ======    ======     =======     ======

     The prepaid (accrued) benefit cost for pension benefits presented in the above table consists of prepaid benefit costs of $1,691 million and $1,778 million as of December 31, 2005 and 2004, respectively, and accrued benefit costs of $359 million and $334 million as of December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                       NON-QUALIFIED
                                     QUALIFIED PLAN        PLAN             TOTAL
                                     ---------------   -------------   ---------------
                                      2005     2004    2005    2004     2005     2004
                                     ------   ------   -----   -----   ------   ------
                                                       (IN MILLIONS)
Aggregate fair value of plan assets
  (principally Company
  contracts).......................  $5,471   $5,351   $  --   $  --   $5,471   $5,351
Aggregate projected benefit
  obligation.......................   5,209    4,957     508     524    5,717    5,481
                                     ------   ------   -----   -----   ------   ------
Over (under) funded................  $  262   $  394   $(508)  $(524)  $ (246)  $ (130)
                                     ======   ======   =====   =====   ======   ======

     The accumulated benefit obligation for all defined benefit pension plans was $5,308 million and $5,111 million at December 31, 2005 and 2004, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets:

                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Projected benefit obligation................................  $530    $542
Accumulated benefit obligation..............................  $442    $476
Fair value of plan assets...................................  $ 16    $ 14

     Information for pension and other postretirement plans with a projected benefit obligation in excess of plan assets:

                                                                DECEMBER 31,
                                                        -----------------------------
                                                                           OTHER
                                                          PENSION     POSTRETIREMENT
                                                         BENEFITS        BENEFITS
                                                        -----------   ---------------
                                                        2005   2004    2005     2004
                                                        ----   ----   ------   ------
                                                                (IN MILLIONS)
Projected benefit obligation..........................  $530   $542   $2,160   $1,962
Fair value of plan assets.............................  $ 16   $ 14   $1,091   $1,059

     The components of net periodic benefit cost were as follows:

                                                                  OTHER POSTRETIREMENT
                                            PENSION BENEFITS            BENEFITS
                                          ---------------------   ---------------------
                                          2005    2004    2003    2005    2004    2003
                                          -----   -----   -----   -----   -----   -----
                                                          (IN MILLIONS)
Service cost............................  $ 141   $ 128   $ 122   $ 36    $ 31    $ 38
Interest cost...........................    315     308     311    120     118     122
Expected return on plan assets..........   (443)   (425)   (331)   (78)    (77)    (71)
Amortization of prior actuarial
  losses................................    116     102      86     14       7       8
Amortization of prior service cost......     16      16      16    (18)    (19)    (20)
Curtailment cost........................     --      --      10     --      --       3
                                          -----   -----   -----   ----    ----    ----
Net periodic benefit cost...............  $ 145   $ 129   $ 214   $ 74    $ 60    $ 80
                                          =====   =====   =====   ====    ====    ====

     The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Prescription Drug Act"). The other postretirement benefit plan accumulated benefit obligation were remeasured effective July 1, 2004

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in order to determine the effect of the expected subsidies on net periodic other postretirement benefit cost. As a result, the accumulated other postretirement benefit obligation was reduced by $213 million at July 1, 2004 and net periodic other postretirement benefit cost from July 1, 2004 through December 31, 2004 was reduced by $17 million. The reduction of net periodic benefit cost was due to reductions in service cost of $3 million, interest cost of $6 million, and amortization of prior actuarial loss of $8 million.

     The reduction in the accumulated postretirement benefit obligation related to the Prescription Drug Act was $298 million and $230 million as of December 31, 2005 and 2004, respectively. For the year ended December 31, 2005, the reduction of net periodic postretirement benefit cost was $45 million, which was due to reductions in service cost of $6 million, interest cost of $16 million and amortization of prior actuarial loss of $23 million. An additional $23 million reduction in the December 31, 2005 accumulated other postretirement benefit obligation is the result of an actuarial loss recognized during the year resulting from updated assumptions including a January 1, 2005 participant census and new claims cost experience and the effect of a December 31, 2005 change in the discount rate.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                                              OTHER
                                                                         POSTRETIREMENT
                                                     PENSION BENEFITS       BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................   5.80%     5.86%    5.79%    5.86%
Rate of compensation increase......................   4%-8%     4%-8%      N/A      N/A

     Assumptions used in determining net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                  ------------------------------------------------------
                                    PENSION BENEFITS      OTHER POSTRETIREMENT BENEFITS
                                  ---------------------   ------------------------------
                                  2005    2004    2003      2005       2004       2003
                                  -----   -----   -----   --------   --------   --------
Weighted average discount
  rate..........................  5.85%   6.10%   6.75%    5.83%      6.74%      6.74%
Weighted average expected rate
  of return on plan assets......  8.49%   8.49%   8.50%    7.50%      7.91%      7.77%
Rate of compensation increase...  4%-8%   4%-8%   4%-8%      N/A        N/A        N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The weighted expected return on plan assets for use in that plan's valuation in 2006 is currently anticipated to be 8.25% for pension benefits and other postretirement medical benefits and 6.25% for other postretirement life benefits.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The assumed health care cost trend rates used in measuring the accumulated other postretirement benefit obligation were as follows:

                                                       DECEMBER 31,
                                     -------------------------------------------------
                                               2005                      2004
                                     ------------------------   ----------------------
Pre-Medicare eligible claims.......   9.5% down to 5% in 2014    8% down to 5% in 2010
Medicare eligible claims...........  11.5% down to 5% in 2018   10% down to 5% in 2014

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                              ONE PERCENT   ONE PERCENT
                                                               INCREASE      DECREASE
                                                              -----------   -----------
                                                                    (IN MILLIONS)
Effect on total of service and interest cost components.....     $ 15          $ (12)
Effect of accumulated postretirement benefit obligation.....     $182          $(153)

  PLAN ASSETS

     The weighted average allocation of pension plan and other postretirement benefit plan assets is as follows:

                                                                     DECEMBER 31,
                                                             ----------------------------
                                                                               OTHER
                                                               PENSION     POSTRETIREMENT
                                                              BENEFITS        BENEFITS
                                                             -----------   --------------
                                                             2005   2004   2005     2004
                                                             ----   ----   -----    -----
ASSET CATEGORY
Equity securities..........................................   47%    50%     42%      41%
Fixed maturities...........................................   37%    36%     53%      57%
Other (Real Estate and Alternative Investments)............   16%    14%      5%       2%
                                                             ---    ---     ---      ---
  Total....................................................  100%   100%    100%     100%
                                                             ===    ===     ===      ===

     The weighted average target allocation of pension plan and other postretirement benefit plan assets for 2006 is as follows:

                                                                          OTHER POSTRETIREMENT
                                                       PENSION BENEFITS         BENEFITS
                                                       ----------------   --------------------
ASSET CATEGORY
Equity securities....................................      30%-65%              30%-45%
Fixed maturities.....................................      20%-70%              45%-70%
Other (Real Estate and Alternative Investments)......       0%-25%               0%-10%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

     The account values of the group annuity and life insurance contracts issued by the Company were $6,471 million and $6,335 million as of December 31, 2005 and 2004, respectively. Total revenue from these contracts recognized in the consolidated statements of income was $28 million, $28 million and $90 million for the years ended December 31, 2005, 2004 and 2003, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income, including

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

realized and unrealized gains and losses, credited to the account balances were $460 million, $519 million and $776 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties which are similarly situated.

  CASH FLOWS

     The Company expects to contribute $186 million to its pension plans and $126 million to its other postretirement benefit plans during 2006.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                                          OTHER POSTRETIREMENT
                                                       PENSION BENEFITS         BENEFITS
                                                       ----------------   --------------------
                                                                    (IN MILLIONS)
2006.................................................       $  318                $126
2007.................................................       $  323                $132
2008.................................................       $  334                $137
2009.................................................       $  348                $142
2010.................................................       $  352                $148
2011-2015............................................       $1,968                $820

     Gross subsidy payments expected to be received for the next ten years under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 are as follows:

                                                              OTHER POSTRETIREMENT
                                                                    BENEFITS
                                                              --------------------
                                                                 (IN MILLIONS)
2006........................................................          $11
2007........................................................          $12
2008........................................................          $13
2009........................................................          $13
2010........................................................          $14
2011-2015...................................................          $83

  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $62 million, $55 million and $49 million for the years ended December 31, 2005, 2004 and 2003, respectively.

12.  EQUITY

  PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, the Holding Company contributed 2,532,600 shares of RGA's common stock to a subsidiary of the Company in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Insurance (the "Superintendent") and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The New York State Department of Insurance has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the years ended December 31, 2005, 2004 and 2003, Metropolitan Life paid to the Holding Company $880 million, $797 million and $698 million, respectively, in ordinary dividends, the maximum amount which could be paid to the Holding Company without prior regulatory approval, and an additional $2,320 million, $0 million and $750 million, respectively, in special dividends, as approved by the Superintendent. The maximum amount of the dividend which Metropolitan Life may pay to the Holding Company in 2006 without prior regulatory approval is $863 million.

     Stockholder dividends or other distributions proposed to be paid by NELICO to its parent, Metropolitan Life, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner. NELICO paid no common stockholder dividends for the years ended December 31, 2005, 2004 and 2003.

     For the years ended December 31, 2005, 2004, and 2003, Metropolitan Life received dividends from subsidiaries of $77 million, $14 million and $32 million, respectively.

  STOCK COMPENSATION PLANS

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of non-qualified stock options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock
Plan). The Stock Incentive Plan, 2005 Stock Plan and the Long-Term Performance Compensation Plan ("LTPCP"), as described below, are hereinafter collectively referred to as the "Incentive Plans."

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate number of Holding Company shares reserved for issuance under the 2005 Stock Plan is 68,000,000 plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of stock options. At the commencement of the 2005 Stock Plan, additional shares carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 11,917,472. Each share issued under the 2005 Stock Plan in connection with a stock option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than stock options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by
1.179 shares.

     All stock options granted have an exercise price equal to the fair market value price of the Holding Company's common stock on the date of grant, and a maximum term of ten years. Certain stock options granted under the Stock Incentive Plan and the 2005 Stock Plan become exercisable over a three year period commencing with the date of grant, while other stock options become exercisable three years after the date of grant.

     MetLife, Inc. allocated 92%, 91%, and 100% of stock option expense to the Company in each of the years ended December 31, 2005, 2004 and 2003, respectively. Options outstanding attributable to the expense allocated to Company were as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                   ------------------------------------
                                                      2005         2004         2003
                                                   ----------   ----------   ----------
Outstanding Options..............................  22,249,654   21,428,975   20,213,034
Exercisable Options..............................  14,014,006   12,576,753    4,484,271

     Effective January 1, 2003, MetLife, Inc. and the Company elected to prospectively apply the fair value method of accounting for stock options granted by the Holding Company subsequent to December 31, 2002. As permitted under SFAS 148, stock options granted prior to January 1, 2003 will continue to be accounted for under APB 25. Had compensation expense for grants awarded prior to January 1, 2003 been determined based on fair value at the date of grant in accordance with SFAS 123, the Company's net income would have been reduced to the following pro forma amounts:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Net income.................................................  $3,253   $2,239   $2,001
Add: Stock option-based employee compensation expense
  included in reported net income, net of income taxes.....      30       24       11
Deduct: Total stock option-based employee compensation
  determined under fair value based method for all awards,
  net of income taxes......................................     (32)     (42)     (40)
                                                             ------   ------   ------
Pro forma net income(1)....................................  $3,251   $2,221   $1,972
                                                             ======   ======   ======

---------------

(1) The pro forma earnings disclosures are not necessarily representative of the effects on net income in future years.

     Prior to January 1, 2005, the Black-Scholes model was used to determine the fair value of options granted as recognized in the financial statements or as reported in the pro forma disclosure above. The fair value of stock options issued on or after January 1, 2005 was estimated on the date of grant using a binomial lattice model. The Company made this change because lattice models produce more accurate option values due to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the ability to incorporate assumptions about employee exercise behavior resulting from changes in the price of the underlying shares. In addition, lattice models allow for changes in critical assumptions over the life of the option in comparison to closed-form models like Black-Scholes, which require single-value assumptions at the time of grant.

     The expected volatility used in the binomial lattice model is based on an analysis of historical prices of the Holding Company's stock and options on the Holding Company's shares traded on the open market. The Company used a weighted-average of the implied volatility for traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly share prices. The Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the Holding Company's shares rather than on daily price movements.

     The risk-free rate is based on observed interest rates for instruments with maturities similar to the expected term of the employee stock options. The Black-Scholes model requires a single spot rate, therefore the weighted-average of these rates for all grants in the year indicated is presented in the table below. The binomial lattice model allows for the use of different rates for different years. The table below presents the range of imputed forward rates for US Treasury Strips that was input over the contractual term of the options.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying shares as of the valuation date, adjusted for any expected future changes in the dividend rate. For options valued using the binomial lattice model during the year ended December 31, 2005, the dividend yield as of the measurement date was held constant throughout the life of the option.

     Use of the Black-Scholes model requires an input of the expected life of the options, or the average number of years before options will be exercised or expired. The Company's management estimated expected life using the historical average years to exercise or cancellation and average remaining years outstanding for vested options. Alternatively, the binomial model used by the Company incorporates the contractual term of the options and then considers expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the Company's binomial lattice model is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of options granted at which employees are expected to exercise. The exercise multiple is derived from actual historical exercise activity.

     The following weighted-average assumptions, with the exception of risk-free rates used in 2005 which are expressed as a range, were used in the applicable option-pricing model to determine the fair value of stock options issued for the:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                             2005       2004    2003
                                                          -----------   -----   -----
Dividend yield..........................................         1.20%   0.70%   0.79%
Risk-free rate of return................................   3.33%-4.70%   3.69%   3.62%
Volatility..............................................        23.23%  34.85%  38.56%
Expected life (years)...................................            6       6       6
Exercise multiple.......................................         1.48     N/A     N/A
Post-vesting termination rate...........................         5.19%    N/A     N/A
Contractual term (years)................................           10     N/A     N/A

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
Weighted average fair value of options granted.............  $10.09   $13.25   $10.41
                                                             ======   ======   ======

     Certain levels of Company management also received awards of long-term stock-based compensation. Under the LTPCP, awards are payable in their entirety at the end of a three-year performance period. Each participant was assigned a target compensation amount at the inception of the performance period with the final compensation amount determined based on the total shareholder return on the Holding Company's stock over the three-year performance period, subject to limited further adjustment approved by the Holding Company's Board of Directors. Final awards may be paid in whole or in part with shares of the Holding Company's stock, as approved by the Holding Company's Board of Directors. Beginning in 2005, no further LTPCP target compensation amounts were set. Instead, certain members of management were awarded Performance Shares under the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to
2.0. The factor applied is based on measurements of the Holding Company's performance with respect to (i) change in annual net operating earnings per share; and (ii) proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the Standard and Poor's Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of the Holding Company's stock. On April 15, 2005, 995,150 Performance Shares were awarded to members of Company management, for which the total fair value on the date of grant was approximately $38 million. For the years ended December 31, 2005, 2004 and 2003, compensation expense related to the LTPCP and Performance Shares was $65 million, $45 million, and $42 million, respectively.

     For the years ended December 31, 2005, 2004 and 2003, the aggregate stock-based compensation expense related to the Incentive Plans was $112 million, $82 million and $60 million, respectively, including stock-based compensation for non-employees of $235 thousand, $468 thousand and $550 thousand, respectively.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life and each of its U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life and its insurance subsidiaries.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income of Metropolitan Life, a New York domiciled insurer, was $2,155 million, $2,648 million and $2,169 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the New York State Department of Insurance, was $8,639 million and $8,804 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2005      2004     2003
                                                             --------   ------   ------
                                                                   (IN MILLIONS)
Holding gains on investments arising during the year.......  $(2,222)   $ 520    $ 814
Income tax effect of holding gains.........................      837     (182)    (335)
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income...........................................     (148)    (236)     332
  Amortization of premiums and accretion of discounts
     associated with investments...........................     (186)      (3)    (152)
  Income tax effect........................................      126       86      (72)
Allocation of holding losses on investments relating to
  other policyholder amounts...............................    1,580     (284)    (576)
Income tax effect of allocation of holding losses to other
  policyholder amounts.....................................     (596)     102      228
Unrealized investment gains of subsidiary at date of
  sale.....................................................       15       --      269
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale...............................       (5)      --      (94)
                                                             -------    -----    -----
Net unrealized investment gains (losses)...................     (599)       3      414
                                                             -------    -----    -----
Foreign currency translation adjustments arising during the
  year.....................................................      (54)      79      174
Reclassification adjustment for sale of investment in
  foreign operation........................................        5       --       --
                                                             -------    -----    -----
Foreign currency translation adjustment....................      (49)      79      174
Minimum pension liability adjustment.......................       89       (2)     (82)
                                                             -------    -----    -----
Other comprehensive income (losses)........................  $  (559)   $  80    $ 506
                                                             =======    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Compensation............................................  $ 2,235   $ 2,205   $ 2,305
Commissions.............................................    1,278     1,729     1,694
Interest and debt issue costs...........................      245       183       313
Amortization of DAC and VOBA............................    1,385     1,145     1,386
Capitalization of DAC...................................   (1,619)   (1,817)   (1,982)
Rent, net of sublease income............................      227       216       226
Minority interest.......................................      181       168       119
Other...................................................    1,785     1,754     1,710
                                                          -------   -------   -------
  Total other expenses..................................  $ 5,717   $ 5,583   $ 5,771
                                                          =======   =======   =======

14.  BUSINESS SEGMENT INFORMATION

     The Company provides insurance and financial services to customers in the United States, Canada and Asia. At December 31, 2005 and 2004, the Company's business is divided into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1. The Company's international operations, consisting of the Company's Canadian branch and a joint venture in China, are reported in Corporate & Other for the years ended December 31, 2005 and 2004. For the year ended December 31, 2003, the Company's international operations were reported in a separate International segment. MetLife Indonesia was reported in Corporate & Other through the date of sale, September 29, 2005. See Note 16.

     On July 1, 2005, the Holding Company completed the acquisition of The Travelers Insurance Company ("TIC"), excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). In connection with the Travelers acquisition by the Holding Company, management realigned certain products and services within its segments to better conform to the way it manages and assesses the business. Accordingly, all prior period segment results have been adjusted to reflect such product reclassifications. Also, in connection with the Travelers acquisition by the Holding Company, management has utilized its economic capital model to evaluate the deployment of capital based upon the unique and specific nature of the risks inherent in the Company's existing and newly acquired businesses and has adjusted such allocations based upon this model.

     Economic Capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The Economic Capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process a portion of net investment income is credited to the segments based on the level of allocated equity.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

protection and asset accumulation products, including life insurance, annuities and mutual funds. Through the Company's majority-owned subsidiary, RGA, Reinsurance provides reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets. Auto & Home provides personal lines property and casualty insurance, including private passenger automobile, homeowners and personal excess liability insurance in 2003. International provided life insurance, accident and health insurance, annuities and retirement & savings products to both individuals and groups in 2003.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up and run-off entities, the Company's ancillary international operations in 2005 and 2004, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See
Note 16 for disclosures regarding discontinued operations, including real estate.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2005, 2004 and 2003. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding net investment gains (losses), net of income taxes, adjustments related to net investment gains (losses), net of income taxes, the impact from the cumulative effect of changes in accounting, net of income taxes and discontinued operations, other than discontinued real estate, net of income taxes. Scheduled periodic settlement payments on derivative instruments not qualifying for hedge accounting are included in net investment gains (losses). The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                                                  CORPORATE &
YEAR ENDED DECEMBER 31, 2005           INSTITUTIONAL   INDIVIDUAL   REINSURANCE    OTHER(1)      TOTAL
----------------------------           -------------   ----------   -----------   -----------   --------
                                                                 (IN MILLIONS)
Premiums.............................    $ 11,271       $  4,113      $ 3,869       $     3     $ 19,256
Universal life and investment-type
  product policy fees................         753          1,193           --             2        1,948
Net investment income................       5,249          5,558          606           337       11,750
Other revenues.......................         642             92           58            28          820
Net investment gains (losses)........          76             83           22            (2)         179
Policyholder benefits and claims.....      12,448          4,823        3,206           (32)      20,445
Interest credited to policyholder
  account balances...................       1,347          1,029          220            --        2,596
Policyholder dividends...............           1          1,644           --             2        1,647
Other expenses.......................       2,199          2,173          991           354        5,717
Income from continuing operations
  before provision for income
  taxes..............................       1,996          1,370          138            44        3,548
Income from discontinued operations,
  net of income taxes................         162            295           --           353          810
Cumulative effect of a change in
  accounting, net of income taxes....          --             --           --            --           --
Net income...........................       1,491          1,176           92           494        3,253
Total assets.........................     139,680        141,201       16,049        10,396      307,326
DAC and VOBA.........................       1,098          7,513        2,815            12       11,438
Separate account assets..............      42,063         31,075           14            --       73,152
Policyholder liabilities.............      78,011         86,565       11,751           278      176,605
Separate account liabilities.........      42,063         31,075           14            --       73,152

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                                CORPORATE &
YEAR ENDED DECEMBER 31, 2004                         INSTITUTIONAL   INDIVIDUAL   REINSURANCE    OTHER(1)      TOTAL
----------------------------                         -------------   ----------   -----------   -----------   --------
                                                                               (IN MILLIONS)
Premiums...........................................    $ 10,037       $  4,046      $ 3,348       $     6     $ 17,437
Universal life and investment-type product policy
  fees.............................................         710          1,299           --            --        2,009
Net investment income..............................       4,580          5,352          538           348       10,818
Other revenues.....................................         654            131           56            21          862
Net investment gains (losses)......................         162             85           59           (24)         282
Policyholder benefits and claims...................      11,172          4,836        2,694            34       18,736
Interest credited to policyholder account
  balances.........................................       1,014          1,131          212            --        2,357
Policyholder dividends.............................          --          1,634            1             1        1,636
Other expenses.....................................       1,972          2,348          957           306        5,583
Income from continuing operations before provision
  for income taxes.................................       1,985            964          137            10        3,096
Income from discontinued operations, net of income
  taxes............................................          19             22           --            30           71
Cumulative effect of a change in accounting, net of
  income taxes.....................................         (59)             9           --            (2)         (52)
Net income.........................................       1,267            682           91           199        2,239
Total assets.......................................     132,832        137,756       13,850        15,550      299,988
DAC and VOBA.......................................         997          7,485        2,567            13       11,062
Separate account assets............................      40,462         28,045           14           (14)      68,507
Policyholder liabilities...........................      72,934         86,175       10,464           240      169,813
Separate account liabilities.......................      40,462         28,045           14           (14)      68,507

                                                                               CORPORATE &                      AUTO &
YEAR ENDED DECEMBER 31, 2003        INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER      INTERNATIONAL(1)   HOME(2)    TOTAL
----------------------------        -------------   ----------   -----------   -----------   ----------------   -------   -------
                                                                            (IN MILLIONS)
Premiums..........................     $ 9,063        $4,221       $2,648         $ (6)            $ 5          $2,168    $18,099
Universal life and investment-type
  product policy fees.............         658         1,262           --           --              --              --      1,920
Net investment income.............       4,144         5,421          431          104              48             119     10,267
Other revenues....................         618           240           47           38              14              23        980
Net investment gains (losses).....        (289)         (303)          62           16              (8)             (4)      (526)
Policyholder benefits and
  claims..........................      10,022         4,844        2,109           (4)             15           1,604     18,590
Interest credited to policyholder
  account balances................         973         1,222          184           --              --              --      2,379
Policyholder dividends............          (1)        1,698           --           (1)              3              --      1,699
Other expenses....................       1,853         2,425          764          140              17             572      5,771
Income from continuing operations
  before provision for income
  taxes...........................       1,347           652          131           17              24             130      2,301
Income from discontinued
  operations, net of income
  taxes...........................          49            51           --          274              (5)             --        369
Cumulative effect of a change in
  accounting, net of income
  taxes...........................         (26)           --           --           --              --              --        (26)
Net income........................         886           482           86          424              12             111      2,001

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

---------------

(1) Ancillary international results are reported in Corporate & Other for the years ended December 31, 2005 and 2004.

(2) Auto & Home, operated through Met P&C, was sold to the Holding company in October 2003. See Note 1.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $32,351 million, $30,102 million and $29,740 million for the years ended December 31, 2005, 2004 and 2003, respectively, which represented 95%, 96% and 97%, respectively, of consolidated revenues.

15.  ACQUISITIONS AND DISPOSITIONS

     See Note 16 for information on the dispositions of MetLife Indonesia and SSRM.

     In 2003, RGA entered into a coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. The transaction added approximately $278 billion of life reinsurance in-force, $246 million of premium and $11 million of income before income tax expense, excluding minority interest expense, in 2003. The effects of such transaction are included within the Reinsurance segment.

     In October 2003, the Company completed its sale of MTL, MetLife General Insurance Agency, Inc., MetLife Securities, Inc. and N.L. Holding Corporation to the Holding Company. The amount received in excess of book value of $28 million was recorded as a capital contribution from the Holding Company. Total revenues of the entities sold included in the consolidated statements of income was $156 million for the year ended December 31, 2003. In October 2003, the Company also sold Metropolitan Property and Casualty Insurance Company's common stock to the Holding Company for $1,990 million. The amount received in excess of book value of $120 million was recorded as a capital contribution from the Holding Company. Total revenues of the entity sold included in the consolidated statements of income was $2,343 million for the year ended December 31, 2003. See Note 1.

16.  DISCONTINUED OPERATIONS

 REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005      2004     2003
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Investment income...........................................  $   87    $ 179    $ 308
Investment expense..........................................     (47)    (114)    (170)
Net investment gains........................................     961       27      420
                                                              ------    -----    -----
  Total revenues............................................   1,001       92      558
Interest expense............................................      --       --        1
Provision for income taxes..................................     359       31      204
                                                              ------    -----    -----
Income from discontinued operations, net of income taxes....  $  642    $  61    $ 353
                                                              ======    =====    =====

     There was no carrying value of real estate related to discontinued operations at December 31, 2005. The carrying value of real estate related to discontinued operations was $678 million at December 31, 2004.

     The following table shows the discontinued real estate operations by segment:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Net investment income
  Institutional.............................................  $ 11   $21    $ 31
  Individual................................................    17    26      39
  Corporate & Other.........................................    12    18      68
                                                              ----   ---    ----
     Total net investment income............................  $ 40   $65    $138
                                                              ====   ===    ====
Net investment gains (losses)
  Institutional.............................................  $242   $ 9    $ 45
  Individual................................................   443     4      43
  Corporate & Other.........................................   276    14     332
                                                              ----   ---    ----
     Total net investment gains (losses)....................  $961   $27    $420
                                                              ====   ===    ====
Interest Expense
  Individual................................................  $ --   $--    $  1
                                                              ----   ---    ----
     Total interest expense.................................  $ --   $--    $  1
                                                              ====   ===    ====

     In the second quarter of 2005, the Company sold its One Madison Avenue property in Manhattan, New York for $918 million, resulting in a gain, net of income taxes, of $431 million. The gain is included in income from discontinued operations in the accompanying consolidated statements of income.

     In the fourth quarter of 2003, the Company sold its Eleven Madison Avenue property in Manhattan, New York for $675 million resulting in a gain, net of income taxes, of $166 million. The gain is included in income from discontinued operations in the accompanying consolidated statements of income.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OPERATIONS

     On September 29, 2005, the Company completed the sale of MetLife Indonesia to a third party resulting in a gain upon disposal of $10 million, net of income taxes. As a result of this sale, the Company recognized income from discontinued operations of $5 million, net of income taxes, for the year ended December 31, 2005. The Company reclassified the assets, liabilities and operations of MetLife Indonesia into discontinued operations for all periods presented.

     The following tables present the amounts related to the operations and financial position of MetLife Indonesia that has been combined with the discontinued real estate operations in the consolidated income statements:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Revenues from discontinued operations.......................  $ 5    $  5   $ 4
Expenses from discontinued operations.......................   10      14     9
                                                              ---    ----   ---
Income from discontinued operations before provision for
  income taxes..............................................   (5)     (9)   (5)
Provision for income taxes..................................   --      --    --
                                                              ---    ----   ---
  Loss from discontinued operations, net of income taxes....   (5)     (9)   (5)
Net investment gain, net of income taxes....................   10      --    --
                                                              ---    ----   ---
  Income (loss) from discontinued operations, net of income
     taxes..................................................  $ 5    $ (9)  $(5)
                                                              ===    ====   ===

                                                              DECEMBER 31,
                                                                  2004
                                                              -------------
                                                              (IN MILLIONS)
Fixed maturities............................................       $17
Short-term investments......................................         1
Cash and cash equivalents...................................         3
Deferred policy acquisition costs...........................         9
Premiums and other receivables..............................         1
                                                                   ---
  Total assets held-for-sale................................       $31
                                                                   ===
Future policy benefits......................................       $ 5
Policyholder account balances...............................        12
Other policyholder funds....................................         7
Other liabilities...........................................         4
                                                                   ---
  Total liabilities held-for-sale...........................       $28
                                                                   ===

     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of approximately $157 million, net of income taxes, comprised of a realized gain of $165 million, net of income taxes, and an operating expense related to a lease abandonment of $8 million, net of income taxes. Under the terms of the sale agreement, MetLife will have an opportunity to receive, prior to the end of 2006, additional payments aggregating up to approximately 25% of the base purchase price, based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years,

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

depending on retention of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. In the fourth quarter of 2005, upon finalization of the computation, the Company received a payment of $12 million, net of income taxes, due to the retention of these specific customer accounts. The Company reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The remaining asset management business, which is insignificant, has been reclassified into Corporate & Other. The Company's discontinued operations for the year ended December 31, 2005 also includes expenses of approximately $6 million, net of income taxes, related to the sale of SSRM.

     The operations of SSRM include affiliated revenues of $5 million, $59 million and $54 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions continue after the sale of SSRM. The following tables present the amounts related to operations and financial position of SSRM that have been combined with the discontinued real estate operations in the consolidated income statements:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Revenues from discontinued operations.......................  $ 19   $328   $231
Expenses from discontinued operations.......................    38    296    197
                                                              ----   ----   ----
Income from discontinued operations before provision for
  income taxes..............................................   (19)    32     34
Provision for income taxes..................................    (5)    13     13
                                                              ----   ----   ----
  Income (loss) from discontinued operations, net of income
     taxes..................................................   (14)    19     21
Net investment gain, net of income taxes....................   177     --     --
                                                              ----   ----   ----
  Income from discontinued operations, net of income
     taxes..................................................  $163   $ 19   $ 21
                                                              ====   ====   ====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31,
                                                                  2004
                                                              -------------
                                                              (IN MILLIONS)
Equity securities...........................................      $ 49
Real estate and real estate joint ventures..................        96
Short-term investments......................................        33
Other invested assets.......................................        20
Cash and cash equivalents...................................        55
Premiums and other receivables..............................        38
Other assets................................................        88
                                                                  ----
  Total assets held-for-sale................................      $379
                                                                  ====
Short-term debt.............................................      $ 19
Current income taxes payable................................         1
Deferred income taxes payable...............................         1
Other liabilities...........................................       219
                                                                  ----
  Total liabilities held-for-sale...........................      $240
                                                                  ====

17.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments were as follows:

                                                         NOTIONAL   CARRYING   ESTIMATED
                                                          AMOUNT     VALUE     FAIR VALUE
                                                         --------   --------   ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities.....................................             $147,897    $147,897
  Trading securities...................................             $    373    $    373
  Equity securities....................................             $  2,217    $  2,217
  Mortgage and consumer loans..........................             $ 33,094    $ 33,710
  Policy loans.........................................             $  8,412    $  8,412
  Short-term investments...............................             $    883    $    883
  Cash and cash equivalents............................             $  1,787    $  1,787
  Mortgage loan commitments............................   $2,603    $     --    $     (3)
  Commitments to fund partnership investments..........   $1,956    $     --    $     --
Liabilities:
  Policyholder account balances........................             $ 62,943    $ 61,849
  Short-term debt......................................             $    453    $    453
  Long-term debt.......................................             $  2,961    $  3,246
  Shares subject to mandatory redemption...............             $    278    $    362
  Payables for collateral under securities loaned and
     other transactions................................             $ 21,009    $ 21,009

                                                         NOTIONAL   CARRYING   ESTIMATED
                                                          AMOUNT     VALUE     FAIR VALUE
                                                         --------   --------   ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities.....................................             $150,229    $150,229
  Equity securities....................................             $  1,903    $  1,903
  Mortgage and consumer loans..........................             $ 31,571    $ 33,006
  Policy loans.........................................             $  8,256    $  8,256
  Short-term investments...............................             $  1,194    $  1,194
  Cash and cash equivalents............................             $  2,370    $  2,370
  Mortgage loan commitments............................   $1,161    $     --    $      4
  Commitments to fund partnership investments..........   $1,320    $     --    $     --
Liabilities:
  Policyholder account balances........................             $ 59,150    $ 58,180
  Short-term debt......................................             $  1,445    $  1,445
  Long-term debt.......................................             $  2,050    $  2,293
  Shares subject to mandatory redemption...............             $    278    $    361
  Payables for collateral under securities loaned and
     other transactions................................             $ 25,230    $ 25,230

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender.

  SHORT-TERM AND LONG-TERM DEBT, PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of short-term and long-term debt, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities. The carrying values of payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments is based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

18.  RELATED PARTIES

     Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

needed, to support the activities of the Company. Charges for these services were approximately $1,934 million, $1,711 million and $1,677 million in 2005, 2004 and 2003, respectively.

     As of December 31, 2005 and 2004, the Company held $103 million and $144 million, respectively, of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.


     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $686 million and $720 million, and $367 million and $382 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on these transfers were $34 million, $15 million and less than $1 million for the years ended December 31, 2005, 2004 and 2003, respectively. The Company purchased assets from affiliates with a fair market value of $691 million and $563 million for the years ended December 31, 2005 and 2004, respectively.



     See Notes 2 and 5 for additional related party transactions.


19.  SUBSEQUENT EVENTS

     During the first quarter of 2006, Metropolitan Life's Board of Directors approved a plan to merge an indirect insurance subsidiary, Paragon Life Insurance Company ("Paragon"), into Metropolitan Life effective May 1, 2006, subject to regulatory approvals. Metropolitan Life is to acquire Paragon from General American for its appraised value.

                        THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:



     Statement of Assets and Liabilities as of December 31, 2005.

     Statement of Operations for the year ended December 31, 2005.

     Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.



     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:



     Consolidated Balance Sheets as of December 31, 2005 and 2004.

     Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

     Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004, and 2003.



     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987; and dated on August 31, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (filed herewith).

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                      III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 27, 2001.

     (xiii) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 25, 2003.

     (xi) Form of Endorsement: Individual Retirement Annuity Endorsement ML
     408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 29, 2004.

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (iv) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) and Amended and Restated By-Laws of Metropolitan Life Insurance Company, approved June 27, 2000 (effective August 21, 2000) is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4 filed on March 5, 2002.

     (v) Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective September 16, 2004, are incorporated herein by reference to Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-122883) filed on February 17, 2005.

(7)  None.

(8) (i) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iii) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                      III-3

     (iv) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed on April 6, 2000.

     (v) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed on January 19, 2001.

     (vi) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4, filed on March 5, 2002.

     (vii) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-51676 for New England Variable Annuity Separate Account on Form N-4 filed on May 15, 2001.


     (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dated July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 (File No. 333-131664) filed on February 8, 2006.


(9) Opinion and Consent of Marie C. Swift, Esq. (MetLife) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No.333-11131) filed on April 29, 2004.


(10) (i) Consent of Deloitte & Touche LLP (filed herewith).



(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.



(14) Metropolitan Life Insurance Company. Powers of Attorney are incorporated herein by reference to the Registration Statement of Metropolitan Life Separate Account E, Post Effective Amendment No. 30 on Form N-4 (File No. 2-90380) filed on October 22, 2003, except for John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr. whose powers of attorney were filed with Metropolitan Life Separate Account E, Post-Effective Amendment No. 4 on Form N-4 (File No. 333-69320) on February 6, 2004, Sylvia M. Mathews whose power of attorney was filed with Metropolitan Life Separate Account E, Post Effective Amendment No. 4 on Form N-4 (File No. 333-52366/811-4001) on April 20, 2004.

14(i)New Power of Attorney for C. Robert Henrikson (filed herewith).


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Curtis H. Barnette     Chairman Emeritus                          Director
                       Of Counsel
                       Skadden, Arps, Slate, Meagher &
                       Flom LLP
                       and Affliates
                       1440 New York Avenue, NW
                       Washington, DC 20005


                                      III-4

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Robert H. Benmosche    Chairman of the Board,             Chairman of the Board
                       and Director                           and Director
                       MetLife, Inc. and
                       Metropolitan Life Insurance
                       Company
                       1 MetLife Plaza
                       27-01 Queens Plaza North
                       New York, NY 11101


Burton A. Dole, Jr.    Retired Chairman of the Board,              Director
                       Nellcor Puritan Bennett, Inc.
                       Pauma Valley Country Club
                       15835 Pauma Valley Drive
                       Pauma Valley, CA 92061


Cheryl W. Grise        President                                   Director
                       Utility Group, Northwest Utilities
                       Service Company
                       P.O. Box 270
                       Hartford, CT 06141 - 0270


C. Robert Henrikson    President, Chief Executive                President,
                       Officer and Director                   Chief Executive
                       MetLife, Inc. and                        Officer and
                       Metropolitan Life Insurance                Director
                       Company
                       1 MetLife Plaza
                       27-01 Queens Plaza North
                       New York, NY 11101


James R. Houghton      Chairman of the Board, Emeritus             Director
                       and Chief Executive Officer
                       Corning Incorporated
                       One Riverfront Plaza
                       MP HQ E2-6
                       Corning, NY  14831


Harry P. Kamen         Retired Chairman of the Board and           Director
                       Chief Executive Officer
                       Metropolitan Life Insurance Company
                       200 Park Avenue, 32nd Floor
                       New York, NY  10166



                                      III-5

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Helene L. Kaplan       Of Counsel, Skadden, Arps,                  Director
                       Slate, Meagher & Flom LLP
                       Four Times Square
                       New York, NY   10036


John M. Keane          General (Retired)                           Director
                       United States Army,
                       2200 Wilson Blvd,
                       Suite 102-542
                       Arlington, VA 22201-3324



James M. Kilts         Vice Chairman of the Board and Chief        Director
                       Executive Officer
                       Proctor and Gamble Company
                       Prudential Tower Building, 48th Floor
                       Boston, MA 02199


Charles M. Leighton    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       CML Group Inc.
                       U.S. Sailing
                       15 Maritime Drive
                       Portsmouth, RI 02871

Sylvia M. Mathews      Chief Operating Officer and Executive       Director
                       Director
                       The Bill & Melinda Gates Foundation
                       1551 Eastlake Avenue East
                       Seattle, WA 98102


Hugh B. Price          Senior Advisor, DLA Piper Rudnick US LLP    Director
                       1251 Avenue of the Americas
                       New York, NY 10020-1104

Kenton J. Sicchitano   Retired Global Managing Partner             Director
                       PricewaterhouseCoopers
                       101 Jericho Road
                       Weston, MA 02493



                                      III-6

        Name                Principal Occupation and       Positions and Offices
                                Business Address              with Depositor

William C. Steere, Jr.        Retired Chairman of the Board      Director
                              Pfizer, Inc.
                              235 East 42nd Street
                              New York, NY 10017

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.




Name                             Position with Metropolitan Life
Robert H. Benmosche              Chairman of the Board and Director

Gwenn L. Carr                    Senior Vice-President and Secretary

C. Robert Henrikson              President and Chief Executive Officer

Timothy L. Journy                Senior Vice President and General Auditor

Leland C. Launer Jr.             President, Institutional Business

James L. Lipscomb                Executive Vice-President and General
                                 Counsel

Joseph J. Prochaska, Jr.         Executive Vice President and Chief Accounting
                                 Officer

Catherine A. Rein                Senior Executive Vice-President and
                                 Chief Administrative Officer

Joseph A. Reali                  Senior Vice President and Tax Director

William J. Toppeta               President, International

Lisa M. Weber                    President, Individual Business

William J. Wheeler               Executive Vice President and Chief Financial
                                 Officer

Anthony J. Williamson            Senior Vice-President and Treasurer



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.


     The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company.


                                      III-7

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS



As of February 28, 2006, there were 15,790 owners of tax-qualified Contracts and 7,130 owners of non-qualified contracts.



ITEM 28.  INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institution
Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                      III-8


        Name                  Positions and Officers with
                                 Principal Underwriter
Michael K. Farrell(4)         Director and Chairman of the Board
Craig Markham(5)              Director and President
William J. Toppeta(2)         Director
Virgelan E. Aquino(3)         Vice President
Leonard M. Bakal(2)           Vice President and Chief Compliance Officer
Richard J. Barquist(2)        Vice President
Robert Begun(3)               Vice President
David J. Decker(6)            Vice President
Johannes Etwaroo(3)           Vice President-Operations
Charles E. Fuller(3)          Vice President
Rebecca Chiccino Kovatch(1)   Vice President
Joanne Logue(1)               Vice President
Jeffrey A. Wilk(3)            Vice President
Gwenn L. Carr(2)              Clerk and Secretary
Paul D. Hipworth(3)           Chief Financial Officer
Anthony J. Williamson(2)      Treasurer
Daniel D. Jordan(1)           Assistant Secretary, Assistant Clerk



Principal Business Address:


(1)  New England Financial--501 Boylston Street, Boston, MA 02117
(2) MetLife--One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY. 11101
(3)  MetLife--485 E US Highway 1 South, 4th Floor, Iselin, NJ 08830
(4)  MetLife--10 Park Avenue, Morristown, NJ 07962
(5)  General American Life Insurance Company--13045 Tesson Ferry Rd.,
     St. Louis, MO, 63128
(6)  MetLife--300 Davidson Avenue, Somerset, NJ 08873



(c)


         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities     $482,042               0              0              0
    Corporation



Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                      III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

    (c) State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110


    (d) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                   SIGNATURES



       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 21st day of April 2006.




                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY




                               BY: /s/ Paul G. Cellupica
                                   -------------------------
                                   Paul G. Cellupica
                                   Chief Counsel
                                   Securities Products & Regulation




                                     III-12

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 21st day of April, 2006.



                                   METROPOLITAN LIFE INSURANCE COMPANY




                                   BY: /s/ Paul G. Cellupica
                                       ---------------------------
                                       Paul G. Cellupica
                                       Chief Counsel
                                       Securities Products & Regulation





     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2006.



      SIGNATURE                        Title

      ---------                        -----


          *                  President, Chief Executive Officer
--------------------------     and Director

   C. ROBERT HENRIKSON



          *                                Director
--------------------------
  CURTIS H. BARNETTE



                              Chairman of the Board
--------------------------      and Director
  ROBERT H. BENMOSCHE


                                     III-13

       SIGNATURE                       Title

       ---------                       -----


        *                             Director
--------------------------
   BURTON A. DOLE, JR.



                                      Director
--------------------------
    CHERYL W. GRISE







        *                             Director
--------------------------
   JAMES R. HOUGHTON



        *                             Senior Vice President and
--------------------------              General Auditor
   TIMOTHY L. JOURNY

        *                             Director
--------------------------
    HARRY P. KAMEN


        *                             Director
--------------------------
   HELENE L. KAPLAN



        *                             Director
--------------------------
     JOHN M. KEANE



                                      Director
--------------------------
      JAMES M. KILTS



        *                             Director
--------------------------
   CHARLES M. LEIGHTON



        *                             Director
--------------------------
    SYLVIA M. MATHEWS



        *                             Director
--------------------------
   HUGH B. PRICE



        *                             Executive Vice President and
--------------------------              Chief Accounting Officer
 JOSEPH J. PROCHASKA, JR.


        *                             Director
--------------------------
  KENTON J. SICCHITANO


                                     III-14

       SIGNATURE                       Title

       ---------                       -----



        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.


        *                             Executive Vice President and
---------------------------           Chief Financial Officer
   WILLIAM J. WHEELER






 /s/  MARIE C. SWIFT
-----------------------------
 MARIE C. SWIFT
 ATTORNEY-IN-FACT
 April 21, 2006




Metropolitan Life Insurance Company. Executed by Marie C. Swift, Esq. on behalf of those indicated pursuant to Powers of Attorney which are incorporated herein by reference to the Registration Statement of Metropolitan Life Separate Account E, Post Effective Amendment No. 30 on Form N-4 (File No. 2-90380) filed on October 22, 2003, except for John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr. whose powers of attorney were filed with Metropolitan Life Separate Account E, Post-Effective Amendment No. 4 on Form N-4 (File No. 333-69320) on February 6, 2004, Sylvia M. Mathews whose power of attorney was filed with Metropolitan Life Separate Account E, Post Effective Amendment No. 4 on Form N-4 (File No. 333-52366/811-4001) on April 20, 2004.



                                     III-15

                                  EXHIBIT INDEX

  3 (iii) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)).


(10) (i) Consent of Deloitte & Touche LLP.


(14) (i) New Power of Attorney for C. Robert Henrikson.